UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2013 – December 31, 2013
Item 1: Reports to Shareholders

Annual Report | December 31, 2013

Vanguard Institutional Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
About Your Fund’s Expenses.	28
Glossary.	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	32.35%
Institutional Plus Shares	32.37
S&P 500 Index	32.39
Large-Cap Core Funds Average	31.42
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$130.52	$169.28	$3.127	$0.000
Institutional Plus Shares	130.53	169.28	3.158	0.000

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks steamed forward over the past 12 months, pausing little despite meeting a variety of obstacles along the way. Vanguard Institutional Index Fund returned about 32% for the period, its best fiscal-year result since 1997, and closely tracked its benchmark, the Standard & Poor’s 500 Index. The fund slightly exceeded the average return of its large-capitalization core fund peers.

Stocks of every size, style, and sector participated in the rally. However, small-and mid-capitalization stocks led large-caps over the period. Smaller companies generate more of their revenues and profits within the United States than larger multinational firms do. Because of this, small- and mid-caps are at an advantage when U.S. stocks trump their international counterparts and the U.S. economy is generally growing faster than other economies around the world.

Earnings, optimism, and stimulus made it a big year for U.S. stocks

For the 12 months ended December 31, the broad U.S. stock market surged about 34%, its best calendar-year finish since 1995. Corporations posted solid earnings and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the

2

Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks, in aggregate, returned about 15%, with the developed markets of Europe and the Pacific region posting double-digit results and emerging-market stocks dipping into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. While Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered in 2013 as the Fed’s phaseout loomed

The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst calendar-year performance since 1994. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. Municipal bonds returned –2.55% in aggregate. The yield of the 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. As for money market funds and savings accounts, returns remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

A broad spectrum of sectors produced an impressive result

In 2013, the stock market overcame much more than the Fed’s plans to curtail its bond-buying program; investors also confronted the U.S. government shutdown, strife in the Middle East, the

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55%
in the most recent 12 months, but that’s not enough to explain such a big leap in the average.
Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31%
during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on?
(Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31,

2007	13.63%
2008	–1.95
2009	0.76
2010	2.74
2011	–0.01
2012	2.04
2013	18.71
Note: The U.S. stock market is represented by the Russell 3000 Index.
Source: Vanguard.

4

failure of Cyprus’s banking system, and the sluggish global economy. Still, as I mentioned earlier, corporate profits impressed, and investors displayed growing confidence in the market.

Each of the fund’s ten industry sectors recorded double-digit returns, but just five accounted for three-quarters of its return: financials, health care, information technology, consumer discretionary, and industrials. The fund’s two smallest sectors––utilities and telecommunication services––were the only ones with returns below 20%.

The financial sector, the fund’s second largest, returned nearly 36%. Notable gains came from diversified financial services giants, insurance firms, commercial banks, asset managers, and consumer finance companies. Overall the sector was helped by the strong investing environment, fewer insurance claims, firmer corporate balance sheets, better lending conditions, and improved housing and labor markets.

The health care, consumer discretionary, and industrial sectors each returned more than 40%. Major pharmaceutical and biotechnology companies shined as pipelines for new medicines expanded and favorable rulings from the Food and Drug Administration contributed to a more congenial business climate.

Within the consumer discretionary sector, media corporations and internet and specialty retailers reaped rewards from favorable customer and economic trends.

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Institutional Index Fund Institutional Shares	7.41%
S&P 500 Index	7.41
Large-Cap Core Funds Average	6.12
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Setting the pace in industrials were the aerospace and defense industries, where technological improvements and cost management have helped some companies offset cuts in government spending. Industrial conglomerates also did well.

Information technology, the fund’s largest sector, returned about 28% overall as software, internet, data processing services, and semiconductor stocks flourished. The consumer staples, energy, and materials sectors had returns of about 25%.

Although strength was evident across every sector, within materials, gold mining companies hurt returns. Gold prices fell amid less global demand and investor perception that the tapering of the Fed’s bond-buying program would reduce gold’s value as a safe haven.

The fund has sustained its lead over large-cap core peers

For the decade ended December 31, the Institutional Index Fund recorded an average annual return of 7.41% for Institutional Shares. This result was in line with that of the fund’s unmanaged benchmark, the S&P 500 Index, which has no transaction costs or operating expenses.

The close index tracking is all the more impressive when you remember that those ten years included the financial crisis and global recession of 2008–2009, which sent markets reeling.

Vanguard Equity Investment Group, the fund’s advisor, deserves credit for its success in tracking the benchmark. The advisor was helped in this task by the fund’s low expenses, which are far below the average for its peer group.

Over the decade, the fund topped the 6.12% average annual result of its large-cap core fund peers, most of which are actively managed funds.

Rebalancing your portfolio keeps your target in focus

The surge in U.S. stocks in 2013 undoubtedly brought good cheer to investors at the end of the year. But while the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pullback in stocks after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your organization’s long-term goals and risk tolerance.

6

Following such a robust year for stocks, you may find that your organization’s asset mix has drifted from its original target.

If the allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income.

I understand that it can feel counterintuitive to move away from one asset class that’s done well recently and into another that’s underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read the paper, Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds?, at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your organization’s portfolio in line with its target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving your organization with a portfolio that’s more risky than it intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps you can take as an investor.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2014

7

Institutional Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.97%	1.99%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	502	500	3,653
Median Market Cap	$70.5B	$70.5B	$43.0B
Price/Earnings Ratio	19.2x	19.2x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	18.1%	17.9%	16.5%
Earnings Growth
Rate	11.0%	11.0%	11.4%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.2%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Stock Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.95
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.0%
Exxon Mobil Corp.	Integrated Oil & Gas	2.7
Google Inc.	Internet Software &
	Services	1.9
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Johnson & Johnson	Pharmaceuticals	1.6
Chevron Corp.	Integrated Oil & Gas	1.5
Procter & Gamble Co.	Household Products	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Wells Fargo & Co.	Diversified Banks	1.3
Top Ten		18.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013. For the fiscal year ended December 31, 2013, the expense ratios were
0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

8

Institutional Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
			Stock
		S&P 500	Market
	Fund	Index FA Index
Consumer
Discretionary	12.5%	12.5%	13.3%
Consumer Staples	9.8	9.8	8.5
Energy	10.3	10.3	9.4
Financials	16.2	16.2	17.3
Health Care	13.0	13.0	12.6
Industrials	10.9	10.9	11.8
Information
Technology	18.6	18.6	18.1
Materials	3.5	3.5	3.9
Telecommunication
Services	2.3	2.3	2.1
Utilities	2.9	2.9	3.0

9

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $5,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $5,000,000
		Year	Years	Years	Investment
	Institutional Index Fund*Institutional
	Shares	32.35%	17.95%	7.41%	$10,221,701
••••••••	S&P 500 Index	32.39	17.94	7.41	10,214,756
– – – –	Large-Cap Core Funds Average	31.42	16.62	6.12	9,057,010
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	10,888,699
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Plus
Shares	32.37%	17.98%	7.44%	$409,827,937
S&P 500 Index	32.39	17.94	7.41	362,280,418
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	435,547,944

See Financial Highlights for dividend and capital gains information.

10

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

11

Institutional Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	3,644,737	1,453,485
	Comcast Corp. Class A	24,773,038	1,287,331
	Walt Disney Co.	16,065,309	1,227,390
	Home Depot Inc.	13,843,249	1,139,853
	McDonald’s Corp.	9,781,355	949,085
	Twenty-First Century
	Fox Inc. Class A	19,290,292	678,632
	Time Warner Inc.	8,893,579	620,060
	Ford Motor Co.	38,774,436	598,290
*	priceline.com Inc.	505,537	587,636
	Starbucks Corp.	7,407,942	580,709
	NIKE Inc. Class B	7,345,336	577,637
	Lowe’s Cos. Inc.	10,280,597	509,404
*	General Motors Co.	11,196,069	457,583
	TJX Cos. Inc.	6,991,126	445,544
	Target Corp.	6,213,368	393,120
	Time Warner Cable Inc.	2,770,976	375,467
	CBS Corp. Class B	5,485,820	349,666
	Viacom Inc. Class B	3,989,425	348,436
	Johnson Controls Inc.	6,733,453	345,426
*	DIRECTV	4,803,511	331,875
	Yum! Brands Inc.	4,377,572	330,988
	VF Corp.	3,462,824	215,872
*	Netflix Inc.	582,488	214,455
*	Discovery
	Communications Inc.
	Class A	2,218,249	200,574
	Macy’s Inc.	3,621,975	193,413
	Omnicom Group Inc.	2,529,664	188,131
*	Dollar General Corp.	2,896,063	174,691
	Carnival Corp.	4,305,536	172,953
*	Bed Bath & Beyond Inc.	2,110,822	169,499
	Delphi Automotive plc	2,752,454	165,505
*	Chipotle Mexican Grill
	Inc. Class A	304,155	162,048
*	AutoZone Inc.	334,515	159,878
	Ross Stores Inc.	2,129,850	159,590
	Mattel Inc.	3,326,527	158,276

	Coach Inc.	2,756,712	154,734
	Wynn Resorts Ltd.	793,876	154,179
	Harley-Davidson Inc.	2,173,301	150,479
	Starwood Hotels &
	Resorts Worldwide Inc.	1,882,424	149,559
	L Brands Inc.	2,396,724	148,237
*	Michael Kors Holdings
	Ltd.	1,763,188	143,153
*	O’Reilly Automotive Inc.	1,054,864	135,772
	Genuine Parts Co.	1,517,193	126,215
	BorgWarner Inc.	2,237,581	125,103
	Whirlpool Corp.	771,503	121,018
*	Dollar Tree Inc.	2,045,298	115,396
	Kohl’s Corp.	1,978,482	112,279
	PVH Corp.	801,705	109,048
	Marriott International Inc.	2,208,073	108,991
	Best Buy Co. Inc.	2,686,664	107,144
	Ralph Lauren Corp.
	Class A	586,528	103,563
*	CarMax Inc.	2,195,270	103,222
	Staples Inc.	6,491,917	103,157
	Gap Inc.	2,603,559	101,747
	Tiffany & Co.	1,083,342	100,512
	Wyndham Worldwide
	Corp.	1,281,964	94,468
	Scripps Networks
	Interactive Inc. Class A	1,077,771	93,130
	Newell Rubbermaid Inc.	2,825,513	91,575
*	TripAdvisor Inc.	1,090,113	90,294
*	Mohawk Industries Inc.	600,181	89,367
*	News Corp. Class A	4,897,507	88,253
	Nordstrom Inc.	1,407,691	86,995
	H&R Block Inc.	2,688,376	78,070
	PetSmart Inc.	1,020,468	74,239
	Interpublic Group of
	Cos. Inc.	4,095,008	72,482
	Expedia Inc.	1,013,103	70,573
	Darden Restaurants Inc.	1,283,198	69,767
	PulteGroup Inc.	3,391,696	69,089
	Gannett Co. Inc.	2,242,009	66,319

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Lennar Corp. Class A	1,644,996	65,076
	Hasbro Inc.	1,136,117	62,498
*	DR Horton Inc.	2,795,906	62,405
	Family Dollar Stores Inc.	951,127	61,795
*	Fossil Group Inc.	483,289	57,966
	Goodyear Tire & Rubber
	Co.	2,429,075	57,933
	GameStop Corp. Class A	1,150,003	56,649
^	Garmin Ltd.	1,209,934	55,923
	Harman International
	Industries Inc.	664,531	54,392
	International Game
	Technology	2,448,672	44,468
	Leggett & Platt Inc.	1,389,242	42,983
	Comcast Corp.	844,535	42,125
*	Urban Outfitters Inc.	1,072,864	39,803
	Cablevision Systems
	Corp. Class A	2,106,170	37,764
*	AutoNation Inc.	635,084	31,557
*	Graham Holdings Co.
	Class B	42,863	28,432
			20,332,400
Consumer Staples (9.7%)
	Procter & Gamble Co.	26,721,198	2,175,373
	Coca-Cola Co.	37,332,610	1,542,210
	Philip Morris
	International Inc.	15,749,810	1,372,281
	Wal-Mart Stores Inc.	15,904,318	1,251,511
	PepsiCo Inc.	15,075,718	1,250,380
	CVS Caremark Corp.	11,700,482	837,404
	Altria Group Inc.	19,660,600	754,770
	Mondelez International
	Inc. Class A	17,240,006	608,572
	Colgate-Palmolive Co.	8,640,167	563,425
	Costco Wholesale Corp.	4,294,923	511,139
	Walgreen Co.	8,560,720	491,728
	Kimberly-Clark Corp.	3,751,521	391,884
	Kraft Foods Group Inc.	5,857,323	315,827
	General Mills Inc.	6,234,704	311,174
	Archer-Daniels-Midland
	Co.	6,467,727	280,699
	Whole Foods Market Inc.	3,657,990	211,542
	Sysco Corp.	5,716,708	206,373
	Kroger Co.	5,115,491	202,215
	Estee Lauder Cos. Inc.
	Class A	2,516,821	189,567
	Lorillard Inc.	3,620,779	183,501
	Mead Johnson Nutrition
	Co.	1,985,405	166,298
	Kellogg Co.	2,527,652	154,364
	Reynolds American Inc.	3,081,061	154,022
	Hershey Co.	1,472,470	143,168
	ConAgra Foods Inc.	4,146,697	139,744
	Brown-Forman Corp.
	Class B	1,592,604	120,353
	Clorox Co.	1,268,371	117,654

*	Constellation Brands Inc.
	Class A	1,637,628	115,256
	Beam Inc.	1,602,772	109,085
	JM Smucker Co.	1,033,370	107,078
	Coca-Cola Enterprises
	Inc.	2,373,334	104,735
	Dr Pepper Snapple
	Group Inc.	1,973,911	96,169
*	Monster Beverage Corp.	1,334,856	90,463
	McCormick & Co. Inc.	1,299,101	89,534
	Tyson Foods Inc.
	Class A	2,672,190	89,412
	Molson Coors Brewing
	Co. Class B	1,555,591	87,346
	Safeway Inc.	2,428,103	79,083
	Campbell Soup Co.	1,766,555	76,457
	Avon Products Inc.	4,267,441	73,485
	Hormel Foods Corp.	1,324,247	59,816
			15,825,097
Energy (10.2%)
	Exxon Mobil Corp.	42,944,238	4,345,957
	Chevron Corp.	18,905,432	2,361,477
	Schlumberger Ltd.	12,946,001	1,166,564
	ConocoPhillips	12,042,959	850,835
	Occidental Petroleum
	Corp.	7,923,753	753,549
	Phillips 66	5,893,397	454,558
	EOG Resources Inc.	2,683,346	450,373
	Halliburton Co.	8,338,103	423,159
	Anadarko Petroleum
	Corp.	4,947,105	392,404
	Apache Corp.	3,924,398	337,263
	National Oilwell Varco
	Inc.	4,208,193	334,678
	Marathon Petroleum
	Corp.	2,958,962	271,426
	Valero Energy Corp.	5,303,722	267,308
	Williams Cos. Inc.	6,717,935	259,111
	Pioneer Natural
	Resources Co.	1,401,918	258,051
	Marathon Oil Corp.	6,847,713	241,724
	Baker Hughes Inc.	4,356,758	240,754
	Noble Energy Inc.	3,531,563	240,535
	Kinder Morgan Inc.	6,618,403	238,262
	Spectra Energy Corp.	6,586,313	234,604
	Devon Energy Corp.	3,751,364	232,097
	Hess Corp.	2,796,011	232,069
	Transocean Ltd.	3,331,730	164,654
	Cabot Oil & Gas Corp.	4,139,663	160,453
*	Cameron International
	Corp.	2,338,073	139,185
*	Southwestern Energy
	Co.	3,447,027	135,572
	Range Resources Corp.	1,606,294	135,427
	Chesapeake Energy Corp.	4,968,392	134,842
	EQT Corp.	1,481,341	132,995

13

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Ensco plc Class A	2,295,926	131,281
*	FMC Technologies Inc.	2,325,405	121,409
	Murphy Oil Corp.	1,727,564	112,084
	Noble Corp. plc	2,493,030	93,414
	Helmerich & Payne Inc.	1,054,103	88,629
	CONSOL Energy Inc.	2,252,308	85,678
	Tesoro Corp.	1,306,774	76,446
*	Denbury Resources Inc.	3,607,530	59,272
	QEP Resources Inc.	1,763,717	54,058
	Peabody Energy Corp.	2,654,635	51,845
	Nabors Industries Ltd.	2,555,432	43,417
*	Rowan Cos. plc Class A	1,222,197	43,217
*	WPX Energy Inc.	1,973,174	40,213
	Diamond Offshore Drilling
	Inc.	683,872	38,926
*	Newfield Exploration Co.	1,337,080	32,932
			16,662,707
Financials (16.1%)
	JPMorgan Chase & Co.	36,954,220	2,161,083
	Wells Fargo & Co.	47,121,969	2,139,337
*	Berkshire Hathaway Inc.
	Class B	16,556,403	1,962,927
	Bank of America Corp.	104,851,818	1,632,543
	Citigroup Inc.	29,815,382	1,553,680
	American Express Co.	9,056,464	821,693
	American International
	Group Inc.	14,473,466	738,870
	Goldman Sachs Group
	Inc.	4,143,439	734,466
	US Bancorp	17,952,902	725,297
	MetLife Inc.	11,020,161	594,207
	Simon Property Group
	Inc.	3,050,451	464,157
	Capital One Financial
	Corp.	5,667,538	434,190
	Morgan Stanley	13,619,069	427,094
	Prudential Financial Inc.	4,551,227	419,714
	PNC Financial Services
	Group Inc.	5,230,616	405,791
	BlackRock Inc.	1,249,000	395,271
	Bank of New York Mellon
	Corp.	11,289,985	394,472
	ACE Ltd.	3,342,756	346,076
	Travelers Cos. Inc.	3,578,771	324,022
	State Street Corp.	4,315,281	316,698
	American Tower
	Corporation	3,879,184	309,636
	Aflac Inc.	4,581,575	306,049
	Charles Schwab Corp.	11,405,510	296,543
	Discover Financial
	Services	4,708,444	263,437
	Marsh & McLennan
	Cos. Inc.	5,394,365	260,872
	BB&T Corp.	6,929,210	258,598
	IntercontinentalExchange
	Group Inc.	1,130,778	254,335

	Aon plc	2,959,189	248,246
	Allstate Corp.	4,471,027	243,850
	CME Group Inc.	3,098,665	243,121
	Chubb Corp.	2,474,692	239,130
	Franklin Resources Inc.	3,968,586	229,106
	Ameriprise Financial Inc.	1,912,214	220,000
	T. Rowe Price Group Inc.	2,564,636	214,840
	Public Storage	1,420,704	213,844
	McGraw Hill Financial Inc.	2,661,793	208,152
	SunTrust Banks Inc.	5,261,447	193,674
	Fifth Third Bancorp	8,677,816	182,494
	Prologis Inc.	4,902,243	181,138
	Weyerhaeuser Co.	5,728,236	180,840
	Equity Residential	3,294,616	170,892
	Ventas Inc.	2,892,065	165,658
	HCP Inc.	4,484,823	162,889
	Hartford Financial
	Services Group Inc.	4,394,530	159,214
	Invesco Ltd.	4,357,145	158,600
	Health Care REIT Inc.	2,837,423	152,001
	Vornado Realty Trust	1,709,818	151,815
	Boston Properties Inc.	1,502,635	150,820
	M&T Bank Corp.	1,280,049	149,023
	Progressive Corp.	5,425,723	147,959
	Moody’s Corp.	1,860,514	145,995
	Loews Corp.	3,006,306	145,024
	Host Hotels & Resorts
	Inc.	7,433,755	144,512
	AvalonBay Communities
	Inc.	1,195,624	141,359
	Northern Trust Corp.	2,208,041	136,656
*	Berkshire Hathaway Inc.
	Class A	759	135,026
	Regions Financial Corp.	13,540,272	133,913
	Lincoln National Corp.	2,578,587	133,107
	Principal Financial Group
	Inc.	2,690,812	132,684
	KeyCorp	8,813,401	118,276
	SLM Corp.	4,288,020	112,689
	General Growth
	Properties Inc.	5,284,011	106,050
	Unum Group	2,569,336	90,132
	XL Group plc Class A	2,782,337	88,590
	Leucadia National Corp.	3,084,277	87,408
	Comerica Inc.	1,799,492	85,548
	Macerich Co.	1,382,610	81,422
	Plum Creek Timber Co.
	Inc.	1,740,507	80,951
	Kimco Realty Corp.	4,030,595	79,604
	Huntington Bancshares
	Inc.	8,170,737	78,848
	Cincinnati Financial Corp.	1,450,534	75,964
*	Genworth Financial Inc.
	Class A	4,862,606	75,516
*	CBRE Group Inc.
	Class A	2,738,735	72,029

14

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Torchmark Corp.	889,507	69,515
*	E*TRADE Financial Corp.	2,825,439	55,492
	Zions Bancorporation	1,816,185	54,413
	Assurant Inc.	715,392	47,481
	People’s United
	Financial Inc.	3,126,593	47,274
	Legg Mason Inc.	1,044,351	45,408
	NASDAQ OMX Group
	Inc.	1,137,956	45,291
	Hudson City Bancorp
	Inc.	4,673,385	44,070
	Apartment Investment
	& Management Co.
	Class A	1,435,455	37,193
			26,235,804
Health Care (12.9%)
	Johnson & Johnson	27,735,812	2,540,323
	Pfizer Inc.	63,711,196	1,951,474
	Merck & Co. Inc.	28,723,472	1,437,610
*	Gilead Sciences Inc.	15,073,233	1,132,753
	Bristol-Myers Squibb Co.	16,185,915	860,281
	Amgen Inc.	7,413,161	846,286
	AbbVie Inc.	15,638,557	825,872
	UnitedHealth Group Inc.	9,896,640	745,217
*	Celgene Corp.	4,050,654	684,398
*	Biogen Idec Inc.	2,322,019	649,585
	Abbott Laboratories	15,199,221	582,586
	Medtronic Inc.	9,813,941	563,222
*	Express Scripts Holding
	Co.	7,921,045	556,374
	Eli Lilly & Co.	9,746,062	497,049
	Thermo Fisher Scientific
	Inc.	3,552,153	395,532
	Baxter International Inc.	5,334,704	371,029
	McKesson Corp.	2,258,035	364,447
	Allergan Inc.	2,921,063	324,472
	Covidien plc	4,521,723	307,929
*	Actavis plc	1,710,826	287,419
	WellPoint Inc.	2,903,806	268,283
*	Alexion Pharmaceuticals
	Inc.	1,927,339	256,452
	Aetna Inc.	3,612,387	247,774
	Cigna Corp.	2,716,969	237,680
	Cardinal Health Inc.	3,356,548	224,251
	Stryker Corp.	2,901,338	218,007
*	Regeneron
	Pharmaceuticals Inc.	772,034	212,495
	Becton Dickinson and Co.	1,907,855	210,799
*	Perrigo Co. plc	1,307,433	200,639
	Agilent Technologies Inc.	3,251,513	185,954
	St. Jude Medical Inc.	2,868,309	177,692
*	Vertex Pharmaceuticals
	Inc.	2,297,698	170,719
*	Mylan Inc.	3,763,236	163,324
*	Cerner Corp.	2,901,617	161,736

	Zoetis Inc.	4,914,755	160,663
	AmerisourceBergen
	Corp. Class A	2,260,995	158,971
	Humana Inc.	1,532,516	158,186
*	Boston Scientific Corp.	13,124,393	157,755
	Zimmer Holdings Inc.	1,680,603	156,615
*	Intuitive Surgical Inc.	374,137	143,699
*	Forest Laboratories Inc.	2,331,243	139,944
*	Life Technologies Corp.	1,697,107	128,641
*	DaVita HealthCare
	Partners Inc.	1,735,204	109,960
	CR Bard Inc.	765,570	102,540
*	Waters Corp.	837,500	83,750
*	CareFusion Corp.	2,079,182	82,793
*	Varian Medical Systems
	Inc.	1,040,001	80,798
*	Laboratory Corp. of
	America Holdings	859,816	78,561
	Quest Diagnostics Inc.	1,430,697	76,600
*	Edwards Lifesciences
	Corp.	1,076,304	70,778
	DENTSPLY International
	Inc.	1,403,575	68,045
*	Hospira Inc.	1,631,872	67,364
	PerkinElmer Inc.	1,105,794	45,592
*	Tenet Healthcare Corp.	976,140	41,115
	Patterson Cos. Inc.	821,324	33,839
			21,005,872
Industrials (10.9%)
	General Electric Co.	99,457,638	2,787,798
	United Technologies
	Corp.	8,298,414	944,359
	Boeing Co.	6,795,934	927,577
	3M Co.	6,287,480	881,819
	Union Pacific Corp.	4,527,419	760,606
	United Parcel Service
	Inc. Class B	7,026,882	738,385
	Honeywell International
	Inc.	7,713,481	704,781
	Caterpillar Inc.	6,255,475	568,060
	Emerson Electric Co.	6,919,986	485,645
	Danaher Corp.	5,893,992	455,016
	FedEx Corp.	2,925,758	420,636
	Lockheed Martin Corp.	2,644,784	393,174
	Precision Castparts Corp.	1,427,864	384,524
	Eaton Corp. plc	4,664,309	355,047
	Deere & Co.	3,763,285	343,701
	Illinois Tool Works Inc.	4,013,794	337,480
	General Dynamics Corp.	3,288,968	314,261
	CSX Corp.	9,964,294	286,673
	Raytheon Co.	3,140,354	284,830
	Norfolk Southern Corp.	3,036,470	281,875
	Northrop Grumman Corp.	2,182,032	250,083
	Cummins Inc.	1,712,778	241,450
	Delta Air Lines Inc.	8,409,773	231,016

15

Institutional Index Fund

			Market
			Value
		Shares	($000)
	PACCAR Inc.	3,480,577	205,946
	Waste Management Inc.	4,289,043	192,449
	Parker Hannifin Corp.	1,466,830	188,693
	Tyco International Ltd.	4,573,643	187,702
	Ingersoll-Rand plc	2,633,463	162,221
	Dover Corp.	1,674,532	161,659
	Rockwell Automation Inc.	1,362,953	161,046
	WW Grainger Inc.	607,228	155,098
	Pentair Ltd.	1,959,303	152,179
	Roper Industries Inc.	976,121	135,368
	Kansas City Southern	1,083,226	134,136
	Southwest Airlines Co.	6,848,171	129,020
	Fluor Corp.	1,605,621	128,915
	Fastenal Co.	2,683,375	127,487
	AMETEK Inc.	2,405,703	126,708
	Stanley Black & Decker
	Inc.	1,525,615	123,102
	Nielsen Holdings NV	2,487,199	114,138
	Flowserve Corp.	1,370,759	108,057
	Textron Inc.	2,766,159	101,684
	Rockwell Collins Inc.	1,329,244	98,258
*	Stericycle Inc.	842,331	97,854
	L-3 Communications
	Holdings Inc.	871,877	93,169
	Pall Corp.	1,089,931	93,026
	Expeditors International
	of Washington Inc.	2,022,497	89,495
	Republic Services Inc.
	Class A	2,657,004	88,213
	CH Robinson Worldwide
	Inc.	1,491,768	87,030
	Equifax Inc.	1,197,212	82,715
*	Jacobs Engineering
	Group Inc.	1,294,506	81,541
	Masco Corp.	3,512,057	79,970
	ADT Corp.	1,967,566	79,627
*	Quanta Services Inc.	2,123,739	67,025
	Xylem Inc.	1,815,033	62,800
	Snap-on Inc.	572,042	62,650
	Joy Global Inc.	1,045,584	61,156
	Cintas Corp.	990,764	59,040
	Robert Half International
	Inc.	1,363,450	57,251
	Iron Mountain Inc.	1,674,254	50,814
	Pitney Bowes Inc.	1,987,214	46,302
	Dun & Bradstreet Corp.	375,346	46,074
*	Allegion plc	878,588	38,825
	Ryder System Inc.	517,432	38,176
			17,735,415
Information Technology (18.6%)
	Apple Inc.	8,844,790	4,962,900
*	Google Inc. Class A	2,758,724	3,091,730
	Microsoft Corp.	74,677,943	2,795,195
	International Business
	Machines Corp.	10,033,847	1,882,049

	Oracle Corp.	34,496,941	1,319,853
	Intel Corp.	48,866,436	1,268,573
	QUALCOMM Inc.	16,607,681	1,233,120
	Cisco Systems Inc.	52,558,866	1,179,947
	Visa Inc. Class A	5,005,965	1,114,728
*	Facebook Inc. Class A	16,168,097	883,748
	MasterCard Inc. Class A	1,017,674	850,226
*	eBay Inc.	11,453,494	628,682
	Hewlett-Packard Co.	18,891,726	528,591
	Accenture plc Class A	6,249,246	513,813
	EMC Corp.	20,228,798	508,754
	Texas Instruments Inc.	10,759,615	472,455
	Automatic Data
	Processing Inc.	4,732,389	382,424
*	Yahoo! Inc.	9,273,887	375,036
*	Salesforce.com Inc.	5,453,183	300,961
*	Cognizant Technology
	Solutions Corp.
	Class A	2,973,460	300,260
*	Adobe Systems Inc.	4,569,761	273,637
	Corning Inc.	14,225,711	253,502
*	Micron Technology Inc.	10,339,411	224,986
	TE Connectivity Ltd.	4,033,847	222,305
	Intuit Inc.	2,799,949	213,692
	Applied Materials Inc.	11,836,707	209,391
	Seagate Technology plc	3,205,743	180,035
	Western Digital Corp.	2,069,208	173,607
	Symantec Corp.	6,841,536	161,323
	Broadcom Corp. Class A	5,303,905	157,261
	SanDisk Corp.	2,220,304	156,620
	Analog Devices Inc.	3,057,315	155,709
	Fidelity National
	Information Services
	Inc.	2,861,577	153,609
	Motorola Solutions Inc.	2,263,245	152,769
*	Fiserv Inc.	2,535,276	149,708
	Paychex Inc.	3,194,744	145,457
	Amphenol Corp. Class A	1,555,790	138,745
	Xerox Corp.	11,374,812	138,431
	NetApp Inc.	3,349,982	137,818
*	Alliance Data Systems
	Corp.	478,800	125,891
	Xilinx Inc.	2,637,212	121,101
*	Citrix Systems Inc.	1,832,051	115,877
*	Juniper Networks Inc.	4,963,645	112,030
*	Autodesk Inc.	2,217,398	111,602
	CA Inc.	3,193,594	107,464
	KLA-Tencor Corp.	1,637,975	105,584
	Linear Technology Corp.	2,301,558	104,836
*	Red Hat Inc.	1,864,268	104,474
	Altera Corp.	3,156,305	102,675
	Western Union Co.	5,433,117	93,721
	NVIDIA Corp.	5,692,375	91,192
	Microchip Technology Inc.	1,951,607	87,334
*	Lam Research Corp.	1,597,586	86,989

16

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	Akamai Technologies Inc.	1,760,848	83,077
	Computer Sciences Corp.	1,448,260	80,929
*	VeriSign Inc.	1,267,399	75,765
	Harris Corp.	1,051,406	73,399
*	Teradata Corp.	1,605,852	73,050
*	Electronic Arts Inc.	3,041,278	69,767
*	F5 Networks Inc.	763,480	69,370
	LSI Corp.	5,361,113	59,079
	Total System Services Inc.	1,642,845	54,674
	FLIR Systems Inc.	1,393,550	41,946
*	First Solar Inc.	694,678	37,957
	Jabil Circuit Inc.	1,817,455	31,696
			30,213,129
Materials (3.5%)
	Monsanto Co.	5,169,008	602,448
	EI du Pont de Nemours
	& Co.	9,103,749	591,471
	Dow Chemical Co.	11,922,570	529,362
	Freeport-McMoRan
	Copper & Gold Inc.	10,205,014	385,137
	Praxair Inc.	2,893,529	376,246
	LyondellBasell Industries
	NV Class A	4,294,161	344,735
	Ecolab Inc.	2,665,475	277,929
	PPG Industries Inc.	1,395,989	264,763
	Air Products
	& Chemicals Inc.	2,076,785	232,143
	International Paper Co.	4,360,683	213,804
	Nucor Corp.	3,127,781	166,961
	Mosaic Co.	3,349,624	158,337
	Sherwin-Williams Co.	846,625	155,356
	CF Industries Holdings
	Inc.	563,338	131,280
	Eastman Chemical Co.	1,512,835	122,086
	Newmont Mining Corp.	4,893,536	112,698
	Alcoa Inc.	10,512,977	111,753
	Sigma-Aldrich Corp.	1,176,137	110,569
	FMC Corp.	1,311,120	98,937
	Vulcan Materials Co.	1,278,857	75,990
	Ball Corp.	1,422,842	73,504
	Airgas Inc.	652,450	72,976
	International Flavors
	& Fragrances Inc.	801,905	68,948
	Sealed Air Corp.	1,929,954	65,715
	MeadWestvaco Corp.	1,748,155	64,559
*	Owens-Illinois Inc.	1,621,625	58,022
	Avery Dennison Corp.	950,447	47,703
	United States Steel Corp.	1,421,498	41,934
	Bemis Co. Inc.	1,011,521	41,432
	Cliffs Natural Resources
	Inc.	1,504,623	39,436
	Allegheny Technologies
	Inc.	1,060,985	37,803
			5,674,037

Telecommunication Services (2.3%)
AT&T Inc.	51,786,318	1,820,807
Verizon Communications
Inc.	28,131,861	1,382,400
* Crown Castle
International Corp.	3,283,829	241,131
CenturyLink Inc.	5,809,929	185,046
^ Windstream Holdings
Inc.	5,864,386	46,798
Frontier Communications
Corp.	9,833,728	45,727
		3,721,909
Utilities (2.9%)
Duke Energy Corp.	6,939,941	478,925
Dominion Resources Inc.	5,705,672	369,100
NextEra Energy Inc.	4,233,585	362,480
Southern Co.	8,667,447	356,319
Exelon Corp.	8,423,164	230,710
American Electric
Power Co. Inc.	4,789,850	223,878
Sempra Energy	2,234,196	200,541
PPL Corp.	6,195,077	186,410
PG&E Corp.	4,416,336	177,890
Public Service Enterprise
Group Inc.	4,972,276	159,312
Consolidated Edison Inc.	2,878,860	159,143
Edison International	3,202,511	148,276
Xcel Energy Inc.	4,891,411	136,666
FirstEnergy Corp.	4,110,786	135,574
Northeast Utilities	3,097,049	131,284
ONEOK Inc.	2,027,565	126,074
DTE Energy Co.	1,737,718	115,367
Entergy Corp.	1,752,646	110,890
NiSource Inc.	3,079,251	101,246
CenterPoint Energy Inc.	4,216,988	97,750
AES Corp.	6,460,126	93,736
Wisconsin Energy Corp.	2,228,502	92,126
NRG Energy Inc.	3,178,725	91,293
Ameren Corp.	2,387,096	86,317
CMS Energy Corp.	2,616,897	70,054
SCANA Corp.	1,382,799	64,895
Pinnacle West Capital
Corp.	1,082,573	57,290
AGL Resources Inc.	1,167,348	55,134
Pepco Holdings Inc.	2,456,974	47,002
Integrys Energy Group Inc.	785,063	42,715
TECO Energy Inc.	2,009,566	34,645
		4,743,042
Total Common Stocks
(Cost $106,949,790)		162,149,412

17

Institutional Index Fund

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.125%	305,702,760	305,703

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Fannie Mae Discount
	Notes, 0.065%, 2/3/14	1,200	1,200
[4],5	Fannie Mae Discount
	Notes, 0.095%, 4/9/14	6,000	5,996
[4],6	Federal Home Loan Bank
	Discount Notes,
	0.050%, 1/10/14	1,100	1,100
[4],6	Federal Home Loan Bank
	Discount Notes,
	0.070%, 2/5/14	800	800
[4],6	Federal Home Loan Bank
	Discount Notes,
	0.125%, 5/30/14	1,400	1,399
[4],5	Freddie Mac Discount
	Notes, 0.080%, 2/10/14	1,200	1,200
[4],5	Freddie Mac Discount
	Notes, 0.063%, 3/17/14	8,000	7,997
4	United States Treasury
	Note/Bond,
	1.750%, 3/31/14	3,500	3,514
			23,206
Total Temporary Cash Investments
(Cost $328,913)			328,909
Total Investments (99.8%)
(Cost $107,278,703)			162,478,321

Market
Value
($000)
Other Assets and Liabilities (0.2%)
Other Assets	920,700
Liabilities[3]	(640,783)
279,917
Net Assets (100%)	162,758,238

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	108,946,229
Undistributed Net Investment Income	19,296
Accumulated Net Realized Losses	(1,418,876)
Unrealized Appreciation (Depreciation)
Investment Securities	55,199,618
Futures Contracts	11,971
Net Assets	162,758,238

Institutional Shares—Net Assets
Applicable to 518,934,292 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	87,843,144
Net Asset Value Per Share—
Institutional Shares	$169.28

Institutional Plus Shares—Net Assets
Applicable to 442,542,505 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	74,915,094
Net Asset Value Per Share—
Institutional Plus Shares	$169.28

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,311,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $21,684,000 of collateral received for securities on loan.
4 Securities with a value of $23,206,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	2,977,261
Interest[1]	587
Securities Lending	2,972
Total Income	2,980,820
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	31,556
Management and Administrative—Institutional Plus Shares	12,295
Total Expenses	43,851
Net Investment Income	2,936,969
Realized Net Gain (Loss)
Investment Securities Sold	63,037
Futures Contracts	159,882
Realized Net Gain (Loss)	222,919
Change in Unrealized Appreciation (Depreciation)
Investment Securities	35,826,111
Futures Contracts	13,405
Change in Unrealized Appreciation (Depreciation)	35,839,516
Net Increase (Decrease) in Net Assets Resulting from Operations	38,999,404
1 Interest income from an affiliated company of the fund was $546,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,936,969	2,499,641
Realized Net Gain (Loss)	222,919	1,500,621
Change in Unrealized Appreciation (Depreciation)	35,839,516	11,475,384
Net Increase (Decrease) in Net Assets Resulting from Operations	38,999,404	15,475,646
Distributions
Net Investment Income
Institutional Shares	(1,632,147)	(1,475,484)
Institutional Plus Shares	(1,302,981)	(1,018,134)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,935,128)	(2,493,618)
Capital Share Transactions
Institutional Shares	(498,153)	1,647,564
Institutional Plus Shares	9,850,889	9,172,090
Net Increase (Decrease) from Capital Share Transactions	9,352,736	10,819,654
Total Increase (Decrease)	45,417,012	23,801,682
Net Assets
Beginning of Period	117,341,226	93,539,544
End of Period[1]	162,758,238	117,341,226
1 Net Assets—End of Period includes undistributed net investment income of $19,296,000 and $17,455,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$130.52	$115.04	$115.01	$101.98	$82.54
Investment Operations
Net Investment Income	3.128	2.835	2.361	2.118	2.207
Net Realized and Unrealized Gain (Loss)
on Investments	38.759	15.475	.029	13.032	19.441
Total from Investment Operations	41.887	18.310	2.390	15.150	21.648
Distributions
Dividends from Net Investment Income	(3.127)	(2.830)	(2.360)	(2.120)	(2.208)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.127)	(2.830)	(2.360)	(2.120)	(2.208)
Net Asset Value, End of Period	$169.28	$130.52	$115.04	$115.01	$101.98

Total Return	32.35%	15.98%	2.09%	15.05%	26.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87,843	$68,055	$58,399	$54,686	$44,401
Ratio of Total Expenses to
Average Net Assets	0.040%	0.040%	0.044%	0.050%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.08%	2.27%	2.05%	2.05%	2.56%
Portfolio Turnover Rate[1]	5%	5%	5%	4%	11%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$130.53	$115.05	$115.01	$101.98	$82.54
Investment Operations
Net Investment Income	3.158	2.861	2.386	2.144	2.229
Net Realized and Unrealized Gain (Loss)
on Investments	38.750	15.474	.040	13.031	19.441
Total from Investment Operations	41.908	18.335	2.426	15.175	21.670
Distributions
Dividends from Net Investment Income	(3.158)	(2.855)	(2.386)	(2.145)	(2.230)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.158)	(2.855)	(2.386)	(2.145)	(2.230)
Net Asset Value, End of Period	$169.28	$130.53	$115.05	$115.01	$101.98

Total Return	32.37%	16.00%	2.12%	15.07%	26.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74,915	$49,286	$35,141	$33,643	$24,767
Ratio of Total Expenses to
Average Net Assets	0.020%	0.020%	0.022%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.29%	2.07%	2.08%	2.59%
Portfolio Turnover Rate[1]	5%	5%	5%	4%	11%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, based on quarterly average aggregate settlement values.

23

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Institutional Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	162,149,412	—	—
Temporary Cash Investments	305,703	23,206	—
Futures Contracts—Assets[1]	1,805	—	—
Futures Contracts—Liabilities[1]	(376)	—	—
Total	162,456,544	23,206	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	4,300	395,837	302
S&P 500 Index	March 2014	658	302,861	11,669
				11,971

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $555,979,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $18,859,000 of ordinary income available for distribution. At December 31, 2013, the fund had available capital losses totaling $1,405,196,000 to offset future net capital gains. Of this amount, $764,352,000 is subject to expiration dates; $53,338,000 may be used to offset future net capital gains through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. Capital losses of $640,844,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

25

Institutional Index Fund

At December 31, 2013, the cost of investment securities for tax purposes was $107,279,976,000. Net unrealized appreciation of investment securities for tax purposes was $55,198,345,000, consisting of unrealized gains of $58,695,440,000 on securities that had risen in value since their purchase and $3,497,095,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $17,447,987,000 of investment securities and sold $7,867,651,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,302,486,000 and $944,063,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	17,384,208	115,862	15,985,832	126,720
Issued in Lieu of Cash Distributions	1,504,523	9,771	1,371,165	10,686
Redeemed	(19,386,884)	(128,099)	(15,709,433)	(123,636)
Net Increase (Decrease) —Institutional Shares	(498,153)	(2,466)	1,647,564	13,770
Institutional Plus Shares
Issued	17,404,271	115,169	13,524,694	106,372
Issued in Lieu of Cash Distributions	1,255,757	8,130	974,640	7,592
Redeemed	(8,809,139)	(58,343)	(5,327,244)	(41,827)
Net Increase (Decrease) —Institutional Plus Shares	9,850,889	64,956	9,172,090	72,137

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

26

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2014

Special 2013 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,935,128,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 96.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,162.85	$0.22
Institutional Plus Shares	1,000.00	1,162.97	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

30

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.	Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
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You can obtain a free copy of Vanguard’s proxy voting
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calling Vanguard at 800-662-2739. The guidelines are
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Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022014

Annual Report | December 31, 2013

Vanguard Institutional Total Stock

Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
About Your Fund’s Expenses.	59
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	33.64%
Institutional Plus Shares	33.63
Spliced Institutional Total Stock Market Index	33.61
Multi-Cap Core Funds Average	32.12
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	$32.27	$42.32	$0.727	$0.000
Institutional Plus Shares	32.28	42.32	0.735	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks led global markets in 2013 as investor confidence trumped political wrangling in Washington, a mixed economic picture, and fiscal policy uncertainty.

For the 12 months ended December 31, 2013, Vanguard Institutional Total Stock Market Index Fund surged nearly 34%—its best calendar-year result since 2003. The fund closely tracked its benchmark, the Spliced Institutional Total Stock Market Index, and surpassed the average return of its peer group.

Earnings, optimism, and stimulus made it a big year for U.S. stocks

For the 12 months, U.S. corporations posted solid earnings, and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks, in aggregate, returned about 15% as the developed markets of Europe and the Pacific region posted double-digit results and emerging-market stocks dipped into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. Although Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered as the Fed’s phaseout loomed

The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst since 1994. The Fed’s plan for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. Municipal bonds returned –2.55% in aggregate. The yield of the 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

International bond markets (as measured by the Barclays Global Aggregate Index exUSD) returned –3.08%. Returns for money market funds and savings accounts remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Financial, consumer services, and industrial stocks stood out

Vanguard Institutional Total Stock Market Index Fund benefited from widespread gains across all market segments.

The stocks of small and midsized U.S. companies performed best, but stocks of all sizes rode the rising tide of investor confidence. Each of the fund’s ten sectors posted double-digit returns.

The financial, consumer services, and industrial sectors, which together constituted more than 40% of the fund’s assets, contributed most to its overall result. Financial stocks soared, thanks partly to improvements in the U.S. economic outlook and increased investment activity. Credit card processors, investment service providers, banks, and insurance companies recorded impressive returns.

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares	8.17%
Spliced Institutional Total Stock Market Index	8.13
Multi-Cap Core Funds Average	6.88

For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Consumer services stocks also benefited from rising consumer confidence. Large retailers, media companies, and leisure and hospitality providers did well. With the labor market improving, inflation low, and home values rising, consumers were willing to spend more money on shopping, eating out, and entertainment.

Don’t let a trick of the calendar alter your course

When making investment decisions, it’s important to weigh past returns with caution. That’s because investment returns from any particular period are an unreliable anchor for gauging the future. They can be highly date-dependent.

For example, take the five-year average annual return for the broad U.S. stock market. That average just made a startling bounce: from 2.04% for the period ended December 31, 2012, to 18.71% for the period ended December 31, 2013. True, the market returned a hearty 33.55%
in the most recent 12 months, but that’s not enough to explain such a big leap in the average.
Significantly, the 12 months ended December 31, 2008—when U.S. stocks returned –37.31%
during the financial crisis—has now rolled off the five-year calculation.

The important thing to remember is that historical returns are just that: historical. Basing investment decisions on such date-dependent snapshots could easily lead you to alter course—possibly in the wrong direction. Instead, Vanguard believes, you should build your asset allocation strategy on long-term risk-and-return relationships, always recognizing that no level of return is guaranteed.

Which five-year average should you count on?
(Answer: None of them!)

Average annual returns for U.S. stocks over five-year periods ended December 31

2007	13.63%
2008	–1.95
2009	0.76
2010	2.74
2011	–0.01
2012	2.04
2013	18.71
Note: The U.S. stock market is represented by the Russell 3000 Index.
Source: Vanguard.

Industrial stocks stood out largely because of the strength of major conglomerates, including some in the aerospace and defense industry, where technological improvements and cost management have helped counteract cuts in government spending.

Telecommunication and utilities, which made up a relatively small proportion of the fund’s holdings, had the smallest gains.

The fund has a strong record of tracking its benchmark index

For the decade ended December 31, 2013, Vanguard Institutional Total Stock Market Index Fund’s Institutional Shares posted an annual average return of 8.17%, in line with its broad-market benchmark and ahead of the average return of its peers.

The fund successfully tracked its benchmark’s return over a volatile ten years, which included the 2008–2009 financial crisis. Credit goes to the fund’s advisor, Vanguard Equity Investment Group, whose experience and sophisticated portfolio tracking techniques enabled the fund to capture the returns of its benchmark while keeping costs low.

Rebalancing your portfolio keeps your target in focus

The surge in U.S. stocks in 2013 undoubtedly brought good cheer to investors at the end of the year. Although the rally has been welcome, we simply don’t know how long it will last. History teaches that it’s wise to anticipate a pull-back after an extended winning streak.

At Vanguard, no matter what the current market conditions, we encourage you to maintain a diversified portfolio with a mix of stock, bond, and money market funds consistent with your organization’s long-term goals and risk tolerance.

Following such a robust year for stocks, you may find that your asset mix has drifted from your original target. If your allocation is off-target by about 5 percentage points or more, it may be time to rebalance. Specifically, the strong results for stocks and weak results for bonds in 2013 may mean directing assets from equities to fixed income.

I understand that it feels counterintuitive to move away from one asset class that has done well recently and into another that has underperformed. But, as a Vanguard research paper puts it, “bonds are likely to remain one of the best diversifiers of equity market risk and . . . will likely provide downside protection to balanced investors over the long term.” (You can read the paper, Risk of Loss: Should the Prospect of Rising Rates Push Investors from High-Quality Bonds?, at vanguard.com/research.)

Ultimately, rebalancing is about controlling risk by keeping your organization’s portfolio in line with your target asset allocation. The alternative is to allow market fluctuations to set your asset mix, potentially leaving you with a riskier portfolio than you intended. As we’ve long counseled our clients, focusing on what you can control is one of the most prudent steps an investor can take.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 17, 2014

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.81%	1.83%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,326	3,626
Median Market Cap	$45.6B	$45.6B
Price/Earnings Ratio	20.6x	20.7x
Price/Book Ratio	2.7x	2.7x
Return on Equity	16.8%	16.6%
Earnings Growth
Rate	11.4%	11.3%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate	9%	—
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	3.1%	3.1%
Consumer Goods	10.1	10.1
Consumer Services	13.5	13.5
Financials	18.5	18.5
Health Care	11.8	11.8
Industrials	13.7	13.7
Oil & Gas	9.2	9.2
Technology	15.0	15.0
Telecommunications	2.1	2.1
Utilities	3.0	3.0

Volatility Measures
Spliced Inst.
Total Stock
Mkt. Idx
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.5%
Exxon Mobil Corp.	Integrated Oil & Gas	2.1
Google Inc.	Internet	1.5
General Electric Co.	Diversified Industrials	1.4
Microsoft Corp.	Software	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Chevron Corp.	Integrated Oil & Gas	1.2
Wells Fargo & Co.	Banks	1.2
Procter & Gamble Co.	Nondurable
	Household Products	1.1
JPMorgan Chase & Co.	Banks	1.1
Top Ten		14.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013, as supplemented. For the fiscal year ended December 31, 2013, the expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $100,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $100,000,000
		Year	Years	Years	Investment
	Institutional Total Stock Market Index
	Fund*Institutional Shares	33.64%	18.91%	8.17%	$219,237,258
	Spliced Institutional Total Stock
••••••••	Market Index	33.61	18.89	8.13	218,427,005
– – – –	Multi-Cap Core Funds Average	32.12	17.45	6.88	194,586,785
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	33.63%	18.93%	8.19%	$439,408,600
Spliced Institutional Total Stock Market Index	33.61	18.89	8.13	436,854,010

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

For a benchmark description, see the Glossary.

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (3.0%)
EI du Pont de Nemours
& Co.	1,643,049	106,749
Dow Chemical Co.	2,151,806	95,540
Freeport-McMoRan
Copper & Gold Inc.	1,841,788	69,509
Praxair Inc.	522,225	67,905
LyondellBasell Industries
NV Class A	834,944	67,029
Ecolab Inc.	481,118	50,166
PPG Industries Inc.	239,429	45,410
Air Products & Chemicals
Inc.	375,240	41,944
International Paper Co.	787,106	38,592
Nucor Corp.	564,578	30,137
CF Industries Holdings
Inc.	101,658	23,690
Mosaic Co.	500,944	23,680
Eastman Chemical Co.	273,079	22,038
Alcoa Inc.	1,897,588	20,171
Newmont Mining Corp.	874,822	20,147
Sigma-Aldrich Corp.	212,371	19,965
FMC Corp.	236,521	17,848
Celanese Corp. Class A	279,792	15,475
CONSOL Energy Inc.	406,259	15,454
Ashland Inc.	137,640	13,357
Airgas Inc.	117,865	13,183
* WR Grace & Co.	129,666	12,820
International Flavors
& Fragrances Inc.	144,727	12,444
Reliance Steel
& Aluminum Co.	130,464	9,894
RPM International Inc.	236,005	9,797
Peabody Energy Corp.	479,025	9,355
Rockwood Holdings Inc.	129,914	9,343
Albemarle Corp.	144,555	9,163
Avery Dennison Corp.	171,533	8,609
Huntsman Corp.	343,019	8,438

	United States Steel Corp.	256,882	7,578
	Steel Dynamics Inc.	374,537	7,319
	Cliffs Natural Resources
	Inc.	272,036	7,130
	Allegheny Technologies
	Inc.	182,328	6,496
	NewMarket Corp.	18,876	6,307
	PolyOne Corp.	171,148	6,050
	Cytec Industries Inc.	64,340	5,994
	Axiall Corp.	124,269	5,895
	Carpenter Technology Corp.	89,585	5,572
	Domtar Corp.	56,576	5,337
	Cabot Corp.	102,544	5,271
	Royal Gold Inc.	108,668	5,006
*	Chemtura Corp.	172,780	4,824
	Compass Minerals
	International Inc.	59,459	4,760
	HB Fuller Co.	89,305	4,647
	Westlake Chemical Corp.	35,674	4,355
	Sensient Technologies
	Corp.	89,126	4,324
	Commercial Metals Co.	208,178	4,232
	Olin Corp.	141,699	4,088
*	KapStone Paper
	and Packaging Corp.	72,259	4,036
	Worthington Industries Inc.	94,104	3,960
	Minerals Technologies Inc.	61,132	3,672
	Balchem Corp.	53,761	3,156
*	Polypore International Inc.	80,101	3,116
	US Silica Holdings Inc.	89,774	3,062
*	Alpha Natural Resources
	Inc.	394,224	2,815
*	AK Steel Holding Corp.	341,853	2,803
*	Ferro Corp.	206,174	2,645
*	SunCoke Energy Inc.	113,623	2,592
	Tronox Ltd. Class A	110,749	2,555
*	Stillwater Mining Co.	198,161	2,445
	Arch Coal Inc.	541,368	2,409
*	Resolute Forest Products
	Inc.	150,212	2,406

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Calgon Carbon Corp.	114,600	2,357
*	Clearwater Paper Corp.	44,294	2,326
	Kaiser Aluminum Corp.	31,613	2,221
	PH Glatfelter Co.	78,960	2,183
	AMCOL International Corp.	62,590	2,127
*	Cloud Peak Energy Inc.	114,157	2,055
*	Coeur Mining Inc.	182,473	1,980
	Walter Energy Inc.	118,280	1,967
*	OM Group Inc.	52,245	1,902
	Innospec Inc.	40,530	1,873
	Globe Specialty Metals Inc.	102,760	1,851
	Aceto Corp.	73,571	1,840
	Innophos Holdings Inc.	35,848	1,742
	Quaker Chemical Corp.	22,411	1,727
*	RTI International Metals
	Inc.	48,986	1,676
*	Intrepid Potash Inc.	104,997	1,663
	Neenah Paper Inc.	38,487	1,646
	Hecla Mining Co.	512,683	1,579
	Stepan Co.	23,367	1,534
*	Cambrex Corp.	85,544	1,525
*	Kraton Performance
	Polymers Inc.	60,784	1,401
	Koppers Holdings Inc.	29,930	1,369
	American Vanguard Corp.	56,307	1,368
	Haynes International Inc.	23,229	1,283
	A Schulman Inc.	33,583	1,184
*	Century Aluminum Co.	112,077	1,172
	Deltic Timber Corp.	16,449	1,118
	Tredegar Corp.	37,730	1,087
*	Molycorp Inc.	189,962	1,068
*	Horsehead Holding Corp.	58,000	940
	Kronos Worldwide Inc.	49,264	939
*	Allied Nevada Gold Corp.	264,323	938
	Ampco-Pittsburgh Corp.	46,340	901
*	LSB Industries Inc.	20,853	855
*	Zoltek Cos. Inc.	46,621	781
	Hawkins Inc.	19,323	719
*	OMNOVA Solutions Inc.	75,297	686
	Chase Corp.	16,107	569
	Olympic Steel Inc.	19,107	554
	Wausau Paper Corp.	42,028	533
*	American Pacific Corp.	14,219	530
*	Rentech Inc.	295,689	518
*	General Moly Inc.	341,714	458
	Zep Inc.	22,334	406
	Gold Resource Corp.	87,301	396
*	Senomyx Inc.	66,934	339
*	Universal Stainless
	& Alloy Products Inc.	8,233	297
	Friedman Industries Inc.	29,963	255
*	Penford Corp.	17,218	221
	Noranda Aluminum Holding
	Corp.	65,560	216
	KMG Chemicals Inc.	11,917	201

*,^	Paramount Gold and Silver
	Corp.	194,400	181
*	Westmoreland Coal Co.	9,200	178
	FutureFuel Corp.	10,994	174
*	Golden Minerals Co.	243,316	115
*	Codexis Inc.	54,399	76
*,^	James River Coal Co.	55,876	75
	NL Industries Inc.	4,487	50
*	Material Sciences Corp.	4,242	50
*	Solitario Exploration
	& Royalty Corp.	56,237	48
*	Ikonics Corp.	2,424	36
^	USEC Inc.	4,838	32
*	Verso Paper Corp.	45,739	29
*	Mines Management Inc.	48,299	29
	United-Guardian Inc.	950	27
*,^	Uni-Pixel Inc.	2,531	25
*	Metabolix Inc.	14,335	18
*	Comstock Mining Inc.	9,200	16
*	Handy & Harman Ltd.	597	15
*	Northern Technologies
	International Corp.	600	11
*	Midway Gold Corp.	9,116	7
*	TOR Minerals International
	Inc.	682	7
*,^	Uranium Resources Inc.	1,071	3
*	Uranerz Energy Corp.	681	1
			1,116,988
Consumer Goods (10.1%)
	Procter & Gamble Co.	4,822,352	392,588
	Coca-Cola Co.	7,050,862	291,271
	Philip Morris
	International Inc.	2,700,308	235,278
	PepsiCo Inc.	2,720,731	225,657
	Altria Group Inc.	3,548,178	136,215
	Mondelez International
	Inc. Class A	3,111,418	109,833
	Monsanto Co.	932,889	108,728
	Colgate-Palmolive Co.	1,641,451	107,039
	Ford Motor Co.	6,872,017	106,035
	NIKE Inc. Class B	1,262,498	99,283
*	General Motors Co.	1,848,191	75,536
	Kimberly-Clark Corp.	677,101	70,730
	Johnson Controls Inc.	1,215,533	62,357
	Kraft Foods Group Inc.	1,057,187	57,004
	General Mills Inc.	1,125,329	56,165
	Archer-Daniels-Midland
	Co.	1,167,349	50,663
	VF Corp.	625,032	38,964
	Lorillard Inc.	653,583	33,124
	Delphi Automotive plc	545,965	32,829
	Estee Lauder Cos. Inc.
	Class A	424,457	31,970
	Kellogg Co.	514,120	31,397

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Mead Johnson Nutrition
	Co.	358,408	30,020
	Reynolds American Inc.	575,319	28,760
	Mattel Inc.	600,520	28,573
	Coach Inc.	497,612	27,931
	Harley-Davidson Inc.	392,382	27,169
*	Michael Kors Holdings Ltd.	324,897	26,378
	Stanley Black & Decker Inc.	313,935	25,331
	Hershey Co.	260,267	25,306
	ConAgra Foods Inc.	748,464	25,223
	BorgWarner Inc.	403,774	22,575
	Whirlpool Corp.	139,387	21,864
	Genuine Parts Co.	260,165	21,643
*,^	Tesla Motors Inc.	141,492	21,278
	Clorox Co.	228,944	21,237
	Bunge Ltd.	248,594	20,412
	Beam Inc.	289,368	19,694
	PVH Corp.	144,761	19,690
*	Constellation Brands Inc.
	Class A	279,580	19,677
	Coca-Cola Enterprises Inc.	437,700	19,316
	Ralph Lauren Corp. Class A	107,388	18,962
	JM Smucker Co.	177,250	18,367
*	Monster Beverage Corp.	267,735	18,144
	Polaris Industries Inc.	122,965	17,909
	Dr Pepper Snapple Group
	Inc.	356,662	17,377
	Newell Rubbermaid Inc.	509,591	16,516
	Church & Dwight Co. Inc.	246,432	16,334
*	Mohawk Industries Inc.	109,669	16,330
	Tyson Foods Inc. Class A	485,750	16,253
*	Green Mountain Coffee
	Roasters Inc.	211,579	15,991
*	LKQ Corp.	480,070	15,794
*	TRW Automotive Holdings
	Corp.	204,707	15,228
	Campbell Soup Co.	335,419	14,517
	Activision Blizzard Inc.	802,035	14,300
	Molson Coors Brewing Co.
	Class B	254,421	14,286
	McCormick & Co. Inc.	201,987	13,921
	Brown-Forman Corp.
	Class B	182,770	13,812
*	Jarden Corp.	216,888	13,306
	Avon Products Inc.	769,657	13,253
	Nu Skin Enterprises Inc.
	Class A	95,085	13,143
*	Under Armour Inc. Class A	144,375	12,604
	PulteGroup Inc.	611,796	12,462
	Hanesbrands Inc.	175,831	12,356
	Energizer Holdings Inc.	111,215	12,038
*	Electronic Arts Inc.	521,188	11,956
	Lear Corp.	143,203	11,595
*	DR Horton Inc.	515,914	11,515
	Hasbro Inc.	207,286	11,403

	Snap-on Inc.	103,335	11,317
*	Lululemon Athletica Inc.	183,806	10,850
	Herbalife Ltd.	134,878	10,615
	Hormel Foods Corp.	234,326	10,585
	Lennar Corp. Class A	267,250	10,572
	Goodyear Tire & Rubber
	Co.	438,264	10,453
*	Toll Brothers Inc.	279,888	10,356
*	WABCO Holdings Inc.	110,399	10,312
	Harman International
	Industries Inc.	119,912	9,815
*	Fossil Group Inc.	78,467	9,411
	Ingredion Inc.	136,096	9,317
*	Middleby Corp.	33,951	8,147
	Gentex Corp.	244,163	8,055
	Leggett & Platt Inc.	250,805	7,760
	Tupperware Brands Corp.	81,057	7,662
*	NVR Inc.	7,276	7,465
	Brunswick Corp.	161,665	7,446
*	Hain Celestial Group Inc.	80,693	7,325
	Hillshire Brands Co.	218,490	7,306
*	Visteon Corp.	88,148	7,218
	Flowers Foods Inc.	333,428	7,159
*	WhiteWave Foods Co.
	Class A	308,125	7,068
*	Fifth & Pacific Cos. Inc.	218,016	6,992
	Carter’s Inc.	92,008	6,605
*	Tenneco Inc.	108,044	6,112
*	Darling International Inc.	281,194	5,871
*	Tempur Sealy International
	Inc.	107,497	5,801
	Wolverine World Wide Inc.	169,876	5,769
	Scotts Miracle-Gro Co.
	Class A	82,547	5,136
	Dana Holding Corp.	261,309	5,127
*	Deckers Outdoor Corp.	58,331	4,927
	Pool Corp.	77,552	4,509
	Thor Industries Inc.	80,658	4,455
*	Zynga Inc. Class A	1,114,467	4,235
*	TreeHouse Foods Inc.	61,446	4,235
*	Steven Madden Ltd.	110,162	4,031
*	Boston Beer Co. Inc.
	Class A	15,730	3,803
*	Iconix Brand Group Inc.	90,273	3,584
	Ryland Group Inc.	82,262	3,571
	B&G Foods Inc.	95,329	3,233
	Lancaster Colony Corp.	36,473	3,215
	HNI Corp.	80,369	3,121
*	Dorman Products Inc.	55,041	3,086
	KB Home	167,815	3,068
	Interface Inc. Class A	138,984	3,052
	Herman Miller Inc.	99,446	2,936
	La-Z-Boy Inc.	93,624	2,902
	Schweitzer-Mauduit
	International Inc.	55,953	2,880

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	G-III Apparel Group Ltd.	38,759	2,860
*	Take-Two Interactive
	Software Inc.	163,939	2,848
	Andersons Inc.	31,589	2,817
*	Meritage Homes Corp.	57,712	2,770
	Dean Foods Co.	158,810	2,730
*	Post Holdings Inc.	54,814	2,701
*	TiVo Inc.	205,588	2,697
	Spectrum Brands Holdings
	Inc.	37,731	2,662
	Snyders-Lance Inc.	92,575	2,659
	Cooper Tire & Rubber Co.	109,947	2,643
	Sanderson Farms Inc.	36,498	2,640
*	American Axle
	& Manufacturing
	Holdings Inc.	122,929	2,514
	Drew Industries Inc.	47,732	2,444
*	Helen of Troy Ltd.	48,899	2,421
*	Standard Pacific Corp.	265,558	2,403
*	MDC Holdings Inc.	73,330	2,364
*	Crocs Inc.	147,151	2,343
	Universal Corp.	42,146	2,301
	J&J Snack Foods Corp.	25,083	2,222
	Briggs & Stratton Corp.	99,843	2,173
	Steelcase Inc. Class A	135,854	2,155
*	iRobot Corp.	61,428	2,136
	Cal-Maine Foods Inc.	35,210	2,121
	Jones Group Inc.	139,141	2,082
	Movado Group Inc.	46,570	2,050
	Columbia Sportswear Co.	24,945	1,964
*	Select Comfort Corp.	92,887	1,959
	Fresh Del Monte Produce
	Inc.	66,679	1,887
	Ethan Allen Interiors Inc.	61,186	1,861
	Arctic Cat Inc.	32,619	1,859
*	Beazer Homes USA Inc.	75,499	1,844
	Pinnacle Foods Inc.	67,096	1,842
	Inter Parfums Inc.	49,640	1,778
	Knoll Inc.	92,803	1,699
*	Federal-Mogul Corp.	84,733	1,668
	WD-40 Co.	22,291	1,665
*	Elizabeth Arden Inc.	45,564	1,615
*	Skechers U.S.A. Inc.
	Class A	48,622	1,611
	Oxford Industries Inc.	19,939	1,608
*	ACCO Brands Corp.	236,321	1,588
	Vector Group Ltd.	95,365	1,561
	Standard Motor Products
	Inc.	42,114	1,550
*	Gentherm Inc.	54,981	1,474
*	Boulder Brands Inc.	92,342	1,465
*	Unifi Inc.	53,611	1,460
*	Blount International Inc.	100,139	1,449
*	Quiksilver Inc.	161,250	1,414
*	Cavco Industries Inc.	19,933	1,369

*	Winnebago Industries Inc.	49,197	1,350
*	Tumi Holdings Inc.	58,875	1,328
	Callaway Golf Co.	150,875	1,272
*	Chiquita Brands
	International Inc.	106,986	1,252
*	Pilgrim’s Pride Corp.	74,835	1,216
*,^	Eastman Kodak Co.	33,579	1,166
*	Medifast Inc.	44,323	1,158
*	Diamond Foods Inc.	44,706	1,155
*	Seaboard Corp.	404	1,129
	Titan International Inc.	61,015	1,097
	Coty Inc. Class A	70,303	1,072
	Tootsie Roll Industries Inc.	31,863	1,037
*	Jamba Inc.	80,460	1,000
*	Modine Manufacturing Co.	76,207	977
*	USANA Health Sciences Inc.	12,667	957
*	Farmer Bros Co.	40,037	931
	Coca-Cola Bottling Co.
	Consolidated	12,693	929
	Nutrisystem Inc.	56,474	928
	Bassett Furniture Industries
	Inc.	57,962	886
*	Hovnanian Enterprises Inc.
	Class A	132,228	875
*	DTS Inc.	36,277	870
*	Motorcar Parts of America
	Inc.	44,446	858
	Lennar Corp. Class B	24,500	826
*	Vera Bradley Inc.	31,393	755
*	Taylor Morrison Home Corp.
	Class A	33,360	749
*	Alliance One International
	Inc.	242,577	740
	John B Sanfilippo
	& Son Inc.	29,175	720
	Calavo Growers Inc.	23,459	710
	Alico Inc.	18,161	706
	Superior Industries
	International Inc.	33,358	688
*	Annie’s Inc.	15,961	687
*	Universal Electronics Inc.	17,849	680
*	Nautilus Inc.	78,852	665
*	M/I Homes Inc.	25,860	658
*	LeapFrog Enterprises Inc.	82,851	658
*	Fuel Systems Solutions Inc.	47,162	654
	Flexsteel Industries Inc.	20,912	643
*	Central Garden and Pet Co.
	Class A	94,279	636
^	Blyth Inc.	57,374	624
*	Dixie Group Inc.	43,512	574
*	Perry Ellis International Inc.	34,725	548
*	Revlon Inc. Class A	20,904	522
	Cherokee Inc.	37,406	516
*	RealD Inc.	60,308	515
	Female Health Co.	52,115	443

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Omega Protein Corp.	35,618	438
	Marine Products Corp.	43,390	436
	Culp Inc.	19,518	399
*	Central Garden and Pet Co.	57,588	396
*	National Presto Industries
	Inc.	4,899	394
*	Shiloh Industries Inc.	19,708	384
	JAKKS Pacific Inc.	54,838	369
*	Stoneridge Inc.	28,131	359
*	Costa Inc.	15,768	343
	Lifeway Foods Inc.	20,817	333
*	National Beverage Corp.	16,499	333
*	Libbey Inc.	13,412	282
*,^	Ceres Inc.	189,734	262
	Strattec Security Corp.	5,741	256
	Hooker Furniture Corp.	15,189	253
*	Inventure Foods Inc.	18,959	251
	Weyco Group Inc.	8,341	245
	Limoneira Co.	9,066	241
*	Star Scientific Inc.	180,428	209
*	Black Diamond Inc.	15,067	201
	Oil-Dri Corp. of America	5,175	196
*	S&W Seed Co.	27,184	189
	Griffin Land & Nurseries Inc.	5,467	182
*	Nutraceutical International
	Corp.	6,463	173
*,^	American Apparel Inc.	137,863	170
	LS Starrett Co. Class A	11,175	163
*,^	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	20,411	159
	Escalade Inc.	13,447	158
*	Core Molding Technologies
	Inc.	11,460	157
*	Vince Holding Corp.	4,741	145
*	Craft Brew Alliance Inc.	8,811	145
*	Coffee Holding Co. Inc.	27,694	141
*,^	Comstock Holding Cos. Inc.
	Class A	69,475	139
	Lifetime Brands Inc.	8,735	137
*,^	Glu Mobile Inc.	34,819	135
	Johnson Outdoors Inc.
	Class A	4,806	130
*	Zagg Inc.	28,548	124
*	LoJack Corp.	30,922	112
*	Mannatech Inc.	6,299	107
*	Primo Water Corp.	37,917	100
*	Skullcandy Inc.	11,413	82
*	Delta Apparel Inc.	4,553	77
*	Natural Alternatives
	International Inc.	11,666	65
*	Lifevantage Corp.	37,842	62
*	Majesco Entertainment Co.	104,462	62
*	Stanley Furniture Co. Inc.	15,291	59

*	Seneca Foods Corp.
	Class A	1,806	58
	MGP Ingredients Inc.	9,902	51
	Nature’s Sunshine Products
	Inc.	2,785	48
*	Tower International Inc.	1,908	41
	RG Barry Corp.	2,074	40
*	Kid Brands Inc.	37,410	38
*	Summer Infant Inc.	19,700	36
*	Emerson Radio Corp.	18,733	36
	CCA Industries Inc.	11,733	35
	Rocky Brands Inc.	2,299	33
	Orchids Paper Products Co.	1,003	33
	Reliv International Inc.	10,512	29
*	WCI Communities Inc.	1,200	23
*,^	Clean Diesel Technologies
	Inc.	14,310	21
*	US Auto Parts Network Inc.	8,487	21
*	Skyline Corp.	3,395	17
	Crown Crafts Inc.	1,800	14
	Compx International Inc.	965	14
	Acme United Corp.	900	13
*	Willamette Valley Vineyards
	Inc.	1,400	9
	Golden Enterprises Inc.	755	3
*	Cyanotech Corp.	597	3
*	Joe’s Jeans Inc.	398	—
*	Crystal Rock Holdings Inc.	80	—
			3,671,560
Consumer Services (13.4%)
*	Amazon.com Inc.	649,696	259,092
	Wal-Mart Stores Inc.	2,870,354	225,868
	Comcast Corp. Class A	4,331,246	225,073
	Walt Disney Co.	2,805,842	214,366
	Home Depot Inc.	2,498,330	205,712
	McDonald’s Corp.	1,765,312	171,288
	CVS Caremark Corp.	2,111,693	151,134
	Twenty-First Century Fox
	Inc. Class A	3,343,124	117,611
*	eBay Inc.	2,067,072	113,462
	Time Warner Inc.	1,524,864	106,314
*	priceline.com Inc.	91,238	106,055
	Starbucks Corp.	1,270,142	99,566
	Costco Wholesale Corp.	780,112	92,841
	Lowe’s Cos. Inc.	1,855,482	91,939
	Walgreen Co.	1,516,359	87,100
	TJX Cos. Inc.	1,198,623	76,388
	Target Corp.	1,121,435	70,953
	Time Warner Cable Inc.	500,118	67,766
	McKesson Corp.	407,629	65,791
	CBS Corp. Class B	1,007,511	64,219
	Viacom Inc. Class B	718,694	62,771
*	DIRECTV	885,666	61,191
	Yum! Brands Inc.	790,063	59,737
	Las Vegas Sands Corp.	654,423	51,614

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Delta Air Lines Inc.	1,517,882	41,696
	Cardinal Health Inc.	605,910	40,481
	Whole Foods Market Inc.	660,280	38,184
	Sysco Corp.	1,031,851	37,250
*	Netflix Inc.	99,868	36,768
	Macy’s Inc.	653,144	34,878
*	Dollar General Corp.	568,256	34,277
	Kroger Co.	864,700	34,182
	Omnicom Group Inc.	456,624	33,959
	Carnival Corp.	840,199	33,751
*	Chipotle Mexican Grill Inc.
	Class A	54,903	29,251
*	Bed Bath & Beyond Inc.	361,975	29,067
*	AutoZone Inc.	60,406	28,870
	AmerisourceBergen Corp.
	Class A	408,180	28,699
	Wynn Resorts Ltd.	143,629	27,894
	Ross Stores Inc.	365,300	27,372
	L Brands Inc.	437,757	27,075
	Starwood Hotels
	& Resorts Worldwide Inc.	339,805	26,998
*	Liberty Interactive Corp.
	Class A	850,757	24,970
*	Liberty Media Corp.
	Class A	166,697	24,413
*	United Continental
	Holdings Inc.	642,067	24,289
*	Discovery
	Communications Inc.
	Class A	259,948	23,504
	Southwest Airlines Co.	1,236,072	23,288
*	O’Reilly Automotive Inc.	180,899	23,284
*	Hertz Global Holdings Inc.	796,551	22,797
*	DISH Network Corp.
	Class A	369,806	21,419
	Nielsen Holdings NV	435,621	19,991
*	Dollar Tree Inc.	350,762	19,790
	Kohl’s Corp.	341,962	19,406
	Best Buy Co. Inc.	484,693	19,330
	Tractor Supply Co.	247,665	19,214
	Gap Inc.	477,998	18,680
*	CarMax Inc.	396,297	18,634
	Staples Inc.	1,159,685	18,427
	Tiffany & Co.	193,102	17,916
*	Sirius XM Holdings Inc.	4,898,259	17,095
	Marriott International Inc.
	Class A	345,493	17,054
	Wyndham Worldwide
	Corp.	231,169	17,035
*	Charter Communications
	Inc. Class A	120,188	16,437
*	TripAdvisor Inc.	194,919	16,145
	Nordstrom Inc.	257,359	15,905
*	News Corp. Class A	867,595	15,634

*	MGM Resorts
	International	652,171	15,339
	Comcast Corp.	291,952	14,563
	Advance Auto Parts Inc.	129,344	14,316
	Safeway Inc.	437,916	14,263
	H&R Block Inc.	484,835	14,080
	PetSmart Inc.	184,022	13,388
	Interpublic Group of Cos.
	Inc.	738,559	13,072
	Darden Restaurants Inc.	231,722	12,599
	Expedia Inc.	177,303	12,351
*	IHS Inc. Class A	101,479	12,147
	Scripps Networks
	Interactive Inc. Class A	138,911	12,003
	Gannett Co. Inc.	404,435	11,963
*	Discovery
	Communications Inc.	142,520	11,952
	Family Dollar Stores Inc.	173,761	11,289
	Signet Jewelers Ltd.	142,426	11,209
	Royal Caribbean Cruises
	Ltd.	234,303	11,111
	Omnicare Inc.	182,845	11,037
	Foot Locker Inc.	263,558	10,922
*	Ulta Salon Cosmetics
	& Fragrance Inc.	108,417	10,464
	Dick’s Sporting Goods Inc.	179,149	10,409
	GNC Holdings Inc. Class A	168,680	9,859
	GameStop Corp. Class A	197,242	9,716
	Dunkin’ Brands Group Inc.	189,469	9,132
	Alaska Air Group Inc.	123,451	9,058
*	Sally Beauty Holdings Inc.	290,973	8,796
*	Panera Bread Co. Class A	47,725	8,433
	Williams-Sonoma Inc.	144,670	8,431
*,^	American Airlines Group
	Inc.	332,347	8,392
*	Groupon Inc.	709,330	8,349
	Dun & Bradstreet Corp.	67,929	8,338
*	Rite Aid Corp.	1,626,450	8,230
	International Game
	Technology	442,008	8,027
	FactSet Research
	Systems Inc.	72,836	7,909
*	Avis Budget Group Inc.	190,396	7,696
*	Lamar Advertising Co.
	Class A	142,128	7,426
*	Copart Inc.	200,820	7,360
*	Pandora Media Inc.	276,019	7,342
*	Urban Outfitters Inc.	196,288	7,282
*	AMC Networks Inc.
	Class A	102,600	6,988
	KAR Auction Services Inc.	234,234	6,922
	Domino’s Pizza Inc.	98,954	6,892
*	Yelp Inc. Class A	96,830	6,676
	Sotheby’s	122,111	6,496
	Service Corp. International	357,826	6,487

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Cablevision Systems Corp.
	Class A	360,332	6,461
*	AutoNation Inc.	129,919	6,456
*	United Natural Foods Inc.	83,721	6,312
	DSW Inc. Class A	147,468	6,301
*	Madison Square Garden
	Co. Class A	106,913	6,156
	Cinemark Holdings Inc.	184,480	6,149
*	Spirit Airlines Inc.	129,180	5,866
	Brinker International Inc.	119,214	5,524
*	Bally Technologies Inc.	69,350	5,441
*	Cabela’s Inc.	81,570	5,437
*	Graham Holdings Co.
	Class B	7,737	5,132
	Chico’s FAS Inc.	269,834	5,084
*	Sprouts Farmers Market
	Inc.	129,982	4,995
*	Acxiom Corp.	133,689	4,944
*	Apollo Education Group Inc.	180,778	4,939
*	Starz	168,801	4,936
*	Buffalo Wild Wings Inc.	33,435	4,922
*	Live Nation Entertainment
	Inc.	248,075	4,902
*	Ascena Retail Group Inc.	228,995	4,846
	Vail Resorts Inc.	64,060	4,819
*	Lumber Liquidators
	Holdings Inc.	46,686	4,804
	Casey’s General Stores Inc.	68,351	4,802
	Sinclair Broadcast
	Group Inc. Class A	131,562	4,701
	CST Brands Inc.	127,570	4,684
	Cracker Barrel Old Country
	Store Inc.	42,290	4,655
	Dillard’s Inc. Class A	47,874	4,654
*	HomeAway Inc.	113,793	4,652
*	Norwegian Cruise Line
	Holdings Ltd.	127,555	4,524
	Abercrombie & Fitch Co.	137,223	4,516
*	Office Depot Inc.	846,828	4,480
*	JC Penney Co. Inc.	487,575	4,461
*	VCA Antech Inc.	141,825	4,448
	American Eagle Outfitters
	Inc.	308,484	4,442
	Harris Teeter
	Supermarkets Inc.	88,088	4,347
	John Wiley & Sons Inc.
	Class A	78,599	4,339
	Cheesecake Factory Inc.	89,577	4,324
	Burger King Worldwide Inc.	187,383	4,284
	Wendy’s Co.	487,420	4,250
*	Sears Holdings Corp.	85,362	4,186
	Men’s Wearhouse Inc.	80,839	4,129
*	DreamWorks Animation
	SKG Inc. Class A	114,734	4,073

	Six Flags Entertainment
	Corp.	110,070	4,053
*	Hyatt Hotels Corp. Class A	78,518	3,883
	Lions Gate Entertainment
	Corp.	122,393	3,875
*	Jack in the Box Inc.	76,753	3,839
	Pier 1 Imports Inc.	166,248	3,837
*	Hilton Worldwide Holdings
	Inc.	172,283	3,833
	Aaron’s Inc.	129,091	3,795
	PriceSmart Inc.	32,348	3,737
*	JetBlue Airways Corp.	427,092	3,652
	New York Times Co.
	Class A	225,035	3,571
	Rollins Inc.	116,909	3,541
*	Conn’s Inc.	44,920	3,539
	HSN Inc.	56,520	3,521
*	Beacon Roofing Supply Inc.	87,118	3,509
*	Grand Canyon Education Inc.	80,467	3,508
*	Restoration Hardware
	Holdings Inc.	51,930	3,495
	Penske Automotive Group
	Inc.	72,433	3,416
*	Five Below Inc.	77,100	3,331
*	SolarCity Corp.	58,073	3,300
	Guess? Inc.	105,962	3,292
*	Murphy USA Inc.	78,899	3,279
*	Shutterfly Inc.	64,281	3,274
*	Dolby Laboratories Inc.
	Class A	84,028	3,240
*	Life Time Fitness Inc.	68,389	3,214
	DeVry Education Group Inc.	90,061	3,197
	Meredith Corp.	61,639	3,193
*	Big Lots Inc.	98,660	3,186
	Texas Roadhouse Inc.
	Class A	113,091	3,144
	Hillenbrand Inc.	106,653	3,138
*,^	Hibbett Sports Inc.	46,213	3,106
	Rent-A-Center Inc.	90,527	3,018
	Monro Muffler Brake Inc.	53,242	3,001
*	WebMD Health Corp.	75,414	2,979
*	OpenTable Inc.	37,398	2,968
*	Asbury Automotive Group
	Inc.	55,220	2,968
*	Genesco Inc.	40,420	2,953
*	ValueClick Inc.	125,195	2,926
	Morningstar Inc.	36,776	2,872
*	Orient-Express Hotels Ltd.
	Class A	189,626	2,865
*	ANN Inc.	77,872	2,847
	Choice Hotels International
	Inc.	57,526	2,825
	Allegiant Travel Co.
	Class A	26,585	2,803
*	Fresh Market Inc.	69,022	2,795

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Group 1 Automotive Inc.	39,085	2,776
	Brown Shoe Co. Inc.	98,504	2,772
	Papa John’s International
	Inc.	60,608	2,752
*	Jos A Bank Clothiers Inc.	49,967	2,735
	Regal Entertainment Group
	Class A	140,407	2,731
	Lithia Motors Inc. Class A	39,325	2,730
	Bob Evans Farms Inc.	53,533	2,708
	Buckle Inc.	51,428	2,703
	SeaWorld Entertainment
	Inc.	92,751	2,668
*	SUPERVALU Inc.	364,287	2,656
	Valassis Communications
	Inc.	77,298	2,647
*	Vitamin Shoppe Inc.	50,717	2,638
*	Express Inc.	141,187	2,636
	Churchill Downs Inc.	29,122	2,611
	Chemed Corp.	33,981	2,604
*	Pinnacle Entertainment Inc.	98,259	2,554
*	AMERCO	10,214	2,429
*	Constant Contact Inc.	76,335	2,372
*	Marriott Vacations
	Worldwide Corp.	44,874	2,368
	Finish Line Inc. Class A	83,640	2,356
	Twenty-First Century Fox
	Inc.	67,534	2,337
*	Ascent Capital Group Inc.
	Class A	26,982	2,309
*	Susser Holdings Corp.	34,911	2,286
	Interval Leisure Group Inc.	73,647	2,276
*	AFC Enterprises Inc.	58,328	2,246
*	Krispy Kreme
	Doughnuts Inc.	116,343	2,244
*	Children’s Place Retail
	Stores Inc.	38,863	2,214
	Nexstar Broadcasting
	Group Inc. Class A	37,904	2,112
	Scholastic Corp.	61,519	2,092
^	Weight Watchers
	International Inc.	62,279	2,051
*	Gray Television Inc.	135,218	2,012
	CEC Entertainment Inc.	44,132	1,954
	DineEquity Inc.	23,215	1,940
	Matthews International
	Corp. Class A	43,981	1,874
*	Scientific Games Corp.
	Class A	110,312	1,868
*	BJ’s Restaurants Inc.	59,743	1,856
*	Angie’s List Inc.	122,246	1,852
	Capella Education Co.	27,503	1,827
*	Biglari Holdings Inc.	3,606	1,827
*	Denny’s Corp.	245,522	1,765
	Cato Corp. Class A	55,296	1,758
*	Carmike Cinemas Inc.	62,544	1,741

*	American Public Education
	Inc.	39,240	1,706
*	Francesca’s Holdings Corp.	91,799	1,690
*	Red Robin Gourmet
	Burgers Inc.	22,723	1,671
*	Rush Enterprises Inc.
	Class A	54,875	1,627
	National CineMedia Inc.	80,603	1,609
*	Bloomin’ Brands Inc.	66,284	1,591
*	Clean Energy Fuels Corp.	122,534	1,578
	International Speedway
	Corp. Class A	43,795	1,554
*	Fiesta Restaurant Group
	Inc.	29,380	1,535
*	ARAMARK Holdings Corp.	57,589	1,510
*	Penn National Gaming Inc.	104,846	1,502
	Spartan Stores Inc.	61,627	1,496
*	Boyd Gaming Corp.	129,542	1,459
*	Sonic Corp.	71,555	1,445
*	Cumulus Media Inc.
	Class A	184,164	1,424
*	Liquidity Services Inc.	60,900	1,380
	Regis Corp.	93,866	1,362
*	Caesars Entertainment
	Corp.	63,209	1,362
*	Blue Nile Inc.	28,870	1,359
	SkyWest Inc.	90,867	1,348
	Clear Channel Outdoor
	Holdings Inc. Class A	129,566	1,314
*	Pep Boys-Manny Moe
	& Jack	104,586	1,270
	Haverty Furniture Cos. Inc.	39,279	1,229
*	Overstock.com Inc.	39,750	1,224
*	Barnes & Noble Inc.	81,523	1,219
*	Aeropostale Inc.	133,279	1,211
*	Multimedia Games Holding
	Co. Inc.	37,563	1,178
	Carriage Services Inc.
	Class A	59,816	1,168
*,^	Media General Inc.	51,127	1,155
*	Digital Generation Inc.	86,064	1,097
*	ITT Educational Services Inc.	32,637	1,096
*	Autobytel Inc.	71,508	1,082
	Big 5 Sporting Goods Corp.	53,927	1,069
	Core-Mark Holding Co. Inc.	14,036	1,066
*	Demand Media Inc.	184,614	1,065
*	America’s Car-Mart Inc.	24,768	1,046
*	Tuesday Morning Corp.	65,153	1,040
*	Hawaiian Holdings Inc.	107,497	1,035
	Weis Markets Inc.	19,554	1,028
*	XO Group Inc.	69,131	1,027
*	Marchex Inc. Class B	118,295	1,023
*	Pantry Inc.	60,815	1,020
	Sonic Automotive Inc.
	Class A	41,616	1,019

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	comScore Inc.	35,257	1,009
	PetMed Express Inc.	60,247	1,002
	Fred’s Inc. Class A	51,257	949
	Ingles Markets Inc. Class A	34,931	947
*	Christopher & Banks Corp.	109,881	938
	MDC Partners Inc. Class A	36,122	921
*	Bankrate Inc.	50,285	902
	AH Belo Corp. Class A	119,630	894
*	Career Education Corp.	149,754	854
	Town Sports International
	Holdings Inc.	57,535	849
*	Bright Horizons Family
	Solutions Inc.	22,373	822
	Stage Stores Inc.	36,773	817
	Bon-Ton Stores Inc.	49,948	813
*	Kirkland’s Inc.	33,879	802
*	Strayer Education Inc.	23,214	800
*	K12 Inc.	36,454	793
*	Extended Stay America Inc.	29,448	773
*	Ruby Tuesday Inc.	111,312	771
*	Avid Technology Inc.	93,818	765
	CSS Industries Inc.	26,359	756
*	Steiner Leisure Ltd.	15,018	739
*	Build-A-Bear Workshop Inc.	97,303	735
*	Natural Grocers by Vitamin
	Cottage Inc.	17,223	731
*	hhgregg Inc.	52,111	728
*	Stamps.com Inc.	17,056	718
*	EW Scripps Co. Class A	31,832	691
	Harte-Hanks Inc.	88,173	690
*	Entercom Communications
	Corp. Class A	64,518	678
*	Republic Airways Holdings
	Inc.	62,776	671
	bebe stores inc	124,638	663
*	Isle of Capri Casinos Inc.	71,209	641
*	Zumiez Inc.	23,621	614
*	Citi Trends Inc.	35,892	610
*	Chuy’s Holdings Inc.	16,760	604
*	MarineMax Inc.	37,356	601
*	FTD Cos. Inc.	18,256	595
*,^	Titan Machinery Inc.	33,280	593
*	Destination XL Group Inc.	88,423	581
*	Journal Communications
	Inc. Class A	59,418	553
	Shoe Carnival Inc.	18,658	541
*	Chefs’ Warehouse Inc.	18,510	540
	Destination Maternity Corp.	17,667	528
*	1-800-Flowers.com Inc.
	Class A	96,831	524
*,^	Dex Media Inc.	77,171	523
*	Orbitz Worldwide Inc.	70,430	506
*	Bravo Brio Restaurant
	Group Inc.	30,394	495

*	Fairway Group Holdings
	Corp.	27,085	491
*	Bridgepoint Education Inc.	26,929	477
	World Wrestling
	Entertainment Inc. Class A	28,341	470
	Einstein Noah Restaurant
	Group Inc.	32,068	465
*	Mattress Firm Holding Corp.	10,751	463
*	Pacific Sunwear
	of California Inc.	137,155	458
	Entravision
	Communications Corp.
	Class A	75,157	458
*	Cache Inc.	83,654	454
*	Century Casinos Inc.	84,816	442
*	Tile Shop Holdings Inc.	24,203	437
*	Zale Corp.	27,524	434
*,^	RadioShack Corp.	160,675	418
*	Famous Dave’s
	Of America Inc.	22,456	411
*	TheStreet Inc.	181,048	409
*	Del Frisco’s Restaurant
	Group Inc.	17,079	403
	Marcus Corp.	29,228	393
	Stein Mart Inc.	29,159	392
*	Lee Enterprises Inc.	110,835	385
	Collectors Universe Inc.	22,168	380
*	ValueVision Media Inc.
	Class A	54,289	379
*	Monarch Casino
	& Resort Inc.	18,767	377
*	McClatchy Co. Class A	102,847	350
	Courier Corp.	19,237	348
*	RealNetworks Inc.	45,580	344
	Speedway Motorsports Inc.	17,188	341
*	Corinthian Colleges Inc.	190,849	340
*	Noodles & Co. Class A	9,400	338
	Ruth’s Hospitality Group
	Inc.	22,409	318
*,^	Pizza Inn Holdings Inc.	39,164	318
*	Morgans Hotel Group Co.	37,126	302
*	RetailMeNot Inc.	10,300	297
*	Carrols Restaurant Group
	Inc.	41,511	274
*	Luby’s Inc.	33,656	260
*	Spark Networks Inc.	41,935	258
*	Gaiam Inc. Class A	33,286	220
*	Container Store Group Inc.	4,572	213
*	Wet Seal Inc. Class A	76,247	208
*	QuinStreet Inc.	23,346	203
*	Daily Journal Corp.	1,060	196
*	Cosi Inc.	112,228	189
*	Speed Commerce Inc.	39,661	185
*	Providence Service Corp.	7,023	181
*	Books-A-Million Inc.	77,721	180

Institutional Total Stock Market Index Fund

*	Education Management
	Corp.	16,771	169
*	Burlington Stores Inc.	5,097	163
	Saga Communications Inc.
	Class A	3,223	162
*	West Marine Inc.	11,266	160
*	SP Plus Corp.	5,985	156
*	Martha Stewart Living
	Omnimedia Inc. Class A	37,013	155
*	ReachLocal Inc.	11,810	150
*	New York & Co. Inc.	34,183	149
	Frisch’s Restaurants Inc.	5,460	140
*	Ignite Restaurant Group Inc.	10,589	132
	Ambassadors Group Inc.	27,831	129
*	PDI Inc.	26,259	126
*	Reading International Inc.
	Class A	15,971	120
*	Geeknet Inc.	5,163	93
*	Body Central Corp.	23,256	92
	CBS Corp. Class A	1,425	91
*	Travelzoo Inc.	4,200	90
*	Cambium Learning Group
	Inc.	52,983	88
*	Radio One Inc.	22,730	86
*	Sears Hometown and
	Outlet Stores Inc.	3,353	85
	Salem Communications
	Corp. Class A	9,471	82
	Schawk Inc. Class A	5,397	80
*	Dover Downs Gaming
	& Entertainment Inc.	52,774	78
*	SFX Entertainment Inc.	6,400	77
*	MTR Gaming Group Inc.	14,610	75
	Ark Restaurants Corp.	3,300	73
*	Vitacost.com Inc.	11,886	69
*	JTH Holding Inc. Class A	2,760	67
*	Learning Tree International
	Inc.	20,728	65
*	Potbelly Corp.	2,535	62
*	dELiA*s Inc.	67,004	59
*	Red Lion Hotels Corp.	9,601	58
	Mac-Gray Corp.	2,621	56
*	You On Demand Holdings
	Inc.	23,900	54
*	Perfumania Holdings Inc.	8,079	51
	Village Super Market Inc.
	Class A	1,585	49
*	Empire Resorts Inc.	10,105	49
*	Trans World Entertainment
	Corp.	9,095	40
	Arden Group Inc.	315	40
*	ALCO Stores Inc.	4,176	39
*	Diversified Restaurant
	Holdings Inc.	8,039	38
*	Dover Saddlery Inc.	7,100	38

	Gordmans Stores Inc.	4,163	32
*	Rick’s Cabaret
	International Inc.	2,364	27
*	Emmis Communications
	Corp. Class A	8,800	24
	Beasley Broadcasting
	Group Inc. Class A	2,572	22
	National American
	University Holdings Inc.	5,908	21
*	Insignia Systems Inc.	7,050	19
*	Bacterin International
	Holdings Inc.	36,431	18
*	Coldwater Creek Inc.	22,413	17
*	Digital Cinema
	Destinations Corp.
	Class A	2,800	16
*	Lakes Entertainment Inc.	3,047	12
	Dover Motorsports Inc.	4,709	12
*	Hollywood Media Corp.	7,061	10
*	Hastings Entertainment
	Inc.	4,944	9
*	DGSE Cos. Inc.	3,314	7
*	Tilly’s Inc. Class A	603	7
*	Radio One Inc. Class A	1,680	6
*	Gaming Partners
	International Corp.	609	5
	Educational Development
	Corp.	1,122	3
*	Envivio Inc.	700	2
*	PCM Inc.	63	1
*	Premier Exhibitions Inc.	319	—
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class A	37	—
*	Universal Travel Group	118	—
*	Sport Chalet Inc. Class B	5	—
			4,902,579
Financials (18.4%)
	Wells Fargo & Co.	9,345,114	424,268
	JPMorgan Chase & Co.	6,669,127	390,011
*	Berkshire Hathaway Inc.
	Class B	3,040,435	360,474
	Bank of America Corp.	18,922,436	294,622
	Citigroup Inc.	5,111,741	266,373
	Visa Inc. Class A	898,748	200,133
	American Express Co.	1,900,583	172,440
	MasterCard Inc. Class A	184,887	154,466
	American International
	Group Inc.	2,612,135	133,350
	US Bancorp	3,240,057	130,898
	Goldman Sachs Group
	Inc.	723,725	128,288
	MetLife Inc.	1,690,538	91,154
	Simon Property Group
	Inc.	550,591	83,778

Institutional Total Stock Market Index Fund

		Market
		Value
	Shares	($000)
Capital One Financial
Corp.	1,022,897	78,364
Morgan Stanley	2,423,332	75,996
Prudential Financial Inc.	817,899	75,427
PNC Financial Services
Group Inc.	944,054	73,240
Bank of New York
Mellon Corp.	2,037,586	71,193
BlackRock Inc.	192,673	60,975
Travelers Cos. Inc.	645,954	58,485
ACE Ltd.	543,019	56,219
American Tower
Corporation	700,230	55,892
Aflac Inc.	826,942	55,240
State Street Corp.	739,895	54,301
Charles Schwab Corp.	1,944,199	50,549
Discover Financial
Services	845,991	47,333
Marsh & McLennan
Cos. Inc.	973,642	47,085
BB&T Corp.	1,250,598	46,672
IntercontinentalExchange
Group Inc.	204,032	45,891
Aon plc	534,106	44,806
CME Group Inc.	565,258	44,350
Allstate Corp.	807,042	44,016
Chubb Corp.	446,736	43,168
Franklin Resources Inc.	727,531	42,000
Ameriprise Financial Inc.	345,261	39,722
Public Storage	259,499	39,060
McGraw Hill Financial Inc.	480,422	37,569
T. Rowe Price Group Inc.	439,820	36,844
SunTrust Banks Inc.	951,099	35,010
Equity Residential	639,474	33,170
Fifth Third Bancorp	1,566,293	32,939
Prologis Inc.	884,791	32,693
Weyerhaeuser Co.	1,033,900	32,640
Moody’s Corp.	381,674	29,950
Ventas Inc.	521,757	29,886
HCP Inc.	809,481	29,400
Hartford Financial
Services Group Inc.	793,215	28,738
Invesco Ltd.	786,418	28,626
Health Care REIT Inc.	512,221	27,440
Boston Properties Inc.	271,277	27,228
Vornado Realty Trust	298,760	26,527
Loews Corp.	549,495	26,508
Progressive Corp.	957,975	26,124
Host Hotels & Resorts
Inc.	1,341,729	26,083
AvalonBay Communities
Inc.	218,124	25,789
Principal Financial Group
Inc.	522,260	25,753
M&T Bank Corp.	207,942	24,209

	Regions Financial Corp.	2,443,914	24,170
	Lincoln National Corp.	465,414	24,025
	Northern Trust Corp.	381,625	23,619
	KeyCorp	1,590,876	21,350
	SLM Corp.	774,005	20,341
*	Affiliated Managers
	Group Inc.	93,738	20,330
	General Growth
	Properties Inc.	969,942	19,467
	CIT Group Inc.	355,208	18,517
	Western Union Co.	979,783	16,901
	Annaly Capital
	Management Inc.	1,680,831	16,758
	Unum Group	463,310	16,253
	XL Group plc Class A	501,776	15,977
	Leucadia National Corp.	549,742	15,580
	Comerica Inc.	324,567	15,430
	SL Green Realty Corp.	163,723	15,125
	Equifax Inc.	215,883	14,915
	Macerich Co.	249,354	14,684
	Plum Creek Timber Co.
	Inc.	313,969	14,603
	Cincinnati Financial Corp.	276,139	14,461
	Huntington Bancshares
	Inc.	1,473,462	14,219
*	Markel Corp.	23,552	13,668
	Fidelity National Financial
	Inc. Class A	420,970	13,660
	Kimco Realty Corp.	690,549	13,638
*	Genworth Financial Inc.
	Class A	876,930	13,619
	TD Ameritrade Holding
	Corp.	439,552	13,468
*	Arch Capital Group Ltd.	225,193	13,442
	American Capital Agency
	Corp.	681,839	13,153
*	CBRE Group Inc. Class A	499,861	13,146
	Realty Income Corp.	348,521	13,010
*	Realogy Holdings Corp.	259,193	12,822
	Willis Group Holdings plc	284,019	12,727
	Torchmark Corp.	160,436	12,538
	New York Community
	Bancorp Inc.	743,143	12,522
	First Republic Bank	234,113	12,256
	Federal Realty Investment
	Trust	115,474	11,710
	Cole Real Estate
	Investment Inc.	832,797	11,692
	Raymond James
	Financial Inc.	223,695	11,675
*	Ocwen Financial Corp.	204,898	11,362
*	Alleghany Corp.	28,294	11,316
	Digital Realty Trust Inc.	228,054	11,202
	Arthur J Gallagher & Co.	235,175	11,037

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Berkshire Hathaway Inc.
	Class A	61	10,852
	Everest Re Group Ltd.	68,192	10,629
	UDR Inc.	445,070	10,392
*	E*TRADE Financial Corp.	509,833	10,013
	Zions Bancorporation	327,666	9,817
	Essex Property Trust Inc.	67,616	9,704
	Reinsurance Group of
	America Inc. Class A	125,346	9,703
	Starwood Property
	Trust Inc.	346,658	9,602
	SEI Investments Co.	272,978	9,481
	PartnerRe Ltd.	89,766	9,464
	Rayonier Inc.	224,207	9,439
	Waddell & Reed
	Financial Inc. Class A	144,118	9,385
	Lazard Ltd. Class A	206,277	9,348
*	MSCI Inc. Class A	211,920	9,265
	Liberty Property Trust	260,337	8,818
	Eaton Vance Corp.	204,520	8,751
	Assurant Inc.	131,288	8,714
	Duke Realty Corp.	578,460	8,700
	Axis Capital Holdings Ltd.	182,740	8,693
	Camden Property Trust	151,506	8,618
	East West Bancorp Inc.	244,710	8,558
	People’s United Financial
	Inc.	565,100	8,544
*	SVB Financial Group	81,147	8,509
	Legg Mason Inc.	192,889	8,387
*	Signature Bank	78,005	8,379
	WR Berkley Corp.	191,947	8,329
	NASDAQ OMX Group Inc.	208,379	8,293
	Extra Space Storage Inc.	195,368	8,231
	HCC Insurance Holdings
	Inc.	177,966	8,211
	Alexandria Real Estate
	Equities Inc.	127,270	8,097
	Jones Lang LaSalle Inc.	78,974	8,086
	LPL Financial Holdings Inc.	171,701	8,075
	Mid-America Apartment
	Communities Inc.	132,834	8,068
	CBOE Holdings Inc.	154,910	8,049
	Hudson City Bancorp Inc.	844,382	7,963
	DDR Corp.	510,387	7,845
	American Financial Group
	Inc.	134,930	7,788
	Regency Centers Corp.	164,097	7,598
	BRE Properties Inc.	137,183	7,505
	Senior Housing Properties
	Trust	334,182	7,429
	ING US Inc.	208,561	7,331
*	Liberty Ventures Class A	59,714	7,320
	Kilroy Realty Corp.	145,853	7,319
	RenaissanceRe Holdings
	Ltd.	75,016	7,302

	Cullen/Frost Bankers Inc.	96,734	7,200
*	Howard Hughes Corp.	59,895	7,193
	Old Republic International
	Corp.	415,615	7,178
	Hospitality Properties
	Trust	263,489	7,122
	Protective Life Corp.	139,553	7,070
	Prosperity Bancshares Inc.	110,403	6,998
	CNO Financial Group Inc.	394,406	6,977
	NorthStar Realty Finance
	Corp.	514,757	6,923
	Brown & Brown Inc.	219,655	6,895
	Assured Guaranty Ltd.	290,984	6,864
	Taubman Centers Inc.	107,311	6,859
	Validus Holdings Ltd.	167,918	6,765
	Apartment Investment
	& Management Co.
	Class A	259,241	6,717
	First Niagara Financial
	Group Inc.	628,749	6,677
	Corrections Corp.
	of America	205,867	6,602
	National Retail Properties
	Inc.	216,539	6,568
	FirstMerit Corp.	293,366	6,522
	City National Corp.	82,215	6,513
	Commerce Bancshares Inc.	144,882	6,507
	Omega Healthcare
	Investors Inc.	217,709	6,488
*	Gaming and Leisure
	Properties Inc.	126,546	6,430
	Allied World Assurance
	Co. Holdings AG	56,931	6,422
	WP Carey Inc.	103,251	6,334
	Financial Engines Inc.	89,532	6,221
	BioMed Realty Trust Inc.	341,278	6,184
	Spirit Realty Capital Inc.	625,108	6,145
	Two Harbors
	Investment Corp.	647,417	6,008
	American Campus
	Communities Inc.	186,187	5,997
	Synovus Financial Corp.	1,641,045	5,908
*	Forest City Enterprises
	Inc. Class A	303,360	5,794
	Highwoods Properties Inc.	159,904	5,784
	Chimera Investment Corp.	1,825,809	5,660
	LaSalle Hotel Properties	183,026	5,648
	Weingarten Realty
	Investors	205,971	5,648
	Douglas Emmett Inc.	240,832	5,609
	Home Properties Inc.	101,213	5,427
	Tanger Factory Outlet
	Centers	168,067	5,382
	Hancock Holding Co.	146,100	5,359

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Retail Properties of
	America Inc.	420,027	5,343
	StanCorp Financial Group
	Inc.	78,162	5,178
	CBL & Associates
	Properties Inc.	287,330	5,160
*	Stifel Financial Corp.	107,370	5,145
	Equity Lifestyle Properties
	Inc.	140,967	5,107
	Associated Banc-Corp	292,755	5,094
*	MGIC Investment Corp.	600,795	5,071
	Columbia Property Trust
	Inc.	202,350	5,059
	ProAssurance Corp.	104,319	5,057
	First American Financial
	Corp.	179,192	5,053
	RLJ Lodging Trust	206,999	5,034
*	Popular Inc.	174,665	5,018
	Webster Financial Corp.	160,743	5,012
	First Horizon National Corp.	421,499	4,910
	CommonWealth REIT	210,655	4,910
	Aspen Insurance Holdings
	Ltd.	118,216	4,884
	Federated Investors Inc.
	Class B	167,319	4,819
	Piedmont Office Realty
	Trust Inc. Class A	291,549	4,816
	CapitalSource Inc.	333,000	4,785
*	Portfolio Recovery
	Associates Inc.	88,854	4,695
	Bank of Hawaii Corp.	79,250	4,687
	Hanover Insurance Group
	Inc.	77,881	4,650
	UMB Financial Corp.	72,147	4,638
^	MFA Financial Inc.	651,223	4,598
*	Altisource Portfolio
	Solutions SA	28,533	4,526
	Fulton Financial Corp.	342,367	4,478
	EPR Properties	90,423	4,445
	Endurance Specialty
	Holdings Ltd.	74,931	4,396
	Post Properties Inc.	96,570	4,368
	BankUnited Inc.	132,544	4,363
	Sunstone Hotel Investors
	Inc.	325,169	4,357
	Radian Group Inc.	307,568	4,343
*	Texas Capital Bancshares
	Inc.	69,161	4,302
	TCF Financial Corp.	264,277	4,295
	Susquehanna Bancshares
	Inc.	332,782	4,273
	MarketAxess Holdings Inc.	63,641	4,256
	American Realty Capital
	Properties Inc.	330,060	4,245
	Washington Federal Inc.	181,310	4,223

	Primerica Inc.	97,696	4,192
	Geo Group Inc.	128,171	4,130
	American National
	Insurance Co.	35,871	4,109
	DCT Industrial Trust Inc.	564,178	4,023
	DiamondRock Hospitality
	Co.	347,771	4,017
	White Mountains Insurance
	Group Ltd.	6,558	3,955
	Brandywine Realty Trust	278,884	3,929
	BancorpSouth Inc.	152,649	3,880
^	Umpqua Holdings Corp.	199,312	3,815
*	Zillow Inc. Class A	46,628	3,811
	Glacier Bancorp Inc.	125,367	3,735
	Sovran Self Storage Inc.	57,008	3,715
	Corporate Office Properties
	Trust	155,601	3,686
	Home BancShares Inc.	98,539	3,680
	Healthcare Realty Trust Inc.	170,740	3,638
	First Financial Bankshares
	Inc.	54,194	3,594
	FNB Corp.	282,775	3,569
	CubeSmart	222,361	3,544
	Invesco Mortgage Capital
	Inc.	240,840	3,536
	PrivateBancorp Inc.	122,001	3,530
	Newcastle Investment
	Corp.	612,942	3,518
	Pebblebrook Hotel Trust	113,306	3,485
	Valley National Bancorp	337,713	3,418
	Cathay General Bancorp	127,438	3,406
	Community Bank System
	Inc.	85,631	3,398
	RLI Corp.	34,480	3,358
	Medical Properties Trust
	Inc.	273,141	3,338
	Janus Capital Group Inc.	268,713	3,324
	Erie Indemnity Co. Class A	45,458	3,324
	Bank of the Ozarks Inc.	58,661	3,320
	Lexington Realty Trust	325,033	3,319
	Cousins Properties Inc.	320,067	3,297
	Wintrust Financial Corp.	70,972	3,273
*	WisdomTree Investments
	Inc.	183,752	3,254
	First Industrial Realty Trust
	Inc.	186,112	3,248
*	Virtus Investment Partners
	Inc.	16,172	3,235
	Columbia Banking System
	Inc.	117,354	3,228
	Chambers Street Properties	420,443	3,216
	Ryman Hospitality
	Properties Inc.	76,490	3,196
	Alexander & Baldwin Inc.	76,528	3,194
	Symetra Financial Corp.	167,850	3,182

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Platinum Underwriters
	Holdings Ltd.	51,851	3,177
	Iberiabank Corp.	50,227	3,157
*	Western Alliance Bancorp	132,208	3,154
	Healthcare Trust
	of America Inc. Class A	319,326	3,142
*	Strategic Hotels
	& Resorts Inc.	329,009	3,109
	Westamerica
	Bancorporation	54,726	3,090
	Kemper Corp.	75,409	3,083
	American Equity
	Investment Life
	Holding Co.	116,729	3,079
	First Financial
	Holdings Inc.	46,103	3,066
*	MBIA Inc.	256,530	3,063
	Trustmark Corp.	113,830	3,055
	Mack-Cali Realty Corp.	141,285	3,035
*	First Cash Financial
	Services Inc.	48,791	3,017
	Potlatch Corp.	72,261	3,016
	EastGroup Properties Inc.	51,880	3,005
	New Residential
	Investment Corp.	449,463	3,002
	MB Financial Inc.	93,033	2,985
	Chesapeake Lodging Trust	117,213	2,964
	BBCN Bancorp Inc.	177,917	2,952
	First Midwest Bancorp Inc.	167,926	2,944
	Argo Group International
	Holdings Ltd.	63,179	2,937
	PennyMac Mortgage
	Investment Trust	126,916	2,914
	Home Loan Servicing
	Solutions Ltd.	126,702	2,910
	United Bankshares Inc.	92,529	2,910
	CYS Investments Inc.	391,271	2,899
	Northwest Bancshares Inc.	195,697	2,892
	CVB Financial Corp.	168,958	2,884
	Hatteras Financial Corp.	175,552	2,869
	Capitol Federal
	Financial Inc.	236,376	2,863
^	Redwood Trust Inc.	146,882	2,845
	DuPont Fabros
	Technology Inc.	114,952	2,840
	PacWest Bancorp	67,243	2,839
	International Bancshares
	Corp.	107,204	2,829
	Equity One Inc.	125,278	2,811
	EverBank Financial Corp.	152,986	2,806
*	Encore Capital Group Inc.	55,798	2,804
	Evercore Partners Inc.
	Class A	46,665	2,790
	Colony Financial Inc.	136,246	2,764
	Washington REIT	118,156	2,760

	Old National Bancorp	179,511	2,759
	Astoria Financial Corp.	197,751	2,735
	Sun Communities Inc.	64,090	2,733
	Selective Insurance Group
	Inc.	100,379	2,716
	Montpelier Re Holdings Ltd.	93,329	2,716
	PS Business Parks Inc.	35,353	2,702
	ARMOUR Residential REIT
	Inc.	660,309	2,648
	American Assets Trust Inc.	83,872	2,636
	Pinnacle Financial Partners
	Inc.	80,521	2,619
	Investors Bancorp Inc.	101,214	2,589
	National Health Investors
	Inc.	45,962	2,578
	Greenhill & Co. Inc.	44,469	2,577
	Capstead Mortgage Corp.	208,199	2,515
*	Hilltop Holdings Inc.	108,417	2,508
	Acadia Realty Trust	100,459	2,494
	Mercury General Corp.	50,156	2,493
	NBT Bancorp Inc.	95,567	2,475
	Boston Private Financial
	Holdings Inc.	192,199	2,426
	Glimcher Realty Trust	256,888	2,404
	BOK Financial Corp.	36,234	2,403
	First Financial Bancorp	137,393	2,395
	Government Properties
	Income Trust	95,227	2,366
*	St. Joe Co.	122,442	2,350
*	FelCor Lodging Trust Inc.	282,620	2,306
*	BofI Holding Inc.	29,374	2,304
	Provident Financial
	Services Inc.	116,290	2,247
	Independent Bank Corp.	56,582	2,217
	National Penn Bancshares
	Inc.	195,659	2,217
	Banner Corp.	49,442	2,216
	First Commonwealth
	Financial Corp.	250,189	2,207
*	Walter Investment
	Management Corp.	62,020	2,193
	First Merchants Corp.	96,020	2,185
*	Trulia Inc.	61,936	2,184
	First Citizens BancShares
	Inc. Class A	9,770	2,175
	OFG Bancorp	123,768	2,146
	LTC Properties Inc.	59,941	2,121
	Pennsylvania REIT	109,431	2,077
	Sterling Financial Corp.	59,180	2,017
	Chemical Financial Corp.	63,615	2,015
	Employers Holdings Inc.	63,598	2,013
	Associated Estates Realty
	Corp.	125,144	2,009
*	Enstar Group Ltd.	14,323	1,990

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Amtrust Financial Services
	Inc.	60,797	1,987
	Education Realty Trust Inc.	222,547	1,963
	Renasant Corp.	62,292	1,960
	Franklin Street Properties
	Corp.	162,683	1,944
	AMERISAFE Inc.	45,875	1,938
*	Eagle Bancorp Inc.	62,754	1,922
	Cash America
	International Inc.	49,798	1,907
*	First BanCorp	307,175	1,901
*	iStar Financial Inc.	132,687	1,893
*	World Acceptance Corp.	21,462	1,879
*	Altisource Asset
	Management Corp.	2,015	1,874
	Hanmi Financial Corp.	85,333	1,868
	ViewPoint Financial Group
	Inc.	67,946	1,865
*	Credit Acceptance Corp.	14,221	1,849
	Berkshire Hills Bancorp Inc.	67,759	1,848
	Interactive Brokers Group
	Inc.	75,607	1,840
	City Holding Co.	39,210	1,817
	BGC Partners Inc. Class A	299,489	1,815
	Community Trust Bancorp
	Inc.	39,952	1,804
	Artisan Partners Asset
	Management Inc. Class A	27,538	1,795
	Apollo Commercial Real
	Estate Finance Inc.	110,313	1,793
	Anworth Mortgage Asset
	Corp.	422,674	1,779
	American Capital Mortgage
	Investment Corp.	101,675	1,775
	Flushing Financial Corp.	85,216	1,764
*	eHealth Inc.	37,593	1,748
*	HFF Inc. Class A	64,713	1,738
	Brookline Bancorp Inc.	180,357	1,726
	Ashford Hospitality Trust
	Inc.	205,765	1,704
	Kennedy-Wilson Holdings
	Inc.	76,021	1,691
	Cardinal Financial Corp.	92,321	1,662
	Altisource Residential Corp.	54,952	1,655
	Horace Mann Educators
	Corp.	52,245	1,648
	Park National Corp.	19,283	1,640
	CoreSite Realty Corp.	50,779	1,635
	Empire State Realty Trust
	Inc.	105,532	1,615
	National Bank Holdings
	Corp. Class A	74,635	1,597
*	TFS Financial Corp.	131,394	1,592
	Apollo Residential
	Mortgage Inc.	107,206	1,585

*	Ameris Bancorp	74,665	1,576
	Central Pacific
	Financial Corp.	77,476	1,556
	Dime Community
	Bancshares Inc.	91,219	1,543
	Lakeland Financial Corp.	38,727	1,510
	Hudson Pacific
	Properties Inc.	68,804	1,505
	CoBiz Financial Inc.	124,427	1,488
	Agree Realty Corp.	50,867	1,476
*	Greenlight Capital Re Ltd.
	Class A	43,678	1,472
	Oritani Financial Corp.	91,512	1,469
	Nelnet Inc. Class A	34,833	1,468
*	Arrowhead Research Corp.	134,618	1,461
	Cedar Realty Trust Inc.	232,598	1,456
	Inland Real Estate Corp.	138,114	1,453
	First Busey Corp.	250,424	1,452
*	Flagstar Bancorp Inc.	73,576	1,444
	Cohen & Steers Inc.	35,214	1,411
	S&T Bancorp Inc.	54,177	1,371
	Saul Centers Inc.	28,262	1,349
*	Ambac Financial Group Inc.	54,880	1,348
	Bancfirst Corp.	23,937	1,342
	FBL Financial Group Inc.
	Class A	29,814	1,335
	Hersha Hospitality Trust
	Class A	239,619	1,335
	Heartland Financial USA
	Inc.	46,239	1,331
	Arlington Asset Investment
	Corp. Class A	49,028	1,294
*	Forestar Group Inc.	60,601	1,289
	Alexander’s Inc.	3,884	1,282
	Ares Commercial Real
	Estate Corp.	97,134	1,272
	Parkway Properties Inc.	65,121	1,256
	FXCM Inc. Class A	69,732	1,244
	Bryn Mawr Bank Corp.	41,130	1,241
	1st Source Corp.	38,846	1,241
	Bank Mutual Corp.	176,215	1,235
*	Sterling Bancorp	92,246	1,233
*	Gramercy Property Trust
	Inc.	211,010	1,213
	Sandy Spring Bancorp Inc.	42,745	1,205
*	Beneficial Mutual Bancorp
	Inc.	110,069	1,202
	Ramco-Gershenson
	Properties Trust	75,016	1,181
*	Capital Bank Financial Corp.	51,712	1,176
*	Move Inc.	73,106	1,169
*	Investment Technology
	Group Inc.	56,631	1,164
	Infinity Property
	& Casualty Corp.	16,179	1,161

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	WesBanco Inc.	35,587	1,139
*	American Residential
	Properties Inc.	65,917	1,131
*	Brixmor Property Group Inc.	55,301	1,124
*	Cowen Group Inc. Class A	284,097	1,111
	Sabra Health Care REIT Inc.	42,282	1,105
*	Navigators Group Inc.	17,475	1,104
	Arrow Financial Corp.	41,362	1,099
	Bank of Marin Bancorp	25,143	1,091
	Camden National Corp.	25,728	1,086
	Campus Crest
	Communities Inc.	114,933	1,082
	Retail Opportunity
	Investments Corp.	73,157	1,077
	Blackstone Mortgage Trust
	Inc. Class A	39,675	1,076
*,^	Nationstar Mortgage
	Holdings Inc.	29,104	1,076
*	Bridge Capital Holdings	52,099	1,070
	GAMCO Investors Inc.	12,300	1,070
	Federal Agricultural
	Mortgage Corp.	31,217	1,069
	NRG Yield Inc. Class A	26,223	1,049
	WSFS Financial Corp.	13,103	1,016
	Northfield Bancorp Inc.	76,469	1,009
	Investors Real Estate Trust	116,791	1,002
*	Green Dot Corp. Class A	39,731	999
	Rouse Properties Inc.	44,464	987
*	AV Homes Inc.	52,958	962
	Banc of California Inc.	70,687	948
	STAG Industrial Inc.	46,215	942
	CyrusOne Inc.	42,045	939
	Calamos Asset
	Management Inc. Class A	78,391	928
	American National
	Bankshares Inc.	35,162	923
*	Piper Jaffray Cos.	23,307	922
	Great Southern Bancorp Inc.	30,208	919
	Chatham Lodging Trust	44,435	909
	Arbor Realty Trust Inc.	135,923	905
*	Ezcorp Inc. Class A	77,156	902
	Safety Insurance Group Inc.	15,898	895
	TrustCo Bank Corp. NY	122,980	883
	Diamond Hill Investment
	Group Inc.	7,410	877
	American Homes 4 Rent
	Class A	54,000	875
	Dynex Capital Inc.	107,188	858
	Summit Hotel
	Properties Inc.	95,125	856
*	DFC Global Corp.	72,072	825
	Hudson Valley Holding Corp.	40,367	821
	First Potomac Realty Trust	70,089	815
*	PICO Holdings Inc.	34,023	786
	BankFinancial Corp.	85,831	786

	Southside Bancshares Inc.	28,565	781
	Simmons First National
	Corp. Class A	20,854	775
*	Citizens Inc. Class A	87,343	764
*	BBX Capital Corp.	48,358	754
	Kite Realty Group Trust	113,657	747
	Getty Realty Corp.	40,507	744
	Centerstate Banks Inc.	71,681	728
	Excel Trust Inc.	62,639	713
	Ashford Hospitality Prime
	Inc.	38,953	709
	Select Income REIT	26,371	705
	AmREIT Inc.	41,499	697
	Marlin Business Services
	|Corp.	27,618	696
	Ames National Corp.	31,064	696
	Resource Capital Corp.	117,277	695
*	FBR & Co.	26,047	687
	Enterprise Financial
	Services Corp.	33,094	676
	First Interstate
	Bancsystem Inc.	23,551	668
	Bridge Bancorp Inc.	25,658	667
	Donegal Group Inc. Class A	40,983	652
	United Fire Group Inc.	22,645	649
*	United Community
	Banks Inc.	36,305	644
	Stewart Information
	Services Corp.	19,944	644
*	NewStar Financial Inc.	35,129	624
*	Global Indemnity plc	24,497	620
	Consolidated-Tomoka Land
	Co.	16,544	600
*	Ladenburg Thalmann
	Financial Services Inc.	190,788	597
	Maiden Holdings Ltd.	54,199	592
	Republic Bancorp Inc.
	Class A	23,530	577
	Wilshire Bancorp Inc.	51,266	560
*	KCG Holdings Inc. Class A	46,616	558
	First Community
	Bancshares Inc.	33,128	553
	Baldwin & Lyons Inc.	20,233	553
	GFI Group Inc.	139,677	546
*	Phoenix Cos. Inc.	8,869	545
	Winthrop Realty Trust	47,643	526
*	Xoom Corp.	19,112	523
	StellarOne Corp.	21,646	521
	RAIT Financial Trust	54,992	493
	National Western Life
	Insurance Co. Class A	2,162	483
	Sierra Bancorp	29,982	482
	State Bank Financial Corp.	26,391	480
	Lakeland Bancorp Inc.	38,739	479
	First Defiance Financial Corp.	18,194	473

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Bar Harbor Bankshares	11,466	459
*	INTL. FCStone Inc.	24,509	454
	Silver Bay Realty Trust Corp.	27,799	445
	Century Bancorp Inc.
	Class A	13,346	444
	Aviv REIT Inc.	17,463	414
*	Tejon Ranch Co.	11,025	405
	Tompkins Financial Corp.	7,865	404
*	Bancorp Inc.	22,384	401
	Universal Health Realty
	Income Trust	9,936	398
*	TESARO Inc.	13,893	392
*	Walker & Dunlop Inc.	24,167	391
	United Insurance
	Holdings Corp.	27,184	383
	Center Bancorp Inc.	20,331	381
*	Safeguard Scientifics Inc.	18,349	369
*	ZipRealty Inc.	64,495	361
	AG Mortgage
	Investment Trust Inc.	22,915	358
	CIFC Corp.	45,931	357
*	MoneyGram
	International Inc.	17,060	355
*	Capital City Bank Group Inc.	29,613	349
	SY Bancorp Inc.	10,916	348
	First of Long Island Corp.	8,073	346
	Meadowbrook Insurance
	Group Inc.	48,974	341
*	Consumer Portfolio Services
	Inc.	35,074	329
	Union First Market
	Bankshares Corp.	13,004	323
	Athens Bancshares Corp.	13,574	319
	Urstadt Biddle Properties
	Inc. Class A	17,024	314
*	Springleaf Holdings Inc.	12,327	312
	Trico Bancshares	10,868	308
	Washington Trust Bancorp
	Inc.	8,239	307
	EMC Insurance Group Inc.	9,875	302
*	Reis Inc.	14,871	286
	Access National Corp.	19,111	286
	Charter Financial Corp.	26,149	282
*	Synergy Resources Corp.	30,022	278
	Cape Bancorp Inc.	27,131	276
*	First NBC Bank Holding Co.	8,134	263
	TowneBank	16,823	259
	ESSA Bancorp Inc.	22,265	257
	Resource America Inc.
	Class A	27,332	256
	Gain Capital Holdings Inc.	32,771	246
	Tower Group
	International Ltd.	72,169	244
	Investors Title Co.	2,985	242

	Armada Hoffler Properties
	Inc.	25,658	238
	OneBeacon Insurance
	Group Ltd. Class A	14,838	235
	First Bancorp	13,957	232
	Intersections Inc.	29,386	229
	German American Bancorp
	Inc.	8,031	229
	First Financial Corp.	6,244	228
	State Auto Financial Corp.	10,650	226
	Gladstone Commercial Corp.	12,205	219
	Guaranty Bancorp	14,954	210
	HCI Group Inc.	3,885	208
*	RE/MAX Holdings Inc.	6,421	206
	Ellington Residential
	Mortgage REIT	13,273	204
	Oppenheimer Holdings Inc.
	Class A	8,231	204
	Clifton Savings Bancorp Inc.	15,830	203
	New York Mortgage
	Trust Inc.	28,856	202
	Financial Institutions Inc.	8,111	200
	HomeStreet Inc.	10,014	200
	Preferred Apartment
	Communities Inc. Class A	24,449	197
*	BSB Bancorp Inc.	12,970	196
^	Western Asset Mortgage
	Capital Corp.	13,095	195
*	Atlas Financial Holdings Inc.	13,230	195
	Westfield Financial Inc.	24,792	185
	Ameriana Bancorp	13,383	184
	OceanFirst Financial Corp.	10,533	180
	Merchants Bancshares Inc.	5,356	179
	Pzena Investment
	Management Inc. Class A	15,254	179
	Rockville Financial Inc.	12,104	172
*	Asta Funding Inc.	20,359	171
	Bank of Kentucky Financial
	Corp.	4,584	169
	Doral Financial Corp.	10,554	165
	Univest Corp. of
	Pennsylvania	7,968	165
*	First Acceptance Corp.	71,063	161
	MainSource Financial
	Group Inc.	8,753	158
*	SWS Group Inc.	25,490	155
	Citizens & Northern Corp.	7,353	152
*	Tree.com Inc.	4,587	151
	National Interstate Corp.	6,396	147
	ESB Financial Corp.	10,217	145
	US Global Investors Inc.
	Class A	56,403	143
*	American Independence
	Corp.	11,911	143
*	Metro Bancorp Inc.	6,247	135

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Camco Financial Corp.	18,939	127
	Federated National
	Holding Co.	8,630	126
	One Liberty Properties Inc.	6,240	126
	First Financial Northwest Inc.	11,902	123
	Universal Insurance
	Holdings Inc.	8,304	120
	UMH Properties Inc.	12,666	119
	Eastern Insurance Holdings
	Inc.	4,840	119
	First Marblehead Corp.	15,994	118
*	Eastern Virginia Bankshares
	Inc.	16,807	118
	JMP Group Inc.	15,841	117
*	Virginia Commerce Bancorp
	Inc.	6,669	113
	Life Partners Holdings Inc.	62,258	111
	Monmouth Real Estate
	Investment Corp. Class A	12,081	110
	Bank of Commerce Holdings	18,855	108
*	Customers Bancorp Inc.	5,200	106
	Gleacher & Co. Inc.	10,238	106
	CNB Financial Corp.	5,466	104
	Meta Financial Group Inc.	2,569	104
*	Suffolk Bancorp	4,759	99
	Terreno Realty Corp.	5,464	97
	Simplicity Bancorp Inc.	5,900	95
*	Atlanticus Holdings Corp.	26,603	94
	Westwood Holdings Group
	Inc.	1,506	93
	Peoples Bancorp Inc.	4,038	91
	Mercantile Bank Corp.	4,186	90
	West Bancorporation Inc.	5,505	87
	United Financial Bancorp Inc.	4,582	87
*	Republic First Bancorp Inc.	27,568	82
*	Waterstone Financial Inc.	7,356	82
	Institutional Financial
	Markets Inc.	39,632	79
	JAVELIN Mortgage
	Investment Corp.	5,669	79
*	Southwest Bancorp Inc.	4,643	74
	Codorus Valley Bancorp Inc.	3,646	73
	Kansas City Life Insurance
	Co.	1,487	71
*	NewBridge Bancorp	8,868	67
*	Fortegra Financial Corp.	7,800	65
	Physicians Realty Trust	5,000	64
	Home Federal Bancorp Inc.	4,261	64
*	Maui Land & Pineapple Co.
	Inc.	9,626	59
	National Bankshares Inc.	1,549	57
	Provident Financial Holdings
	Inc.	3,696	55
	Heritage Financial Corp.	3,173	54
	PMC Commercial Trust	6,141	53

*	Meridian Interstate Bancorp
	Inc.	2,333	53
*	Hampton Roads Bankshares
	Inc.	29,753	52
*	Shore Bancshares Inc.	5,538	51
*	Hallmark Financial Services
	Inc.	5,605	50
	Peapack Gladstone Financial
	Corp.	2,544	49
*	Macatawa Bank Corp.	9,663	48
	Pulaski Financial Corp.	4,255	48
	Park Sterling Corp.	6,702	48
	C&F Financial Corp.	1,028	47
	Heritage Commerce Corp.	5,677	47
	Alliance Bancorp Inc.
	of Pennsylvania	2,959	45
	First Internet Bancorp	1,900	43
*	CommunityOne Bancorp	3,134	40
*	ASB Bancorp Inc.	2,200	38
	California First National
	Bancorp	2,236	34
	Manning & Napier Inc.	1,900	34
	Territorial Bancorp Inc.	1,380	32
*	United Community Financial
	Corp.	8,716	31
	Pacific Continental Corp.	1,900	30
	Washington Banking Co.	1,656	29
*	Farmers Capital Bank Corp.	1,326	29
	Federal Agricultural Mortgage
	Corp. Class A	1,021	28
	Five Oaks Investment Corp.	2,677	28
	Independence Holding Co.	2,059	28
	HopFed Bancorp Inc.	2,411	27
*	Old Second Bancorp Inc.	5,640	26
	Monarch Financial Holdings
	Inc.	2,100	26
*	North Valley Bancorp	1,335	25
*	Guaranty Federal Bancshares
	Inc.	2,281	25
*	American Realty Investors Inc.	4,786	24
*	Regional Management Corp.	715	24
	Northeast Bancorp	2,506	24
*	Health Insurance Innovations
	Inc. Class A	2,276	23
	Citizens Community Bancorp
	Inc.	2,945	22
	1st United Bancorp Inc.	2,856	22
	Penns Woods Bancorp Inc.	414	21
*	First Federal Bancshares of
	Arkansas Inc.	2,417	21
*	Pacific Mercantile Bancorp	3,311	21
*	ConnectOne Bancorp Inc.	513	20
	MicroFinancial Inc.	2,338	20
*	Carolina Bank Holdings Inc.	1,902	20
*	Preferred Bank	950	19

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Performant Financial Corp.	1,820	19
*	Sun Bancorp Inc.	5,293	19
	Yadkin Financial Corp.	1,024	17
	Firstbank Corp.	878	17
	Wheeler REIT Inc.	3,900	17
*	Colonial Financial Services Inc.	1,300	17
	First Bancorp Inc.	902	16
	QC Holdings Inc.	8,515	15
*	Internet Patents Corp.	4,802	15
	Seacoast Banking Corp.
	of Florida	1,163	14
	First Clover Leaf Financial
	Corp.	1,340	13
*	Independent Bank Corp.	1,015	12
*	HomeTrust Bancshares Inc.	740	12
*	Kearny Financial Corp.	953	11
	Middleburg Financial Corp.	611	11
*	Jefferson Bancshares Inc.	1,639	10
	Northrim BanCorp Inc.	390	10
	Unity Bancorp Inc.	1,321	10
	Cheviot Financial Corp.	912	9
	MutualFirst Financial Inc.	544	9
	MidSouth Bancorp Inc.	520	9
	Fifth Street Senior Floating
	Rate Corp.	700	9
	Fidelity Southern Corp.	547	9
*	Tejon Ranch Co. Warrants
	Exp. 08/31/2016	1,629	9
*	Riverview Bancorp Inc.	2,700	8
	WVS Financial Corp.	511	6
*	Taylor Capital Group Inc.	227	6
*	World Energy Solutions Inc.	1,379	6
	Fox Chase Bancorp Inc.	337	6
	MetroCorp Bancshares Inc.	370	6
	IF Bancorp Inc.	300	5
	Premier Financial Bancorp Inc.	340	5
	NASB Financial Inc.	156	5
*	American River Bankshares	338	3
	Horizon Bancorp	115	3
*	Home Bancorp Inc.	145	3
*	Intervest Bancshares Corp.
	Class A	363	3
	MidWestOne Financial Group
	Inc.	100	3
*	Royal Bancshares
	of Pennsylvania Inc.	1,796	2
	United Community Bancorp	200	2
	Hingham Institution for
	Savings	27	2
	Hawthorn Bancshares Inc.	148	2
	Sotherly Hotels Inc.	300	2
	Supertel Hospitality Inc.	648	2
	Bank of South Carolina Corp.	100	2
*	SP Bancorp Inc.	55	1

*	Orrstown Financial Services
	Inc.	53	1
*	Atlantic American Corp.	200	1
	BNC Bancorp	43	1
	Tower Financial Corp.	24	1
	HF Financial Corp.	45	1
	SI Financial Group Inc.	31	—
	Eagle Bancorp Montana Inc.	30	—
	Salisbury Bancorp Inc.	11	—
	Old Line Bancshares Inc.	17	—
*	Heritage Financial Group Inc.	9	—
*	Vestin Realty Mortgage II Inc.	90	—
*	Transcontinental Realty
	Investors Inc.	12	—
*	Valley National Bancorp
	Warrants Exp. 6/30/2015	240	—
	Kingstone Cos. Inc.	9	—
*	Porter Bancorp Inc.	25	—
*	Prospect Global Resources Inc.	1	—
			6,707,947
Health Care (11.8%)
	Johnson & Johnson	5,005,469	458,451
	Pfizer Inc.	11,497,854	352,179
	Merck & Co. Inc.	5,183,727	259,446
*	Gilead Sciences Inc.	2,720,239	204,426
	Bristol-Myers Squibb Co.	2,921,200	155,262
	Amgen Inc.	1,337,900	152,735
	AbbVie Inc.	2,822,301	149,046
	UnitedHealth Group Inc.	1,786,076	134,492
*	Celgene Corp.	731,102	123,527
*	Biogen Idec Inc.	419,094	117,242
	Abbott Laboratories	2,743,094	105,143
	Medtronic Inc.	1,771,161	101,647
*	Express Scripts Holding
	Co.	1,429,643	100,418
	Eli Lilly & Co.	1,798,910	91,744
	Thermo Fisher Scientific
	Inc.	641,183	71,396
	Baxter International Inc.	962,791	66,962
	Allergan Inc.	527,291	58,571
	Covidien plc	802,644	54,660
*	Actavis plc	308,834	51,884
	WellPoint Inc.	524,132	48,425
*	Alexion Pharmaceuticals
	Inc.	347,932	46,296
	Aetna Inc.	652,033	44,723
	Cigna Corp.	490,449	42,904
*	Regeneron
	Pharmaceuticals Inc.	138,269	38,057
	Becton Dickinson and Co.	344,392	38,052
	Stryker Corp.	503,566	37,838
	St. Jude Medical Inc.	517,724	32,073
*	Vertex Pharmaceuticals
	Inc.	414,813	30,821
*	Mylan Inc.	679,340	29,483

Institutional Total Stock Market Index Fund

	Zoetis Inc.	887,144	29,001
	Humana Inc.	276,616	28,552
*	Boston Scientific Corp.	2,368,860	28,474
	Zimmer Holdings Inc.	303,415	28,275
*	HCA Holdings Inc.	556,222	26,537
*	Intuitive Surgical Inc.	67,551	25,945
*	Forest Laboratories Inc.	430,271	25,829
*	Illumina Inc.	224,289	24,811
*	Perrigo Co. plc	159,016	24,403
*	Life Technologies Corp.	306,665	23,245
*	DaVita HealthCare
	Partners Inc.	358,550	22,721
	CR Bard Inc.	138,698	18,577
*	BioMarin Pharmaceutical
	Inc.	252,314	17,730
*	Henry Schein Inc.	152,355	17,408
*	CareFusion Corp.	375,031	14,934
*	Varian Medical Systems
	Inc.	187,616	14,576
*	Waters Corp.	143,562	14,356
*	Laboratory Corp.
	of America Holdings	155,116	14,173
	Quest Diagnostics Inc.	258,039	13,815
*	Endo Health Solutions Inc.	203,712	13,742
	Universal Health Services
	Inc. Class B	161,501	13,124
*	Incyte Corp. Ltd.	257,305	13,027
*	Edwards Lifesciences
	Corp.	194,196	12,770
	DENTSPLY International
	Inc.	253,220	12,276
*	Hospira Inc.	294,349	12,151
	ResMed Inc.	252,181	11,873
*	Pharmacyclics Inc.	104,788	11,084
*	Jazz Pharmaceuticals plc	87,266	11,044
*	Hologic Inc.	484,778	10,835
	Cooper Cos. Inc.	86,966	10,770
*	Alkermes plc	242,831	9,874
*	IDEXX Laboratories Inc.	92,190	9,806
*	Salix Pharmaceuticals Ltd.	106,174	9,549
*	MEDNAX Inc.	178,632	9,535
*	United Therapeutics Corp.	80,345	9,085
*	Cubist Pharmaceuticals Inc.	131,454	9,053
*	Covance Inc.	99,752	8,784
*	Isis Pharmaceuticals Inc.	206,288	8,219
*	Medivation Inc.	127,375	8,129
*	Tenet Healthcare Corp.	176,290	7,425
*	Seattle Genetics Inc.	184,955	7,378
*	Align Technology Inc.	121,318	6,933
*	Sirona Dental Systems Inc.	97,719	6,860
	Teleflex Inc.	73,044	6,856
*	Community Health
	Systems Inc.	160,401	6,299
	Techne Corp.	65,576	6,208

*	Alnylam Pharmaceuticals
	Inc.	95,943	6,172
*	Health Management
	Associates Inc. Class A	446,522	5,849
*	ViroPharma Inc.	117,334	5,849
	Patterson Cos. Inc.	140,738	5,798
	West Pharmaceutical
	Services Inc.	117,977	5,788
*	Team Health Holdings Inc.	124,221	5,658
*	Cepheid Inc.	120,611	5,635
	Questcor Pharmaceuticals
	Inc.	102,674	5,591
*	WellCare Health Plans Inc.	77,692	5,471
*	Centene Corp.	92,626	5,460
*	Mallinckrodt plc	102,552	5,359
	STERIS Corp.	104,502	5,021
*	Alere Inc.	138,433	5,011
*	NPS Pharmaceuticals Inc.	163,181	4,954
	HealthSouth Corp.	147,449	4,913
*	Theravance Inc.	137,722	4,910
*	Brookdale Senior Living
	Inc. Class A	176,603	4,800
*	Charles River Laboratories
	International Inc.	86,435	4,585
*	Puma Biotechnology Inc.	43,346	4,488
*	PAREXEL International
	Corp.	99,066	4,476
*	Bio-Rad Laboratories Inc.
	Class A	35,771	4,422
*	Medicines Co.	113,877	4,398
*	DexCom Inc.	121,352	4,297
	Hill-Rom Holdings Inc.	103,723	4,288
*	LifePoint Hospitals Inc.	79,504	4,201
	Owens & Minor Inc.	112,083	4,098
*	Health Net Inc.	134,430	3,989
*	Haemonetics Corp.	91,537	3,856
*	Celldex Therapeutics Inc.	156,606	3,791
*	Thoratec Corp.	101,383	3,711
*	Air Methods Corp.	62,407	3,640
*	Insulet Corp.	96,896	3,595
*	HMS Holdings Corp.	157,202	3,573
*	Bruker Corp.	178,484	3,529
*	Santarus Inc.	107,436	3,434
	Healthcare Services Group
	Inc.	118,185	3,353
*	Aegerion Pharmaceuticals
	Inc.	46,870	3,326
*	Prestige Brands Holdings
	Inc.	91,966	3,292
*	ACADIA Pharmaceuticals
	Inc.	129,207	3,229
*	Akorn Inc.	128,877	3,174
*	Pacira Pharmaceuticals Inc.	53,740	3,090
*	Opko Health Inc.	362,594	3,060
*	Halozyme Therapeutics Inc.	202,823	3,040

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Cyberonics Inc.	45,798	3,000
*,^	Arena Pharmaceuticals Inc.	510,525	2,987
*	Acadia Healthcare Co. Inc.	63,066	2,985
*	Quintiles Transnational
	Holdings Inc.	64,217	2,976
*	Masimo Corp.	100,947	2,951
*	Impax Laboratories Inc.	117,276	2,948
*	Magellan Health Services
	Inc.	48,347	2,896
*	InterMune Inc.	192,041	2,829
*	Neogen Corp.	61,836	2,826
^	PDL BioPharma Inc.	332,752	2,808
*	Amsurg Corp. Class A	60,861	2,795
	CONMED Corp.	65,742	2,794
*,^	Myriad Genetics Inc.	132,639	2,783
*	Globus Medical Inc.	137,425	2,773
	Cantel Medical Corp.	78,297	2,655
*	Nektar Therapeutics	233,069	2,645
*	ArthroCare Corp.	64,932	2,613
	Analogic Corp.	29,008	2,569
*,^	Exelixis Inc.	410,991	2,519
*	HeartWare International
	Inc.	26,217	2,463
*	Synageva BioPharma Corp.	37,923	2,454
*	Ariad Pharmaceuticals Inc.	359,031	2,449
*	Auxilium Pharmaceuticals
	Inc.	117,866	2,445
*	NuVasive Inc.	71,872	2,324
*	Ironwood Pharmaceuticals
	Inc. Class A	198,329	2,303
*	Dyax Corp.	302,602	2,279
*	ABIOMED Inc.	84,819	2,268
*	Integra LifeSciences
	Holdings Corp.	47,022	2,243
*	Abaxis Inc.	55,648	2,227
*	ImmunoGen Inc.	150,809	2,212
*	Wright Medical Group Inc.	71,995	2,211
*	Exact Sciences Corp.	185,202	2,165
*	Envision Healthcare
	Holdings Inc.	59,356	2,108
*	Acorda Therapeutics Inc.	71,950	2,101
*	Keryx Biopharmaceuticals
	Inc.	161,769	2,095
*	Clovis Oncology Inc.	34,461	2,077
*	Volcano Corp.	89,145	1,948
*	Emergent Biosolutions Inc.	83,046	1,909
*	Bio-Reference Labs Inc.	71,745	1,832
*	Accuray Inc.	209,674	1,826
*	Affymetrix Inc.	210,529	1,804
*,^	Idenix Pharmaceuticals Inc.	295,749	1,769
*	Natus Medical Inc.	78,387	1,764
*	Momenta Pharmaceuticals
	Inc.	99,235	1,754
*	AMAG Pharmaceuticals Inc.	70,406	1,709

*	Cadence Pharmaceuticals
	Inc.	188,556	1,706
*	Geron Corp.	353,819	1,677
*	Infinity Pharmaceuticals Inc.	120,503	1,664
*	Anika Therapeutics Inc.	43,446	1,658
	Meridian Bioscience Inc.	62,091	1,647
*	Hanger Inc.	41,823	1,645
*	Vivus Inc.	180,926	1,643
*	Corvel Corp.	35,088	1,639
*	Depomed Inc.	150,553	1,593
*	Array BioPharma Inc.	313,614	1,571
*	Capital Senior Living Corp.	65,391	1,569
	Kindred Healthcare Inc.	79,272	1,565
*	ICU Medical Inc.	24,373	1,553
*	Amedisys Inc.	104,658	1,531
*	AngioDynamics Inc.	87,357	1,502
*	Molina Healthcare Inc.	43,209	1,502
*	MannKind Corp.	287,819	1,500
*	BioCryst Pharmaceuticals
	Inc.	196,620	1,494
*	Anacor Pharmaceuticals
	Inc.	88,452	1,484
*	Cerus Corp.	229,636	1,481
*	Genomic Health Inc.	49,285	1,443
*,^	Dendreon Corp.	471,627	1,410
*	Chelsea Therapeutics
	International Ltd.	311,770	1,381
*	Sarepta Therapeutics Inc.	64,975	1,324
*	Ligand Pharmaceuticals Inc.
	Class B	25,054	1,318
*	Emeritus Corp.	60,376	1,306
*	Quidel Corp.	41,207	1,273
*	Achillion Pharmaceuticals
	Inc.	373,311	1,239
	Ensign Group Inc.	27,774	1,230
*	AVANIR Pharmaceuticals
	Inc.	359,053	1,206
*	Almost Family Inc.	37,007	1,196
*	Endologix Inc.	67,842	1,183
*	Accretive Health Inc.	125,142	1,146
*	IPC The Hospitalist Co. Inc.	18,584	1,104
*,^	Ampio Pharmaceuticals Inc.	153,762	1,096
	Invacare Corp.	46,777	1,086
*	Healthways Inc.	70,495	1,082
*	Cynosure Inc. Class A	40,412	1,078
*	Novavax Inc.	207,591	1,063
*	Athersys Inc.	416,402	1,041
	Atrion Corp.	3,507	1,039
*	Neurocrine Biosciences Inc.	111,171	1,038
*	BioScrip Inc.	136,786	1,012
*,^	ChemoCentryx Inc.	174,485	1,010
*	Spectranetics Corp.	40,247	1,006
*	AtriCure Inc.	53,110	992
*	Cutera Inc.	96,538	983
*	Antares Pharma Inc.	218,527	979

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Dynavax Technologies
	Corp.	493,550	967
*	Albany Molecular Research
	Inc.	95,499	963
*	Fluidigm Corp.	24,820	951
*	Alliance HealthCare
	Services Inc.	37,503	928
*	Hi-Tech Pharmacal Co. Inc.	21,330	926
*	Gentiva Health Services Inc.	74,345	923
*,^	Organovo Holdings Inc.	82,845	917
*	Raptor Pharmaceutical Corp.	67,744	882
*	Luminex Corp.	45,138	876
*	PharMerica Corp.	40,726	876
	Select Medical Holdings
	Corp.	74,092	860
*,^	Biotime Inc.	231,499	833
*	Arqule Inc.	387,533	833
*	Alphatec Holdings Inc.	413,879	832
*	Omnicell Inc.	32,276	824
*	Cardiovascular Systems Inc.	24,010	823
*	Symmetry Medical Inc.	80,029	807
	CryoLife Inc.	71,831	797
*	Spectrum Pharmaceuticals
	Inc.	89,611	793
*	Exactech Inc.	33,289	791
*	Lexicon Pharmaceuticals
	Inc.	426,596	768
*,^	AcelRx Pharmaceuticals
	Inc.	67,286	761
*	AVEO Pharmaceuticals Inc.	412,100	758
*	NxStage Medical Inc.	75,625	756
*	BioTelemetry Inc.	94,659	752
*,^	Omeros Corp.	65,872	744
*,^	Biolase Inc.	262,620	743
*	Sangamo Biosciences Inc.	52,652	731
*	Furiex Pharmaceuticals Inc.	16,618	698
*	Merit Medical Systems Inc.	43,528	685
*	Curis Inc.	242,304	683
*,^	ANI Pharmaceuticals Inc.	33,906	681
*	Sagent Pharmaceuticals Inc.	26,635	676
*	Immunomedics Inc.	142,092	654
*	KYTHERA
	Biopharmaceuticals Inc.	16,226	604
*	HealthStream Inc.	18,427	604
*	Lannett Co. Inc.	18,196	602
*	Addus HomeCare Corp.	26,456	594
*	Intercept Pharmaceuticals
	Inc.	8,658	591
*,^	Agenus Inc.	223,511	590
*	Insys Therapeutics Inc.	15,000	581
*	Hyperion Therapeutics Inc.	28,170	570
*	MiMedx Group Inc.	62,908	550
*	NewLink Genetics Corp.	24,847	547
*	Chimerix Inc.	34,190	517

*	Catalyst Pharmaceutical
	Partners Inc.	257,742	503
*	Five Star Quality Care Inc.	85,876	471
*	Endocyte Inc.	43,345	463
*	Orexigen Therapeutics Inc.	80,607	454
*	Merrimack Pharmaceuticals
	Inc.	82,137	439
*	Orthofix International NV	19,031	434
*	OraSure Technologies Inc.	68,580	431
*	Sciclone Pharmaceuticals
	Inc.	83,071	419
*	LHC Group Inc.	17,054	410
*	Corcept Therapeutics Inc.	126,035	406
*	BioSpecifics Technologies
	Corp.	17,702	384
*	Portola Pharmaceuticals Inc.	14,585	376
*	Inovio Pharmaceuticals Inc.	129,462	375
*,^	Alexza Pharmaceuticals Inc.	79,035	374
*	Triple-S Management Corp.
	Class B	19,212	373
*	Tornier NV	19,149	360
*	Insmed Inc.	20,827	354
*	Durect Corp.	200,605	347
*,^	Coronado Biosciences Inc.	130,354	343
*	Staar Surgical Co.	21,157	343
	US Physical Therapy Inc.	9,458	333
*	Anthera Pharmaceuticals
	Inc. Class A	107,168	329
*	SurModics Inc.	13,357	326
*	Cytori Therapeutics Inc.	123,519	317
*	CytRx Corp.	50,304	315
*	Rigel Pharmaceuticals Inc.	109,592	312
	National Healthcare Corp.	5,758	310
	Universal American Corp.	42,372	309
*	Repros Therapeutics Inc.	16,524	302
*,^	Acura Pharmaceuticals Inc.	178,752	299
*	Alimera Sciences Inc.	62,039	292
*,^	Apricus Biosciences Inc.	105,521	280
*	Cytokinetics Inc.	42,787	278
*,^	Biodel Inc.	120,701	278
*	Cell Therapeutics Inc.	143,809	276
*,^	Galena Biopharma Inc.	54,193	269
*,^	Venaxis Inc.	122,333	262
*	GenMark Diagnostics Inc.	17,932	239
*	Enzo Biochem Inc.	81,108	237
*	Pain Therapeutics Inc.	48,537	236
*	Synergy Pharmaceuticals
	Inc.	41,723	235
*	Repligen Corp.	17,193	235
*	Hansen Medical Inc.	129,025	223
	Pozen Inc.	27,102	218
	Columbia Laboratories Inc.	32,526	215
*	Vascular Solutions Inc.	9,169	212
*	Harvard Bioscience Inc.	45,022	212

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	OncoMed Pharmaceuticals
	Inc.	7,100	210
*	Agios Pharmaceuticals Inc.	8,563	205
*	Sequenom Inc.	85,701	201
*	Bluebird Bio Inc.	9,500	199
*,^	Accelerate Diagnostics Inc.	16,133	197
*	Osiris Therapeutics Inc.	11,967	192
*	XOMA Corp.	27,982	188
*	XenoPort Inc.	31,708	182
*	NeoGenomics Inc.	48,442	175
*	BG Medicine Inc.	162,483	169
*	Vanda Pharmaceuticals Inc.	13,319	165
*	EnteroMedics Inc.	77,431	158
*	ZIOPHARM Oncology Inc.	35,503	154
*	Medical Action Industries
	Inc.	17,692	151
*	Rockwell Medical Inc.	14,443	151
	Digirad Corp.	40,423	150
*	Progenics Pharmaceuticals
	Inc.	27,461	146
*	RTI Surgical Inc.	41,134	146
*	Navidea Biopharmaceuticals
	Inc.	69,910	145
	Enzon Pharmaceuticals Inc.	123,147	143
*	Hooper Holmes Inc.	265,238	141
	LeMaitre Vascular Inc.	17,245	138
*	Peregrine Pharmaceuticals
	Inc.	98,096	136
*	Horizon Pharma Inc.	17,834	136
*	BioDelivery Sciences
	International Inc.	22,234	131
*	Cornerstone Therapeutics
	Inc.	13,480	128
*	Chindex International Inc.	7,031	123
*	BSD Medical Corp.	102,783	122
*	Tandem Diabetes Care Inc.	4,410	114
*	Surgical Care Affiliates Inc.	3,127	109
*	Karyopharm Therapeutics
	Inc.	4,402	101
*	AdCare Health Systems Inc.	23,016	99
*	Cubist Pharmaceutic-CVR	71,808	97
*	IGI Laboratories Inc.	31,085	95
*	LCA-Vision Inc.	23,998	94
*	GTx Inc.	56,394	93
*	Solta Medical Inc.	31,457	93
*	Bovie Medical Corp.	43,121	91
*	Targacept Inc.	21,867	91
*	Receptos Inc.	3,003	87
*	MacroGenics Inc.	3,100	85
*	Celsion Corp.	21,242	83
*	Unilife Corp.	17,445	77
*	InfuSystems Holdings Inc.	34,480	74
*	Synta Pharmaceuticals Corp.	13,525	71
*	Oncothyreon Inc.	39,256	69
	Psychemedics Corp.	4,661	68

*	SIGA Technologies Inc.	20,690	68
*	Aastrom Biosciences Inc.	20,678	67
*	Derma Sciences Inc.	5,826	63
*	Foundation Medicine Inc.	2,595	62
*	Ophthotech Corp.	1,872	61
*	Cumberland
	Pharmaceuticals Inc.	10,775	55
*	Synergetics USA Inc.	15,077	55
*	Harvard Apparatus
	Regenerative Technology
	Inc.	11,255	53
*	Discovery Laboratories Inc.	22,888	52
*	Baxano Surgical Inc.	46,005	46
*	Threshold Pharmaceuticals
	Inc.	9,500	44
*	MEI Pharma Inc.	5,181	42
*	Cleveland Biolabs Inc.	35,300	41
*	Stemline Therapeutics Inc.	2,100	41
*	Mast Therapeutics Inc.	81,953	38
*	EntreMed Inc.	20,962	36
*	Epizyme Inc.	1,716	36
	MGC Diagnostics Corp.	2,800	35
*	ERBA Diagnostics Inc.	11,606	32
*	Veracyte Inc.	2,228	32
*	Skilled Healthcare Group Inc.	6,697	32
*	RadNet Inc.	18,952	32
*	Vical Inc.	24,716	29
*	Oculus Innovative Sciences
	Inc.	7,757	27
*	Hemispherx Biopharma Inc.	96,879	26
*	Supernus Pharmaceuticals
	Inc.	3,000	23
*	ARCA Biopharma Inc.	12,400	21
*	Transcept Pharmaceuticals
	Inc.	5,840	20
*	iBio Inc.	57,800	19
*	Delcath Systems Inc.	75,773	19
*	Cardica Inc.	17,675	17
*	Wright Medical Group Inc.
	CVR	50,806	16
*	OncoGenex Pharmaceutical
	Inc.	1,867	16
*	Cancer Genetics Inc.	1,100	15
*	BIND Therapeutics Inc.	1,000	15
*	ThermoGenesis Corp.	14,114	14
*	Neuralstem Inc.	4,645	14
*	Zalicus Inc.	10,037	11
*	Pernix Therapeutics Holdings	4,205	11
*	Durata Therapeutics Inc.	800	10
*	Ambit Biosciences Corp.	750	7
*	Amicus Therapeutics Inc.	2,697	6
*	MELA Sciences Inc.	9,482	6
*	Heska Corp.	591	5
	Birner Dental Management
	Services Inc.	265	5

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Stereotaxis Inc.	1,152	4
	Utah Medical Products Inc.	68	4
*	CAS Medical Systems Inc.	1,800	3
*	Cel-Sci Corp.	5,176	3
*	LipoScience Inc.	647	3
	Diversicare Healthcare
	Services Inc.	500	2
*	StemCells Inc.	1,892	2
*	Nanosphere Inc.	759	2
*	Sucampo Pharmaceuticals
	Inc. Class A	158	1
	Daxor Corp.	161	1
*	ProPhase Labs Inc.	465	1
*	Sunesis Pharmaceuticals
	Inc.	100	—
*	Vision Sciences Inc.	140	—
			4,292,931
Industrials (13.6%)
	General Electric Co.	17,948,964	503,109
	United Technologies
	Corp.	1,627,911	185,256
	Boeing Co.	1,333,207	181,969
	3M Co.	1,194,480	167,526
	Union Pacific Corp.	817,194	137,289
	United Parcel Service Inc.
	Class B	1,269,871	133,438
	Honeywell International
	Inc.	1,392,167	127,202
	Caterpillar Inc.	1,129,000	102,524
	Accenture plc Class A	1,127,927	92,738
	Emerson Electric Co.	1,248,967	87,653
	Lockheed Martin Corp.	568,335	84,489
	Danaher Corp.	1,051,391	81,167
	FedEx Corp.	533,666	76,725
	Precision Castparts Corp.	257,711	69,402
	Automatic Data
	Processing Inc.	854,142	69,023
	Eaton Corp. plc	841,843	64,081
	Illinois Tool Works Inc.	748,101	62,900
	Deere & Co.	665,364	60,768
	General Dynamics Corp.	593,702	56,728
	CSX Corp.	1,798,378	51,739
	Raytheon Co.	566,808	51,409
	Norfolk Southern Corp.	548,067	50,877
	Cummins Inc.	332,521	46,875
	Northrop Grumman Corp.	393,930	45,148
	TE Connectivity Ltd.	728,099	40,126
*	LinkedIn Corp. Class A	180,567	39,152
	PACCAR Inc.	628,306	37,177
	Waste Management Inc.	790,777	35,482
	Parker Hannifin Corp.	264,811	34,065
	Tyco International Ltd.	825,534	33,880
	Agilent Technologies Inc.	586,975	33,569
	Ingersoll-Rand plc	485,576	29,911
	Dover Corp.	302,318	29,186

	Rockwell Automation Inc.	246,039	29,072
	WW Grainger Inc.	110,879	28,321
	Sherwin-Williams Co.	152,913	28,060
	Pentair Ltd.	353,748	27,476
*	Fiserv Inc.	457,618	27,022
	Paychex Inc.	583,151	26,551
	Xerox Corp.	2,074,959	25,252
	Amphenol Corp. Class A	280,847	25,046
	Fidelity National
	Information Services Inc.	464,898	24,956
	Roper Industries Inc.	176,257	24,443
	Kansas City Southern	195,595	24,221
	Fluor Corp.	289,848	23,272
	AMETEK Inc.	434,302	22,875
	Fastenal Co.	473,874	22,514
*	Alliance Data Systems
	Corp.	82,108	21,589
	Flowserve Corp.	247,482	19,509
	Textron Inc.	498,846	18,338
	Rockwell Collins Inc.	239,769	17,724
*	Stericycle Inc.	152,157	17,676
*	Verisk Analytics Inc.
	Class A	268,696	17,659
	Pall Corp.	196,606	16,780
*	B/E Aerospace Inc.	185,894	16,178
	Expeditors International
	of Washington Inc.	364,843	16,144
	Towers Watson & Co.
	Class A	125,950	16,072
	L-3 Communications
	Holdings Inc.	149,424	15,967
	Republic Services Inc.
	Class A	479,146	15,908
*	Trimble Navigation Ltd.	457,424	15,873
	Chicago Bridge & Iron Co.
	NV	190,785	15,862
	CH Robinson Worldwide
	Inc.	269,069	15,697
*	FleetCor Technologies Inc.	124,162	14,548
	ADT Corp.	358,029	14,489
	Masco Corp.	633,434	14,423
*	Jacobs Engineering Group
	Inc.	222,120	13,991
	Vulcan Materials Co.	230,695	13,708
	TransDigm Group Inc.	84,265	13,568
	Fortune Brands Home
	& Security Inc.	294,972	13,480
	Rock Tenn Co. Class A	127,865	13,427
	Ball Corp.	256,612	13,257
	JB Hunt Transport
	Services Inc.	167,333	12,935
*	United Rentals Inc.	165,440	12,896
*	Mettler-Toledo
	International Inc.	52,671	12,777
	Wabtec Corp.	162,414	12,062

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Manpowergroup Inc.	140,213	12,039
*	Quanta Services Inc.	376,921	11,896
	Sealed Air Corp.	348,213	11,857
	MeadWestvaco Corp.	315,800	11,663
	Xylem Inc.	327,512	11,332
	Donaldson Co. Inc.	259,580	11,281
	Joy Global Inc.	188,689	11,036
	Packaging Corp.
	of America	174,140	11,020
*	Crown Holdings Inc.	246,736	10,997
	Avnet Inc.	244,245	10,774
	IDEX Corp.	144,029	10,637
*	Owens-Illinois Inc.	292,958	10,482
	Lincoln Electric Holdings
	Inc.	144,917	10,338
	Cintas Corp.	171,443	10,216
	Total System Services Inc.	303,180	10,090
	Hubbell Inc. Class B	92,329	10,055
	Valspar Corp.	138,513	9,875
	Robert Half International
	Inc.	233,745	9,815
*	Colfax Corp.	153,834	9,798
	MDU Resources Group Inc.	318,405	9,727
*	Arrow Electronics Inc.	178,833	9,702
	Iron Mountain Inc.	305,533	9,273
	AGCO Corp.	155,624	9,211
	Waste Connections Inc.	208,467	9,095
*	Kirby Corp.	90,851	9,017
	Jack Henry & Associates
	Inc.	151,967	8,998
	Carlisle Cos. Inc.	112,926	8,966
*	CoStar Group Inc.	48,510	8,954
*	Genesee & Wyoming Inc.
	Class A	92,146	8,851
	Global Payments Inc.	132,423	8,606
	Timken Co.	156,077	8,595
	Graco Inc.	108,733	8,494
*	Flextronics International
	Ltd.	1,080,536	8,396
	KBR Inc.	263,065	8,389
	Broadridge Financial
	Solutions Inc.	211,758	8,369
	Acuity Brands Inc.	76,499	8,363
*	Sensata Technologies
	Holding NV	213,952	8,295
	PerkinElmer Inc.	199,647	8,231
	Martin Marietta Materials
	Inc.	82,257	8,221
	Aptargroup Inc.	116,900	7,927
*	Hexcel Corp.	176,915	7,906
	Huntington Ingalls
	Industries Inc.	87,701	7,894
	Terex Corp.	187,942	7,892
	Oshkosh Corp.	153,406	7,729
*	Owens Corning	188,219	7,664

	FLIR Systems Inc.	251,609	7,573
	Trinity Industries Inc.	138,724	7,563
	Sonoco Products Co.	181,100	7,555
	Bemis Co. Inc.	182,888	7,491
	AO Smith Corp.	138,835	7,489
*	Spirit Aerosystems
	Holdings Inc. Class A	214,507	7,310
	Kennametal Inc.	139,346	7,256
	SPX Corp.	72,467	7,218
	Nordson Corp.	96,974	7,205
*	Allegion plc	162,058	7,161
*	Vantiv Inc. Class A	219,359	7,153
*	WESCO International Inc.	78,528	7,152
	MSC Industrial Direct Co.
	Inc. Class A	87,582	7,083
	URS Corp.	133,071	7,051
	Triumph Group Inc.	92,485	7,035
	ITT Corp.	161,193	6,999
	Generac Holdings Inc.	121,835	6,901
	Ryder System Inc.	93,490	6,898
	Alliant Techsystems Inc.	56,626	6,890
*	WEX Inc.	69,024	6,835
	Valmont Industries Inc.	45,196	6,740
	Lennox International Inc.	79,175	6,735
	Babcock & Wilcox Co.	196,896	6,732
	FEI Co.	74,259	6,636
	RR Donnelley & Sons Co.	322,833	6,547
	Toro Co.	101,475	6,454
	Exelis Inc.	335,502	6,395
*	Old Dominion Freight Line
	Inc.	114,908	6,092
	EnerSys Inc.	84,247	5,905
	Eagle Materials Inc.	75,508	5,847
*	Teledyne Technologies Inc.	63,265	5,812
*	Foster Wheeler AG	174,893	5,775
	CLARCOR Inc.	89,058	5,731
	National Instruments Corp.	178,002	5,700
*	CoreLogic Inc.	159,984	5,684
	Lender Processing
	Services Inc.	151,899	5,678
	Jabil Circuit Inc.	324,970	5,667
*	Cognex Corp.	147,443	5,629
	Regal-Beloit Corp.	76,139	5,613
	Crane Co.	82,646	5,558
*	NeuStar Inc. Class A	111,405	5,555
	Manitowoc Co. Inc.	237,737	5,544
*	DigitalGlobe Inc.	133,770	5,505
*	Clean Harbors Inc.	91,672	5,497
	Belden Inc.	77,278	5,444
	World Fuel Services Corp.	122,139	5,272
*	Genpact Ltd.	286,354	5,260
*	Esterline Technologies
	Corp.	50,311	5,130
	MAXIMUS Inc.	115,867	5,097
*	Moog Inc. Class A	73,988	5,027

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Woodward Inc.	109,074	4,975
*	AECOM Technology Corp.	167,752	4,937
*	Zebra Technologies Corp.	89,295	4,829
	EMCOR Group Inc.	113,551	4,819
	Air Lease Corp. Class A	153,605	4,774
	Curtiss-Wright Corp.	75,800	4,717
	Deluxe Corp.	89,702	4,682
	Landstar System Inc.	81,249	4,668
*	USG Corp.	164,082	4,657
*	Louisiana-Pacific Corp.	250,919	4,645
*,^	IPG Photonics Corp.	59,748	4,637
	Corporate Executive Board
	Co.	59,705	4,623
	Actuant Corp. Class A	123,605	4,529
	Anixter International Inc.	49,278	4,427
	Watsco Inc.	45,473	4,368
	GATX Corp.	82,215	4,289
*	Armstrong World
	Industries Inc.	72,279	4,164
*	Graphic Packaging Holding
	Co.	433,241	4,159
*	Advisory Board Co.	64,129	4,083
*	Euronet Worldwide Inc.	84,863	4,061
	Allison Transmission
	Holdings Inc.	146,110	4,034
	Harsco Corp.	143,558	4,024
	Con-way Inc.	101,168	4,017
	HEICO Corp. Class A	92,418	3,893
	Silgan Holdings Inc.	79,075	3,797
	Littelfuse Inc.	39,948	3,712
*	MWI Veterinary Supply Inc.	21,673	3,697
*	MasTec Inc.	110,052	3,601
*	Navistar International Corp.	93,225	3,560
	Covanta Holding Corp.	197,337	3,503
*	Cardtronics Inc.	80,188	3,484
	Convergys Corp.	164,914	3,471
	TAL International Group Inc.	60,319	3,459
*	Outerwall Inc.	49,751	3,347
	Applied Industrial
	Technologies Inc.	67,428	3,310
*	WageWorks Inc.	55,433	3,295
*	Coherent Inc.	44,227	3,290
	United Stationers Inc.	71,072	3,262
*	Mobile Mini Inc.	78,210	3,221
	Franklin Electric Co. Inc.	72,082	3,218
*	Tetra Tech Inc.	114,359	3,200
	CIRCOR International Inc.	39,598	3,199
*	Vishay Intertechnology Inc.	240,347	3,187
*	Berry Plastics Group Inc.	133,654	3,180
	Heartland Payment
	Systems Inc.	62,452	3,113
	Barnes Group Inc.	79,662	3,052
*	Trimas Corp.	75,999	3,032
	Watts Water Technologies
	Inc. Class A	48,816	3,020

*	VistaPrint NV	53,067	3,017
*	On Assignment Inc.	86,265	3,012
	Mueller Industries Inc.	47,785	3,011
*	Benchmark Electronics Inc.	128,022	2,955
*	FTI Consulting Inc.	71,642	2,947
	Brink’s Co.	85,983	2,935
*	RBC Bearings Inc.	41,033	2,903
	Mine Safety Appliances Co.	56,398	2,888
	Greif Inc. Class A	54,751	2,869
	ABM Industries Inc.	98,805	2,825
	AZZ Inc.	57,799	2,824
	UTi Worldwide Inc.	158,957	2,791
	Aircastle Ltd.	145,393	2,786
	G&K Services Inc. Class A	44,102	2,744
	UniFirst Corp.	25,587	2,738
*	Itron Inc.	65,473	2,713
	Methode Electronics Inc.	79,119	2,705
	Simpson Manufacturing
	Co. Inc.	73,255	2,691
	Raven Industries Inc.	64,540	2,655
*	Texas Industries Inc.	38,525	2,650
*	Hub Group Inc. Class A	66,019	2,633
*	Plexus Corp.	59,906	2,593
*	Swift Transportation Co.	116,706	2,592
	General Cable Corp.	86,184	2,535
	Brady Corp. Class A	81,532	2,522
*	GrafTech International Ltd.	222,459	2,498
*	Sanmina Corp.	148,514	2,480
*	PHH Corp.	101,638	2,475
	Albany International Corp.	68,145	2,448
	Apogee Enterprises Inc.	67,937	2,440
	Sturm Ruger & Co. Inc.	33,244	2,430
*	Proto Labs Inc.	33,762	2,403
*	Universal Display Corp.	69,268	2,380
	Mueller Water Products
	Inc. Class A	250,459	2,347
*	DXP Enterprises Inc.	20,052	2,310
*	FARO Technologies Inc.	39,580	2,308
	Altra Industrial Motion Corp.	66,971	2,292
	Granite Construction Inc.	65,282	2,284
	AAON Inc.	70,946	2,267
*	OSI Systems Inc.	42,309	2,247
	AAR Corp.	80,104	2,244
*	Greatbatch Inc.	50,403	2,230
*	Veeco Instruments Inc.	67,405	2,218
*	Orbital Sciences Corp.	95,008	2,214
*	GenCorp Inc.	122,603	2,209
*	Greenbrier Cos. Inc.	64,716	2,125
	Heartland Express Inc.	105,602	2,072
	Badger Meter Inc.	37,553	2,047
*	Wesco Aircraft Holdings Inc.	92,659	2,031
	EVERTEC Inc.	81,323	2,005
	Forward Air Corp.	45,335	1,991
*	Huron Consulting Group Inc.	31,499	1,976
	ESCO Technologies Inc.	56,719	1,943

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Astec Industries Inc.	49,454	1,910
*	Masonite International Corp.	31,799	1,908
	Exponent Inc.	24,414	1,891
*	Monster Worldwide Inc.	265,096	1,890
	Myers Industries Inc.	88,324	1,865
*	HD Supply Holdings Inc.	77,411	1,859
	Arkansas Best Corp.	55,117	1,856
	Barrett Business Services
	Inc.	19,994	1,854
	Knight Transportation Inc.	100,570	1,844
	CTS Corp.	92,421	1,840
	Matson Inc.	69,772	1,822
	Comfort Systems USA Inc.	93,605	1,815
*	Atlas Air Worldwide
	Holdings Inc.	44,106	1,815
	Werner Enterprises Inc.	71,567	1,770
	Standex International Corp.	28,056	1,764
*	Trex Co. Inc.	22,035	1,752
*	Checkpoint Systems Inc.	109,214	1,722
*	Korn/Ferry International	65,151	1,702
*	Consolidated Graphics Inc.	25,047	1,689
*	Advanced Emissions
	Solutions Inc.	30,997	1,681
	Daktronics Inc.	107,068	1,679
*	AMN Healthcare Services
	Inc.	111,471	1,639
	MTS Systems Corp.	22,723	1,619
*	American Woodmark Corp.	40,558	1,603
*	Aegion Corp. Class A	72,994	1,598
*	Federal Signal Corp.	108,907	1,595
	Insperity Inc.	44,041	1,591
*	II-VI Inc.	88,340	1,555
	Otter Tail Corp.	52,461	1,536
	Cubic Corp.	28,983	1,526
	Tennant Co.	22,298	1,512
	Alamo Group Inc.	24,842	1,508
*	EnPro Industries Inc.	26,000	1,499
	Acacia Research Corp.	102,938	1,497
*	H&E Equipment Services
	Inc.	50,222	1,488
	Black Box Corp.	49,736	1,482
*	Rexnord Corp.	54,464	1,471
*	Global Cash Access
	Holdings Inc.	146,855	1,467
	American Science
	& Engineering Inc.	20,349	1,463
	Universal Forest Products
	Inc.	27,894	1,454
	Powell Industries Inc.	21,437	1,436
*	Meritor Inc.	136,937	1,428
	US Ecology Inc.	37,767	1,405
*	Park-Ohio Holdings Corp.	26,679	1,398
	American Railcar Industries
	Inc.	30,542	1,397
*	Imperva Inc.	28,764	1,384

*	Rogers Corp.	22,278	1,370
*	CBIZ Inc.	150,043	1,368
*	Measurement Specialties
	Inc.	22,521	1,367
*	Rofin-Sinar Technologies
	Inc.	50,361	1,361
*	Tutor Perini Corp.	51,317	1,350
^	Lindsay Corp.	16,299	1,349
	Schnitzer Steel Industries
	Inc.	40,990	1,339
	Materion Corp.	43,045	1,328
*	Builders FirstSource Inc.	184,587	1,318
	Kaman Corp.	33,124	1,316
	Marten Transport Ltd.	64,284	1,298
*	ExlService Holdings Inc.	46,843	1,294
	Celadon Group Inc.	66,367	1,293
	Primoris Services Corp.	41,487	1,291
*	Taser International Inc.	79,506	1,263
	McGrath RentCorp	31,332	1,247
*	ARC Document Solutions
	Inc.	150,049	1,233
*	Ducommun Inc.	41,011	1,223
	AVX Corp.	86,504	1,205
*	Anaren Inc.	42,349	1,185
*	TrueBlue Inc.	45,972	1,185
*	TeleTech Holdings Inc.	48,774	1,168
	Booz Allen Hamilton
	Holding Corp. Class A	60,655	1,162
	Ennis Inc.	65,594	1,161
*	Era Group Inc.	37,400	1,154
	Heidrick & Struggles
	International Inc.	56,967	1,147
*	AM Castle & Co.	77,451	1,144
*	Astronics Corp.	22,331	1,139
^	Textainer Group Holdings
	Ltd.	28,313	1,139
*	Navigant Consulting Inc.	58,567	1,124
*	Headwaters Inc.	113,834	1,114
*	Sykes Enterprises Inc.	51,044	1,113
	Quanex Building Products
	Corp.	55,531	1,106
*	Dice Holdings Inc.	152,288	1,104
*	Franklin Covey Co.	54,884	1,091
	Gorman-Rupp Co.	32,555	1,088
	Encore Wire Corp.	19,429	1,053
	Griffon Corp.	79,584	1,051
*	EnerNOC Inc.	60,744	1,045
*	GP Strategies Corp.	34,397	1,025
	Coleman Cable Inc.	39,029	1,023
	Cass Information Systems
	Inc.	14,946	1,007
*	LifeLock Inc.	59,863	982
*	Pacer International Inc.	118,375	978
	ManTech International Corp.
	Class A	31,995	958

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Dynamic Materials Corp.	43,694	950
*	Boise Cascade Co.	31,805	938
*	Columbus McKinnon Corp.	34,535	937
*	Air Transport Services
	Group Inc.	114,654	928
*	Furmanite Corp.	86,779	922
*	Lionbridge Technologies
	Inc.	153,882	917
*	Information Services Group
	Inc.	215,042	912
*	Engility Holdings Inc.	27,290	911
*	ExamWorks Group Inc.	30,427	909
	Sun Hydraulics Corp.	22,109	903
*	Cross Country Healthcare
	Inc.	89,559	894
*	ModusLink Global
	Solutions Inc.	153,608	880
	CDI Corp.	46,283	858
*	Team Inc.	20,176	854
*	CRA International Inc.	42,711	846
*	Quality Distribution Inc.	65,528	841
*	Wabash National Corp.	67,096	829
	Argan Inc.	29,995	827
*	Smith & Wesson Holding
	Corp.	61,159	825
	Hyster-Yale Materials
	Handling Inc.	8,787	819
*	Accuride Corp.	218,872	816
*	Fabrinet	38,105	783
	NN Inc.	38,316	774
*	Aerovironment Inc.	26,528	773
*	Saia Inc.	24,026	770
	John Bean Technologies
	Corp.	26,007	763
	Graham Corp.	20,640	749
*	Thermon Group Holdings
	Inc.	27,321	747
	Insteel Industries Inc.	32,649	742
	Kelly Services Inc. Class A	29,482	735
*	Bazaarvoice Inc.	92,732	734
*	Roadrunner Transportation
	Systems Inc.	27,181	733
	Kadant Inc.	17,994	729
	LB Foster Co. Class A	15,244	721
	Resources Connection Inc.	50,079	718
*	Great Lakes Dredge & Dock
	Corp.	76,493	704
	Kforce Inc.	34,320	702
*	Aeroflex Holding Corp.	107,665	700
	Ceco Environmental Corp.	42,753	691
	Electro Scientific Industries
	Inc.	65,891	689
*	Layne Christensen Co.	40,127	685
	Quad/Graphics Inc.	24,869	677
	Electro Rent Corp.	36,293	672

*	Gibraltar Industries Inc.	35,558	661
	Park Electrochemical Corp.	22,921	658
*	XPO Logistics Inc.	24,035	632
*	Capstone Turbine Corp.	489,758	632
*	TTM Technologies Inc.	73,017	626
	Houston Wire & Cable Co.	46,711	625
	Landauer Inc.	11,734	617
*	Northwest Pipe Co.	16,293	615
*	RPX Corp.	36,017	609
	Kimball International Inc.
	Class B	40,324	606
*	Landec Corp.	49,608	601
*	ICF International Inc.	17,247	599
	Crawford & Co. Class B	63,879	590
*	Nortek Inc.	7,863	587
*	Cenveo Inc.	167,766	577
*	Newport Corp.	31,705	573
	Multi-Color Corp.	15,124	571
*	Kemet Corp.	99,912	564
	Universal Technical
	Institute Inc.	38,410	534
*	Echelon Corp.	248,129	533
*	Kratos Defense
	& Security Solutions Inc.	68,262	524
*	CAI International Inc.	22,182	523
*	PowerSecure International
	Inc.	30,035	516
*	BlueLinx Holdings Inc.	263,401	514
	Crawford & Co. Class A	66,440	511
*	Commercial Vehicle Group
	Inc.	69,313	504
*	Covenant Transportation
	Group Inc. Class A	59,775	491
*	Lydall Inc.	27,660	487
*	Astronics Corp. Class B	9,136	464
*	American Superconductor
	Corp.	282,598	463
*	ServiceSource International
	Inc.	54,970	461
*	United States Lime
	& Minerals Inc.	7,516	460
*,^	ExOne Co.	7,579	458
*	Nuverra Environmental
	Solutions Inc.	27,209	457
*,^	ClearSign Combustion Corp.	39,797	456
	Miller Industries Inc.	24,364	454
	NACCO Industries Inc.
	Class A	7,289	453
	Hardinge Inc.	31,326	453
	Bel Fuse Inc. Class B	20,221	431
*	Fuel Tech Inc.	60,481	429
	International Shipholding
	Corp.	14,524	428
*	PAM Transportation
	Services Inc.	20,494	425

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Echo Global Logistics Inc.	19,481	418
*	Orion Marine Group Inc.	33,320	401
*	Flow International Corp.	99,075	400
*	Adept Technology Inc.	23,510	397
*	Energy Recovery Inc.	70,702	393
*	NVE Corp.	6,690	390
	HEICO Corp.	6,637	385
*	Maxwell Technologies Inc.	48,488	377
*	Higher One Holdings Inc.	37,954	370
	Viad Corp.	13,137	365
*	Ameresco Inc. Class A	37,473	362
*	Active Power Inc.	105,647	356
	Spartan Motors Inc.	52,914	355
*	MYR Group Inc.	13,959	350
*	Casella Waste Systems Inc.
	Class A	59,008	342
*	Heritage-Crystal Clean Inc.	16,039	329
*	Multi-Fineline Electronix Inc.	23,168	322
	LSI Industries Inc.	37,049	321
	Eastern Co.	19,595	312
*	CUI Global Inc.	48,143	304
*	AEP Industries Inc.	5,711	302
*	US Concrete Inc.	13,307	301
*,^	Eagle Bulk Shipping Inc.	64,319	295
*	Vicor Corp.	21,927	294
*	InnerWorkings Inc.	37,219	290
	Global Power Equipment
	Group Inc.	14,735	288
*	Vishay Precision Group Inc.	19,013	283
*	Rentrak Corp.	7,435	282
*	PGT Inc.	27,633	280
*	Sterling Construction Co.
	Inc.	23,800	279
*	Taminco Corp.	13,427	271
*	Metalico Inc.	119,793	248
*	Arotech Corp.	70,111	245
*	Lawson Products Inc.	19,589	240
*	YRC Worldwide Inc.	13,484	234
*	Innotrac Corp.	28,467	233
*	Broadwind Energy Inc.	24,713	233
*	Intevac Inc.	30,977	230
*	Patrick Industries Inc.	7,950	230
	Mesa Laboratories Inc.	2,907	228
*	Pike Corp.	21,387	226
*	NCI Building Systems Inc.	12,819	225
*	Innovative Solutions
	& Support Inc.	29,838	218
*	CTPartners Executive
	Search Inc.	38,600	216
*	PRGX Global Inc.	32,040	215
*	Mistras Group Inc.	9,970	208
*,^	Genco Shipping
	& Trading Ltd.	80,914	202
*	Harris Interactive Inc.	93,877	188
*	Dolan Co.	266,412	186

*	Zygo Corp.	12,190	180
*	Ballantyne Strong Inc.	34,205	158
*	API Technologies Corp.	45,257	154
*	Document Security
	Systems Inc.	74,050	153
*	Odyssey Marine Exploration
	Inc.	74,618	151
*	Xerium Technologies Inc.	8,965	148
*	UFP Technologies Inc.	5,749	145
*	Hudson Global Inc.	35,653	143
	Hurco Cos. Inc.	5,660	142
*	Rubicon Technology Inc.	13,744	137
*	LMI Aerospace Inc.	9,175	135
*	American Electric
	Technologies Inc.	13,170	131
	FreightCar America Inc.	4,922	131
*	CyberOptics Corp.	20,335	129
*	GSI Group Inc.	11,324	127
*	Magnetek Inc.	5,279	126
*	Power Solutions
	International Inc.	1,662	125
*	Erickson Air-Crane Inc.	5,709	119
	Lincoln Educational Services
	Corp.	23,818	119
*	Sparton Corp.	4,233	118
*	Willis Lease Finance Corp.	6,584	114
*,^	Revolution Lighting
	Technologies Inc.	31,452	108
*	StarTek Inc.	15,981	104
*	Goldfield Corp.	52,795	103
*	TRC Cos. Inc.	13,553	97
*	Hill International Inc.	24,339	96
*	USA Truck Inc.	7,058	94
*	National Research Corp.
	Class B	2,635	91
	Twin Disc Inc.	3,509	91
*	Patriot Transportation
	Holding Inc.	2,185	91
	Richardson Electronics Ltd.	7,894	90
*	Orion Energy Systems Inc.	13,116	89
*	Tecumseh Products Co.
	Class A	9,250	84
*	UQM Technologies Inc.	37,845	81
*	Frequency Electronics Inc.	6,878	80
	Allied Motion Technologies
	Inc.	6,239	78
*	M/A-COM Technology
	Solutions Holdings Inc.	4,236	72
*	Altair Nanotechnologies Inc.	17,121	69
*	BTU International Inc.	23,344	68
	AMCON Distributing Co.	800	63
*	GSE Holding Inc.	29,010	60
	Douglas Dynamics Inc.	3,473	58
	Standard Register Co.	8,409	58
*	Key Technology Inc.	3,973	57

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Radiant Logistics Inc.	19,700	53
*	Perma-Fix Environmental
	Services	15,311	50
	Sypris Solutions Inc.	15,958	49
*	SL Industries Inc.	1,698	46
	VSE Corp.	875	42
*	PMFG Inc.	4,555	41
*	Planar Systems Inc.	16,117	41
*	Swisher Hygiene Inc.	78,737	40
*	Stock Building Supply
	Holdings Inc.	2,200	40
*	Supreme Industries Inc.
	Class A	6,861	40
*	Asure Software Inc.	7,063	39
*	AeroCentury Corp.	2,175	37
*	Ultralife Corp.	9,678	34
*	Lightbridge Corp.	23,050	33
*	Mattersight Corp.	6,659	32
	Bel Fuse Inc. Class A	1,477	29
	Global Brass & Copper
	Holdings Inc.	1,656	27
*	Synthesis Energy Systems
	Inc.	43,351	26
*	IEC Electronics Corp.	5,961	25
*	Research Frontiers Inc.	4,224	24
*	Essex Rental Corp.	7,239	24
*	Management Network
	Group Inc.	7,826	22
*	Microvision Inc.	16,405	22
*	Ply Gem Holdings Inc.	1,200	22
*	Viasystems Group Inc.	1,396	19
	Greif Inc. Class B	318	19
*	Elecsys Corp.	1,380	18
*	American DG Energy Inc.	8,832	15
*	Industrial Services
	of America Inc.	4,680	15
*	Hudson Technologies Inc.	3,927	15
*	Onvia Inc.	2,951	14
*	Transcat Inc.	1,800	14
	Art’s-Way Manufacturing Co.
	Inc.	2,300	14
*	Gencor Industries Inc.	1,450	14
	Omega Flex Inc.	666	14
	Universal Truckload Services
	Inc.	360	11
	Air T Inc.	800	10
	Pulse Electronics Corp.	2,759	8
*	National Research Corp.
	Class A	342	6
*	Sharps Compliance Corp.	1,172	6
	Ecology and Environment Inc.	450	5
*	Parametric Sound Corp.	301	4
*	Rand Logistics Inc.	696	4
*	Breeze-Eastern Corp.	401	4
*	Wireless Telecom Group Inc.	1,403	3

*	Wells-Gardner Electronics
	Corp.	1,180	2
*	Newtek Business Services
	Inc.	204	1
*	Integrated Electrical Services
	Inc.	100	1
*	Video Display Corp.	47	—
*	Lime Energy Co.	13	—
			4,965,792
Oil & Gas (9.2%)
	Exxon Mobil Corp.	7,750,125	784,313
	Chevron Corp.	3,411,871	426,177
	Schlumberger Ltd.	2,336,458	210,538
	ConocoPhillips	2,173,549	153,561
	Occidental Petroleum
	Corp.	1,430,031	135,996
	Phillips 66	1,063,673	82,041
	EOG Resources Inc.	484,278	81,281
	Halliburton Co.	1,429,617	72,553
	Anadarko Petroleum
	Corp.	892,934	70,827
	Apache Corp.	708,378	60,878
	National Oilwell Varco
	Inc.	759,484	60,402
	Marathon Petroleum
	Corp.	534,091	48,992
	Valero Energy Corp.	957,240	48,245
	Williams Cos. Inc.	1,212,518	46,767
	Pioneer Natural
	Resources Co.	246,079	45,296
	Marathon Oil Corp.	1,235,945	43,629
	Baker Hughes Inc.	786,342	43,453
	Noble Energy Inc.	637,445	43,416
	Kinder Morgan Inc.	1,194,510	43,002
	Devon Energy Corp.	684,323	42,339
	Hess Corp.	509,129	42,258
	Cabot Oil & Gas Corp.	748,616	29,016
	Chesapeake Energy Corp.	1,061,972	28,822
*	Cameron International
	Corp.	422,122	25,129
*	Southwestern Energy Co.	624,151	24,548
	Ensco plc Class A	414,359	23,693
	Range Resources Corp.	275,510	23,228
*	FMC Technologies Inc.	419,805	21,918
	EQT Corp.	240,730	21,613
	Murphy Oil Corp.	315,158	20,447
*	Concho Resources Inc.	186,439	20,135
*	Weatherford International
	Ltd.	1,228,504	19,030
	HollyFrontier Corp.	353,190	17,550
	Noble Corp. plc	449,608	16,847
*	Cheniere Energy Inc.	381,563	16,453
	Core Laboratories NV	80,611	15,393
	Cimarex Energy Co.	146,418	15,361
	Helmerich & Payne Inc.	180,656	15,190

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Oceaneering International
	Inc.	192,023	15,147
	Tesoro Corp.	235,716	13,789
*	Whiting Petroleum Corp.	210,655	13,033
	OGE Energy Corp.	352,187	11,939
*	Denbury Resources Inc.	650,876	10,694
*	Oil States International Inc.	97,946	9,963
	SM Energy Co.	118,922	9,884
	QEP Resources Inc.	318,263	9,755
*	Gulfport Energy Corp.	149,306	9,429
*	Continental Resources Inc.	82,519	9,285
	Energen Corp.	129,036	9,129
	Nabors Industries Ltd.	497,879	8,459
*	Cobalt International
	Energy Inc.	511,224	8,410
*	Dresser-Rand Group Inc.	135,563	8,084
*	Rowan Cos. plc Class A	220,745	7,806
*	Superior Energy Services
	Inc.	283,254	7,537
*	WPX Energy Inc.	356,699	7,270
*	First Solar Inc.	132,485	7,239
*	Dril-Quip Inc.	65,182	7,165
*	Oasis Petroleum Inc.	152,159	7,147
	Diamond Offshore Drilling
	Inc.	123,520	7,031
	Patterson-UTI Energy Inc.	243,498	6,165
	Targa Resources Corp.	67,813	5,979
*	Newfield Exploration Co.	241,988	5,960
*	Atwood Oceanics Inc.	108,255	5,780
*	Ultra Petroleum Corp.	258,443	5,595
*	MRC Global Inc.	171,955	5,547
*	Kodiak Oil & Gas Corp.	472,906	5,301
*	Rosetta Resources Inc.	109,038	5,238
	Tidewater Inc.	88,242	5,230
*	Chart Industries Inc.	53,997	5,164
*,^	SandRidge Energy Inc.	828,157	5,027
	SemGroup Corp. Class A	75,521	4,926
	Bristow Group Inc.	65,108	4,887
*	Unit Corp.	87,214	4,502
*	Antero Resources Corp.	70,005	4,441
*	Helix Energy Solutions
	Group Inc.	178,886	4,147
	CARBO Ceramics Inc.	34,887	4,065
	Western Refining Inc.	92,645	3,929
*	McDermott International
	Inc.	420,965	3,856
*	Exterran Holdings Inc.	105,607	3,612
	Energy XXI Bermuda Ltd.	128,239	3,470
*	PDC Energy Inc.	63,449	3,377
*	Laredo Petroleum Holdings
	Inc.	121,656	3,369
*	Carrizo Oil & Gas Inc.	72,928	3,265
*	SEACOR Holdings Inc.	34,456	3,142
*	Stone Energy Corp.	84,306	2,916

*	Hornbeck Offshore
	Services Inc.	57,918	2,851
*	Forum Energy Technologies
	Inc.	94,953	2,683
*	Diamondback Energy Inc.	49,996	2,643
*	Bill Barrett Corp.	89,181	2,388
*	Bonanza Creek Energy Inc.	54,296	2,360
*	SunPower Corp. Class A	77,904	2,322
*	Northern Oil and Gas Inc.	148,753	2,242
*	Geospace Technologies
	Corp.	23,452	2,224
*	Flotek Industries Inc.	110,766	2,223
	Delek US Holdings Inc.	63,461	2,184
	Crosstex Energy Inc.	59,440	2,149
	Comstock Resources Inc.	115,122	2,106
*	Newpark Resources Inc.	162,371	1,996
	Gulfmark Offshore Inc.	40,254	1,897
*	EPL Oil & Gas Inc.	65,604	1,870
*	Approach Resources Inc.	95,798	1,848
*	Key Energy Services Inc.	233,233	1,843
*	Magnum Hunter
	Resources Corp.	251,503	1,838
*	Matrix Service Co.	74,590	1,825
*	GT Advanced
	Technologies Inc.	202,867	1,769
	RPC Inc.	94,983	1,695
*	Parker Drilling Co.	208,071	1,692
*	Basic Energy Services Inc.	105,305	1,662
	PBF Energy Inc. Class A	52,345	1,647
*	C&J Energy Services Inc.	68,797	1,589
*	Clayton Williams Energy
	Inc.	19,018	1,558
*	TETRA Technologies Inc.	125,062	1,546
*	Contango Oil & Gas Co.	31,757	1,501
*	Vaalco Energy Inc.	198,857	1,370
	CVR Energy Inc.	30,602	1,329
*	Hercules Offshore Inc.	201,797	1,318
*	Goodrich Petroleum Corp.	75,517	1,285
*	Halcon Resources Corp.	317,075	1,224
*	Callon Petroleum Co.	183,704	1,200
*	Rex Energy Corp.	59,274	1,168
*	Matador Resources Co.	61,368	1,144
*	Forest Oil Corp.	316,328	1,142
	Alon USA Energy Inc.	68,901	1,140
*	Sanchez Energy Corp.	44,969	1,102
	Adams Resources
	& Energy Inc.	14,978	1,026
*	Abraxas Petroleum Corp.	310,046	1,017
	Green Plains Renewable
	Energy Inc.	48,682	944
*	Endeavour International
	Corp.	178,367	936
*	Dawson Geophysical Co.	26,753	905
*	Swift Energy Co.	66,496	898
	EXCO Resources Inc.	161,156	856

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Penn Virginia Corp.	88,237	832
*	Cal Dive International Inc.	408,743	822
	Bolt Technology Corp.	36,266	798
	W&T Offshore Inc.	49,346	790
*,^	Amyris Inc.	146,510	775
*,^	FuelCell Energy Inc.	542,815	765
*	Gastar Exploration Inc.	109,199	756
*	Pioneer Energy Services
	Corp.	88,256	707
	Gulf Island Fabrication Inc.	29,139	677
*	ION Geophysical Corp.	199,966	660
*	BPZ Resources Inc.	345,576	629
*	Quicksilver Resources Inc.	199,621	613
*	Triangle Petroleum Corp.	73,657	613
*	PHI Inc.	12,507	543
*	Willbros Group Inc.	56,738	534
*	CAMAC Energy Inc.	342,357	507
*	Resolute Energy Corp.	55,080	497
*	Tesco Corp.	24,985	494
*	Natural Gas Services
	Group Inc.	17,710	488
*	Mitcham Industries Inc.	26,737	473
*	Solazyme Inc.	41,551	452
*	FX Energy Inc.	113,973	417
	Evolution Petroleum Corp.	32,625	403
*,^	Enphase Energy Inc.	55,500	352
*	US Energy Corp. Wyoming	93,278	351
*	Emerald Oil Inc.	43,407	332
*	Harvest Natural Resources
	Inc.	67,199	304
*	Midstates Petroleum Co.
	Inc.	44,174	292
*	PetroQuest Energy Inc.	57,380	248
	Pattern Energy Group Inc.	7,443	226
*	Vantage Drilling Co.	121,445	223
*	REX American Resources
	Corp.	4,932	220
*	Arabian American
	Development Co.	17,283	217
*	Athlon Energy Inc.	7,011	212
*	Warren Resources Inc.	67,043	210
*	Renewable Energy Group
	Inc.	16,799	192
*	Global Geophysical
	Services Inc.	113,495	183
*	Forbes Energy Services
	Ltd.	49,454	162
*,^	Ascent Solar Technologies
	Inc.	201,207	142
*	Gevo Inc.	89,060	127
*	TGC Industries Inc.	14,664	107
*,^	KiOR Inc.	60,611	102
*	Double Eagle Petroleum Co.	41,726	97
	Panhandle Oil and Gas Inc.
	Class A	2,610	87

*	TherapeuticsMD Inc.	16,500	86
*	Hyperdynamics Corp.	19,737	80
*	Lucas Energy Inc.	55,087	53
*	STR Holdings Inc.	27,740	44
*	GreenHunter Resources Inc.	33,926	39
*	BioFuel Energy Corp.	19,867	34
*	EXCO Resources Inc.
	Rights Exp. 01/09/2014	210,075	34
*	Miller Energy Resources
	Inc.	2,900	20
*	FieldPoint Petroleum Corp.	4,556	19
*	ZaZa Energy Corp.	18,953	18
*	Ocean Power Technologies
	Inc.	7,673	15
*	Syntroleum Corp.	2,879	10
*	Houston American Energy
	Corp.	14,695	4
*	Isramco Inc.	23	3
*	Lilis Energy Inc.	385	1
*	MagneGas Corp.	1,300	1
*	Barnwell Industries Inc.	174	1
*	PrimeEnergy Corp.	10	—
			3,352,670
Other (0.0%)
*	Adolor Corp. Rights
	Exp. 07/01/2019	126,930	66
*	Cubist Pharmaceuticals,
	Inc. CVR	16,200	2
*	Forest Laboratories Inc.
	Contingent Value Rights
	Exp. 04/14/2018	29,879	—
*	Southern Community
	Financial Corp.	118	—
			68
Technology (14.9%)
	Apple Inc.	1,596,160	895,621
*	Google Inc. Class A	490,939	550,200
	Microsoft Corp.	13,328,969	498,903
	International Business
	Machines Corp.	1,926,501	361,354
	Oracle Corp.	6,063,902	232,005
	Intel Corp.	8,819,003	228,941
	QUALCOMM Inc.	2,997,232	222,544
	Cisco Systems Inc.	9,485,345	212,946
*	Facebook Inc. Class A	3,324,163	181,699
	Hewlett-Packard Co.	3,409,523	95,398
	EMC Corp.	3,650,791	91,817
	Texas Instruments Inc.	1,941,944	85,271
*	Yahoo! Inc.	1,619,765	65,503
*	Cognizant Technology
	Solutions Corp. Class A	536,735	54,199
*	Salesforce.com Inc.	962,859	53,140
*	Adobe Systems Inc.	842,563	50,453
	Corning Inc.	2,567,531	45,753

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Micron Technology Inc.	1,866,112	40,607
	Applied Materials Inc.	2,136,350	37,792
	Intuit Inc.	480,152	36,645
	Western Digital Corp.	398,340	33,421
	Seagate Technology plc	549,714	30,872
*	Cerner Corp.	548,117	30,552
	Symantec Corp.	1,234,847	29,118
	SanDisk Corp.	400,809	28,273
	Analog Devices Inc.	551,919	28,109
	Motorola Solutions Inc.	413,192	27,890
	Broadcom Corp. Class A	918,959	27,247
	NetApp Inc.	604,681	24,877
	Xilinx Inc.	476,069	21,861
*	Citrix Systems Inc.	330,772	20,921
*	Autodesk Inc.	400,293	20,147
	Avago Technologies Ltd.
	Class A	373,282	19,743
*	Juniper Networks Inc.	851,158	19,211
	KLA-Tencor Corp.	295,712	19,062
	Linear Technology Corp.	415,532	18,927
	CA Inc.	560,476	18,860
*	Red Hat Inc.	336,260	18,844
	Altera Corp.	569,741	18,534
*	Catamaran Corp.	366,070	17,381
*	3D Systems Corp.	173,233	16,099
*	Equinix Inc.	88,444	15,694
*	Lam Research Corp.	288,129	15,689
	NVIDIA Corp.	958,219	15,351
	Microchip Technology Inc.	334,365	14,963
	Computer Sciences Corp.	261,260	14,599
*	VeriSign Inc.	243,230	14,540
*	ANSYS Inc.	164,436	14,339
*	Akamai Technologies Inc.	301,725	14,235
	Maxim Integrated Products
	Inc.	501,398	13,994
*	VMware Inc. Class A	150,426	13,495
*	Cree Inc.	214,216	13,403
	Harris Corp.	189,688	13,242
*	Teradata Corp.	290,055	13,195
*	F5 Networks Inc.	137,788	12,519
*	ServiceNow Inc.	209,350	11,726
*	Workday Inc. Class A	138,974	11,557
*	Synopsys Inc.	273,693	11,104
*	Gartner Inc.	155,488	11,047
	LSI Corp.	967,040	10,657
*	NCR Corp.	295,463	10,063
	Marvell Technology Group
	Ltd.	698,488	10,044
	Garmin Ltd.	208,067	9,617
*	Skyworks Solutions Inc.	334,561	9,555
	IAC/InterActiveCorp	137,564	9,449
*,^	Twitter Inc.	145,129	9,237
*	Splunk Inc.	131,488	9,029
*	athenahealth Inc.	66,183	8,902
	Solera Holdings Inc.	122,236	8,649

	Pitney Bowes Inc.	358,698	8,358
*	Concur Technologies Inc.	79,753	8,229
*	Informatica Corp.	192,746	7,999
*	Rackspace Hosting Inc.	198,770	7,778
*	MICROS Systems Inc.	134,159	7,697
*	PTC Inc.	212,257	7,512
*	Ultimate Software Group
	Inc.	47,093	7,216
*	Cadence Design Systems
	Inc.	511,031	7,165
	Leidos Holdings Inc.	152,241	7,078
*	Brocade Communications
	Systems Inc.	790,814	7,015
*	Aspen Technology Inc.	165,261	6,908
*	Nuance Communications
	Inc.	447,505	6,802
*	ON Semiconductor Corp.	790,226	6,511
*	Ingram Micro Inc.	273,944	6,427
*	TIBCO Software Inc.	275,208	6,187
*	NetSuite Inc.	59,775	6,158
*	AOL Inc.	129,991	6,060
*	Teradyne Inc.	340,629	6,002
*	CommVault Systems Inc.	79,839	5,978
*	SunEdison Inc.	450,057	5,873
*	Atmel Corp.	718,975	5,630
*	Tyler Technologies Inc.	54,511	5,567
*	Guidewire Software Inc.	113,216	5,556
*	SS&C Technologies
	Holdings Inc.	124,300	5,502
*	Medidata Solutions Inc.	90,478	5,480
*	JDS Uniphase Corp.	407,942	5,295
*	VeriFone Systems Inc.	194,199	5,208
*	Palo Alto Networks Inc.	90,296	5,189
*	Riverbed Technology Inc.	273,373	4,943
	Mentor Graphics Corp.	203,834	4,906
*	ARRIS Group Inc.	196,389	4,785
	DST Systems Inc.	52,685	4,781
*	Fortinet Inc.	247,063	4,726
*	Allscripts Healthcare
	Solutions Inc.	301,939	4,668
*	ViaSat Inc.	73,101	4,580
*	ACI Worldwide Inc.	69,249	4,501
*	Ciena Corp.	183,448	4,390
*	SolarWinds Inc.	113,500	4,294
*	Advanced Micro Devices
	Inc.	1,093,889	4,233
*	Microsemi Corp.	167,377	4,176
	Compuware Corp.	366,056	4,103
*	Finisar Corp.	171,194	4,095
*	Verint Systems Inc.	94,913	4,076
*	Manhattan Associates Inc.	34,273	4,026
*	Qlik Technologies Inc.	150,078	3,997
	j2 Global Inc.	78,745	3,938
	Lexmark International Inc.
	Class A	110,813	3,936

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Fair Isaac Corp.	62,330	3,917
*	EchoStar Corp. Class A	75,568	3,757
*	Dealertrack Technologies
	Inc.	78,110	3,756
*	Cornerstone OnDemand
	Inc.	69,490	3,707
*	Sapient Corp.	211,518	3,672
	Plantronics Inc.	77,743	3,611
*	Rovi Corp.	182,073	3,585
	Diebold Inc.	107,131	3,536
*	Polycom Inc.	303,744	3,411
*	Aruba Networks Inc.	184,770	3,307
	NIC Inc.	132,912	3,306
*	International Rectifier Corp.	126,360	3,294
*	Tech Data Corp.	63,691	3,286
*	Electronics For Imaging Inc.	83,544	3,236
*	Demandware Inc.	49,384	3,167
*	SYNNEX Corp.	46,894	3,161
*	Semtech Corp.	122,248	3,090
*	Synaptics Inc.	59,424	3,079
	Cogent Communications
	Group Inc.	76,016	3,072
	Blackbaud Inc.	81,288	3,060
*	CACI International Inc.
	Class A	41,580	3,044
*	Cavium Inc.	88,043	3,038
*	Fairchild Semiconductor
	International Inc. Class A	225,949	3,016
*	Silicon Laboratories Inc.	69,204	2,997
*	Syntel Inc.	32,689	2,973
*	Progress Software Corp.	114,827	2,966
*	Hittite Microwave Corp.	47,596	2,938
	Advent Software Inc.	82,737	2,895
	Science Applications
	International Corp.	86,897	2,874
*	Entegris Inc.	246,354	2,858
	MKS Instruments Inc.	94,534	2,830
	Power Integrations Inc.	50,372	2,812
	ADTRAN Inc.	100,381	2,711
*	Blucora Inc.	90,558	2,641
*	RF Micro Devices Inc.	503,012	2,596
	Intersil Corp. Class A	225,545	2,587
*	Integrated Device
	Technology Inc.	253,863	2,587
*	Bottomline Technologies
	de Inc.	71,483	2,585
*	FleetMatics Group plc	59,568	2,576
*	Web.com Group Inc.	80,814	2,569
*	iGATE Corp.	63,580	2,553
*	Envestnet Inc.	61,940	2,496
	Cypress Semiconductor
	Corp.	236,533	2,484
*	Applied Micro Circuits
	Corp.	185,518	2,482
*	Cray Inc.	87,196	2,394

*	CalAmp Corp.	84,401	2,361
	CSG Systems
	International Inc.	80,050	2,353
*	PROS Holdings Inc.	58,339	2,328
*	ATMI Inc.	76,951	2,325
*	Cirrus Logic Inc.	112,659	2,302
*	NETGEAR Inc.	69,827	2,300
*	PMC - Sierra Inc.	354,999	2,283
*	MedAssets Inc.	114,149	2,264
*	MicroStrategy Inc. Class A	17,957	2,231
*	Interactive Intelligence
	Group Inc.	33,078	2,228
	InterDigital Inc.	75,128	2,216
*	Advanced Energy
	Industries Inc.	96,477	2,205
*	TriQuint Semiconductor Inc.	259,784	2,167
	Tessera Technologies Inc.	109,453	2,157
*	Insight Enterprises Inc.	94,249	2,140
*	Infoblox Inc.	64,161	2,119
*	Unisys Corp.	62,924	2,112
*	Dycom Industries Inc.	75,113	2,087
*	Diodes Inc.	87,412	2,059
*	BroadSoft Inc.	75,220	2,057
*	Comverse Inc.	52,492	2,037
*	Cabot Microelectronics
	Corp.	44,296	2,024
*	QLogic Corp.	160,813	1,902
	Computer Programs
	& Systems Inc.	30,653	1,895
*	Ellie Mae Inc.	69,924	1,879
*	Amkor Technology Inc.	305,424	1,872
*	OmniVision Technologies
	Inc.	105,937	1,822
*	ScanSource Inc.	42,362	1,797
*	Premier Inc. Class A	47,935	1,762
*	Kulicke & Soffa Industries
	Inc.	131,546	1,750
*	Ubiquiti Networks Inc.	37,961	1,745
*	Callidus Software Inc.	126,016	1,730
*	Tableau Software Inc.
	Class A	24,100	1,661
	Pegasystems Inc.	33,098	1,628
*	Digital River Inc.	87,085	1,611
*	Netscout Systems Inc.	54,081	1,600
*	Infinera Corp.	161,443	1,579
*	Accelrys Inc.	164,539	1,570
*	Lattice Semiconductor
	Corp.	283,991	1,565
	Brooks Automation Inc.	148,567	1,558
*	ICG Group Inc.	82,458	1,536
*	InvenSense Inc.	72,985	1,517
	Quality Systems Inc.	71,433	1,504
*	Emulex Corp.	208,675	1,494
	Monotype Imaging
	Holdings Inc.	46,627	1,486

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Epiq Systems Inc.	90,427	1,466
*	RealPage Inc.	61,051	1,427
*	Loral Space
	& Communications Inc.	17,518	1,419
*	Responsys Inc.	51,307	1,406
*	Harmonic Inc.	189,531	1,399
*	Monolithic Power Systems
	Inc.	39,711	1,376
*,^	VirnetX Holding Corp.	70,364	1,366
*	Ixia	101,193	1,347
*	Rambus Inc.	140,353	1,329
*	Spansion Inc. Class A	94,568	1,314
^	Ebix Inc.	88,422	1,302
*	Synchronoss Technologies
	Inc.	41,164	1,279
*	Actuate Corp.	165,612	1,277
*	CommScope Holding Co.
	Inc.	65,893	1,247
*	Axcelis Technologies Inc.	505,859	1,234
*	IntraLinks Holdings Inc.	100,830	1,221
*	Freescale Semiconductor
	Ltd.	75,043	1,204
	Comtech
	Telecommunications Corp.	38,207	1,204
*	VOXX International Corp.
	Class A	71,600	1,196
*	Shutterstock Inc.	14,263	1,193
*	SPS Commerce Inc.	17,944	1,172
*	EPAM Systems Inc.	32,930	1,151
*	Internap Network Services
	Corp.	151,485	1,139
*	Fusion-io Inc.	127,566	1,137
*	Extreme Networks Inc.	157,245	1,101
*	CIBER Inc.	264,215	1,094
*	FormFactor Inc.	180,632	1,087
*	Sonus Networks Inc.	344,808	1,086
*	LivePerson Inc.	71,587	1,061
	CDW Corp.	44,380	1,037
	Forrester Research Inc.	27,092	1,037
*	Brightcove Inc.	71,638	1,013
*	Ceva Inc.	65,631	999
	American Software Inc.
	Class A	98,094	968
	Computer Task Group Inc.	51,182	967
*	Calix Inc.	99,180	956
*	Exar Corp.	79,340	935
	Inteliquent Inc.	81,731	933
*	LogMeIn Inc.	27,459	921
*	Digi International Inc.	75,909	920
*	Agilysys Inc.	65,182	907
*	Guidance Software Inc.	89,345	902
*	Premiere Global Services
	Inc.	77,640	900
*	Virtusa Corp.	23,334	889
*	Ultratech Inc.	30,501	885

*	Tangoe Inc.	48,170	868
*	Integrated Silicon Solution
	Inc.	71,029	859
*	Proofpoint Inc.	24,185	802
*	Silicon Graphics
	International Corp.	59,349	796
*	Perficient Inc.	32,333	757
*	Icad Inc.	64,632	754
*	AXT Inc.	282,829	738
*	Ruckus Wireless Inc.	51,951	738
	Hackett Group Inc.	117,187	728
*	Carbonite Inc.	61,384	726
	Cohu Inc.	68,641	721
	IXYS Corp.	55,446	719
*	FireEye Inc.	16,047	700
*	Aviat Networks Inc.	302,467	684
	West Corp.	25,239	649
*	Entropic Communications
	Inc.	133,126	627
	Alliance Fiber Optic
	Products Inc.	40,167	605
*	Immersion Corp.	57,685	599
*	LTX-Credence Corp.	73,422	587
*	Oplink Communications Inc.	30,881	574
*	RigNet Inc.	11,760	564
*	Dot Hill Systems Corp.	163,500	551
*	iPass Inc.	349,416	549
*	Dynamics Research Corp.	47,484	545
*	Jive Software Inc.	47,461	534
	Micrel Inc.	51,595	509
*	Marketo Inc.	13,695	508
*	Datawatch Corp.	14,398	490
*	Aware Inc.	80,072	489
*	Limelight Networks Inc.	239,554	474
*	SciQuest Inc.	16,465	469
*	DSP Group Inc.	47,478	461
*	KVH Industries Inc.	35,175	458
*	Imation Corp.	97,843	458
*	Super Micro Computer Inc.	25,990	446
	Acorn Energy Inc.	109,169	444
*	Kopin Corp.	105,030	443
*	Unwired Planet Inc.	313,393	432
*	Mercury Systems Inc.	39,223	429
*	ANADIGICS Inc.	229,174	422
*	Textura Corp.	14,000	419
*	Pendrell Corp.	202,636	407
*	Amtech Systems Inc.	58,341	406
*	Silicon Image Inc.	61,931	381
*	Veeva Systems Inc. Class A	11,727	376
*	Datalink Corp.	34,059	371
*	Audience Inc.	31,844	371
*	Alpha & Omega
	Semiconductor Ltd.	46,136	356
*	ShoreTel Inc.	37,147	345
	Concurrent Computer Corp.	40,714	333

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Edgewater Technology Inc.	46,566	325
*	KEYW Holding Corp.	23,960	322
*	Nanometrics Inc.	16,593	316
*	Emcore Corp.	60,428	309
*	ChannelAdvisor Corp.	7,400	309
*	PDF Solutions Inc.	11,988	307
*	Photronics Inc.	33,314	301
*	Quantum Corp.	248,082	298
	PC Connection Inc.	11,926	296
*	Millennial Media Inc.	38,185	278
*,^	Parkervision Inc.	58,498	266
*	Merge Healthcare Inc.	113,737	264
*	VASCO Data Security
	International Inc.	33,863	262
*	Rosetta Stone Inc.	20,321	248
*	support.com Inc.	63,843	242
	PC-Tel Inc.	25,151	241
*	Cvent Inc.	6,558	239
*	LRAD Corp.	118,475	223
*	Procera Networks Inc.	14,819	223
*	FalconStor Software Inc.	157,919	213
*	Seachange International
	Inc.	16,877	205
*	MeetMe Inc.	111,347	204
	Preformed Line Products
	Co.	2,778	203
*,^	Mitek Systems Inc.	33,388	198
*	Supertex Inc.	7,904	198
	Evolving Systems Inc.	20,122	196
*	eGain Corp.	19,104	196
*	Systemax Inc.	17,314	195
*	MaxLinear Inc.	18,480	193
*	Authentidate Holding Corp.	138,357	185
*	Novatel Wireless Inc.	78,198	185
*	Cyan Inc.	34,210	181
*	Zix Corp.	38,837	177
*	Oclaro Inc.	70,562	176
*	UniTek Global Services Inc.	105,753	176
*	GSI Technology Inc.	26,114	173
	United Online Inc.	12,540	173
*	Cascade Microtech Inc.	18,193	170
*	Vocus Inc.	14,610	166
*	Clearfield Inc.	8,217	166
*	Benefitfocus Inc.	2,866	165
*	Vocera Communications Inc.	10,161	159
*	Telenav Inc.	23,763	157
*	Sigma Designs Inc.	32,557	154
*	Inphi Corp.	11,546	149
*	Rudolph Technologies Inc.	12,228	144
*	Lantronix Inc.	89,562	141
	QAD Inc. Class A	7,308	129
*	Intermolecular Inc.	25,996	128
*	Zhone Technologies Inc.	23,672	126
*	Hutchinson Technology Inc.	39,231	126
*	Mattson Technology Inc.	45,776	125

*,^	CVD Equipment Corp.	8,553	124
*	Gigamon Inc.	4,400	124
*	Pericom Semiconductor
	Corp.	13,248	117
*	RingCentral Inc. Class A	6,103	112
*	MoSys Inc.	19,562	108
	Digimarc Corp.	5,592	108
*	QuickLogic Corp.	27,004	107
*	Rally Software Development
	Corp.	5,200	101
*	Nimble Storage Inc.	2,162	98
*	PLX Technology Inc.	14,181	93
*	Crossroads Systems Inc.	37,250	90
*	Innodata Inc.	35,130	86
*	Crexendo Inc.	27,483	83
*	Vringo Inc.	28,067	83
	Mastech Holdings Inc.	5,931	83
	Simulations Plus Inc.	16,100	81
*	Qumu Corp.	6,050	77
*	Park City Group Inc.	7,553	77
*	Pixelworks Inc.	15,645	75
*	Westell Technologies Inc.
	Class A	18,333	74
*	Mitel Networks Corp.	6,881	69
*	Ikanos Communications Inc.	53,944	65
*	TeleCommunication
	Systems Inc. Class A	27,799	64
*	Identive Group Inc.	103,793	60
*	Bsquare Corp.	16,441	59
*	NetSol Technologies Inc.	9,569	56
*	Smith Micro Software Inc.	36,488	54
*	ePlus Inc.	949	54
*	Rocket Fuel Inc.	857	53
*	NCI Inc. Class A	7,496	50
*	Synacor Inc.	18,940	46
	CSP Inc.	5,391	44
*	Numerex Corp. Class A	3,305	43
*	PAR Technology Corp.	7,772	42
*	ClearOne Inc.	4,569	40
*	ID Systems Inc.	6,809	39
*	ADDvantage Technologies
	Group Inc.	13,830	37
*	Radisys Corp.	15,728	36
*	Exa Corp.	2,578	34
*	Meru Networks Inc.	7,840	34
*	GigOptix Inc.	20,182	31
*	Voltari Corp.	8,324	29
*	Ultra Clean Holdings Inc.	2,430	24
*,^	Violin Memory Inc.	5,789	23
*	Inuvo Inc.	17,600	23
*	Boingo Wireless Inc.	3,400	22
*	GSE Systems Inc.	13,415	21
	Transact Technologies Inc.	1,540	19
*	ChyronHego Corp.	9,049	19

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Wave Systems Corp.
	Class A	15,726	14
	Communications Systems
	Inc.	1,077	12
*	Cobra Electronics Corp.	3,967	12
	QAD Inc. Class B	573	9
*	Overland Storage Inc.	9,096	9
*	Intellicheck Mobilisa Inc.	16,110	8
*	Relm Wireless Corp.	1,800	6
*	Selectica Inc.	829	5
*	Key Tronic Corp.	400	4
	Optical Cable Corp.	959	4
*	inTEST Corp.	900	3
*	Bridgeline Digital Inc.	1,800	2
*	Cover-All Technologies Inc.	1,300	2
*	Superconductor
	Technologies Inc.	656	1
*	Netlist Inc.	100	—
			5,452,655
Telecommunications (2.1%)
	AT&T Inc.	9,345,824	328,599
	Verizon Communications
	Inc.	5,073,898	249,331
*	Crown Castle
	International Corp.	592,769	43,527
	CenturyLink Inc.	1,048,653	33,400
*	SBA Communications
	Corp. Class A	227,816	20,467
*	Sprint Corp.	1,395,280	14,999
*	T-Mobile US Inc.	423,111	14,234
*	Level 3 Communications
	Inc.	297,735	9,876
	Windstream Holdings Inc.	1,058,115	8,444
	Frontier Communications
	Corp.	1,774,394	8,251
*	tw telecom inc Class A	255,898	7,797
	Telephone & Data
	Systems Inc.	161,873	4,173
*	Leap Wireless
	International Inc.	134,187	2,335
*	8x8 Inc.	181,387	1,843
*	Cincinnati Bell Inc.	506,520	1,803
	Atlantic Tele-Network Inc.	27,741	1,569
	EarthLink Inc.	247,311	1,254
	United States Cellular Corp.	23,438	980
	Consolidated
	Communications
	Holdings Inc.	45,889	901
*	General Communication
	Inc. Class A	73,641	821
*,^	NII Holdings Inc.	290,008	798
	Shenandoah
	Telecommunications Co.	29,162	749
	NTELOS Holdings Corp.	36,107	730
*	Vonage Holdings Corp.	219,131	730

*	Cbeyond Inc.	96,930	669
*	Alaska Communications
	Systems Group Inc.	314,731	667
	IDT Corp. Class B	35,949	642
	Lumos Networks Corp.	28,613	601
	HickoryTech Corp.	40,033	514
*	Iridium Communications Inc.	76,247	477
	USA Mobility Inc.	32,415	463
*	Elephant Talk
	Communications Corp.	200,169	246
*	Intelsat SA	9,000	203
*	Fairpoint
	Communications Inc.	17,505	198
*	inContact Inc.	19,879	155
*	Straight Path
	Communications Inc.
	Class B	16,324	134
*	ORBCOMM Inc.	17,997	114
*	Hawaiian Telcom Holdco
	Inc.	2,246	66
*	Towerstream Corp.	19,717	58
	Alteva	5,138	42
			762,860
Utilities (3.0%)
	Duke Energy Corp.	1,252,506	86,435
	Dominion Resources Inc.	1,029,830	66,620
	NextEra Energy Inc.	772,049	66,103
	Southern Co.	1,564,291	64,308
	Spectra Energy Corp.	1,188,691	42,341
	Exelon Corp.	1,520,282	41,640
	American Electric Power
	Co. Inc.	864,572	40,410
	Sempra Energy	412,018	36,983
	PPL Corp.	1,118,198	33,647
	PG&E Corp.	797,166	32,110
	Public Service Enterprise
	Group Inc.	897,493	28,756
	Consolidated Edison Inc.	519,674	28,728
	Edison International	578,043	26,763
	Xcel Energy Inc.	882,920	24,669
	FirstEnergy Corp.	742,045	24,473
	Northeast Utilities	559,096	23,700
	ONEOK Inc.	366,091	22,763
	DTE Energy Co.	313,701	20,827
	Entergy Corp.	316,440	20,021
	NiSource Inc.	555,891	18,278
	CenterPoint Energy Inc.	760,533	17,629
	Wisconsin Energy Corp.	401,944	16,616
	NRG Energy Inc.	573,799	16,479
	AES Corp.	1,119,519	16,244
	Ameren Corp.	430,549	15,569
*	Calpine Corp.	694,930	13,558
	American Water Works
	Co. Inc.	316,410	13,371
	CMS Energy Corp.	473,978	12,688

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	SCANA Corp.	224,583	10,540
	Pinnacle West Capital Corp.	195,379	10,339
	Alliant Energy Corp.	196,932	10,162
	National Fuel Gas Co.	141,130	10,077
	AGL Resources Inc.	210,977	9,964
	ITC Holdings Corp.	93,245	8,935
	Pepco Holdings Inc.	443,435	8,483
	UGI Corp.	202,621	8,401
	Integrys Energy Group Inc.	141,727	7,711
	Aqua America Inc.	313,848	7,404
	Atmos Energy Corp.	161,573	7,339
	Westar Energy Inc. Class A	225,879	7,266
	Questar Corp.	311,014	7,150
	TECO Energy Inc.	386,018	6,655
	Great Plains Energy Inc.	273,296	6,625
	Vectren Corp.	146,468	5,200
	Cleco Corp.	107,422	5,008
	IDACORP Inc.	89,200	4,624
	Hawaiian Electric Industries
	Inc.	177,187	4,617
	Southwest Gas Corp.	82,317	4,602
	Piedmont Natural Gas Co.
	Inc.	135,082	4,479
	UNS Energy Corp.	70,310	4,208
	Portland General Electric
	Co.	138,941	4,196
	Black Hills Corp.	79,201	4,159
	UIL Holdings Corp.	100,331	3,888
	WGL Holdings Inc.	92,391	3,701
	ALLETE Inc.	72,354	3,609
	New Jersey Resources
	Corp.	74,818	3,460
	PNM Resources Inc.	141,381	3,410
*	Dynegy Inc. Class A	151,060	3,251
	South Jersey Industries
	Inc.	57,439	3,214
	Avista Corp.	107,117	3,020
	NorthWestern Corp.	68,349	2,961
	El Paso Electric Co.	76,887	2,699
	Laclede Group Inc.	55,425	2,524
	MGE Energy Inc.	42,279	2,448
	Empire District Electric Co.	105,843	2,402
	American States Water Co.	72,309	2,077
	Northwest Natural Gas Co.	48,241	2,066
	California Water Service
	Group	73,742	1,701
	Chesapeake Utilities Corp.	18,490	1,110
	SJW Corp.	37,119	1,106
	Connecticut Water Service
	Inc.	25,226	896
	Ormat Technologies Inc.	30,754	837
	Atlantic Power Corp.	216,253	753
	Unitil Corp.	16,080	490
*	Genie Energy Ltd. Class B	33,337	340
	Middlesex Water Co.	16,081	337

*	Cadiz Inc.	39,826	277
	York Water Co.	12,613	264
	Artesian Resources Corp.
	Class A	11,011	253
	Delta Natural Gas Co. Inc.	9,196	206
*	Pure Cycle Corp.	21,848	138
*	US Geothermal Inc.	216,938	82
	Gas Natural Inc.	2,653	21
*	EuroSite Power Inc.	883	1
			1,093,415
Total Common Stocks
(Cost $24,385,094)			36,319,465
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.125%	381,067,995	381,068

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4],5	Fannie Mae
	Discount Notes,
	0.075%, 3/5/14	1,000	1,000
[4],6	Federal Home Loan Bank
	Discount Notes,
	0.190%, 1/15/14	900	900
[4],5	Freddie Mac
	Discount Notes,
	0.063%, 3/17/14	5,100	5,098
			6,998
Total Temporary Cash Investments
(Cost $388,067)			388,066
Total Investments (100.6%)
(Cost $24,773,161)			36,707,531
Other Assets and Liabilities (-0.6%)
Other Assets			115,185
Liabilities[3]			(331,801)
			(216,616)
Net Assets (100%)			36,490,915

Institutional Total Stock Market Index Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	24,760,327
Undistributed Net Investment Income	2,781
Accumulated Net Realized Losses	(211,759)
Unrealized Appreciation (Depreciation)
Investment Securities	11,934,370
Futures Contracts	5,196
Net Assets	36,490,915

Institutional Shares—Net Assets
Applicable to 77,739,783 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,289,831
Net Asset Value Per Share—
Institutional Shares	$42.32

Institutional Plus Shares—Net Assets
Applicable to 784,450,414 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	33,201,084
Net Asset Value Per Share—
Institutional Plus Shares	$42.32

Securities with a market value of less than $500 are displayed with a dash.
See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,171,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $50,956,000 of collateral received for securities on loan.
4 Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	600,883
Interest[1]	189
Securities Lending	3,921
Total Income	604,993
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1,290
Management and Administrative—Institutional Plus Shares	5,404
Total Expenses	6,694
Net Investment Income	598,299
Realized Net Gain (Loss)
Investment Securities Sold	198,794
Futures Contracts	41,792
Realized Net Gain (Loss)	240,586
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,840,964
Futures Contracts	3,997
Change in Unrealized Appreciation (Depreciation)	7,844,961
Net Increase (Decrease) in Net Assets Resulting from Operations	8,683,846
1 Interest income from an affiliated company of the fund was $178,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	598,299	486,820
Realized Net Gain (Loss)	240,586	429,144
Change in Unrealized Appreciation (Depreciation)	7,844,961	2,321,982
Net Increase (Decrease) in Net Assets Resulting from Operations	8,683,846	3,237,946
Distributions
Net Investment Income
Institutional Shares	(61,941)	(65,877)
Institutional Plus Shares	(536,704)	(420,252)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(598,645)	(486,129)
Capital Share Transactions
Institutional Shares	(585,939)	(278,956)
Institutional Plus Shares	5,259,520	2,298,734
Net Increase (Decrease) from Capital Share Transactions	4,673,581	2,019,778
Total Increase (Decrease)	12,758,782	4,771,595
Net Assets
Beginning of Period	23,732,133	18,960,538
End of Period[1]	36,490,915	23,732,133
1 Net Assets—End of Period includes undistributed net investment income of $2,781,000 and $3,026,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$32.27	$28.32	$28.54	$24.80	$19.68
Investment Operations
Net Investment Income	.726	.694	.532	.495	.483
Net Realized and Unrealized Gain (Loss)
on Investments	10.051	3.950	(.222)	3.741	5.120
Total from Investment Operations	10.777	4.644	.310	4.236	5.603
Distributions
Dividends from Net Investment Income	(.727)	(.694)	(. 530)	(. 496)	(.483)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.727)	(.694)	(. 530)	(. 496)	(.483)
Net Asset Value, End of Period	$42.32	$32.27	$28.32	$28.54	$24.80

Total Return	33.64%	16.47%	1.09%	17.28%	28.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,290	$3,001	$2,874	$2,248	$1,700
Ratio of Total Expenses to Average Net Assets	0.040%	0.040%	0.042%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.25%	1.93%	1.95%	2.36%
Portfolio Turnover Rate[1]	9%	8%	12%	14%	13%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$32.28	$28.32	$28.54	$24.81	$19.68
Investment Operations
Net Investment Income	.734	.701	.537	.499	.487
Net Realized and Unrealized Gain (Loss)
on Investments	10.041	3.959	(.221)	3.732	5.130
Total from Investment Operations	10.775	4.660	. 316	4.231	5.617
Distributions
Dividends from Net Investment Income	(.735)	(.700)	(. 536)	(. 501)	(. 487)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.735)	(.700)	(. 536)	(. 501)	(. 487)
Net Asset Value, End of Period	$42.32	$32.28	$28.32	$28.54	$24.81

Total Return	33.63%	16.53%	1.11%	17.25%	28.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,201	$20,731	$16,087	$12,976	$10,520
Ratio of Total Expenses to Average Net Assets	0.020%	0.020%	0.022%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.27%	1.95%	1.97%	2.38%
Portfolio Turnover Rate[1]	9%	8%	12%	14%	13%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Institutional Total Stock Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Institutional Total Stock Market Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,319,397	—	68
Temporary Cash Investments	381,068	6,998	—
Futures Contracts—Assets[1]	552	—	—
Total	36,701,017	6,998	68
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2014	206	94,817	3,721
E-mini S&P 500 Index	March 2014	477	43,910	816
E-mini Russell 2000 Index	March 2014	145	16,840	659
				5,196

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $101,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at December 31, 2013, had unrealized appreciation of $1,254,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

For tax purposes, at December 31, 2013, the fund had $4,075,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $245,652,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $205,305,000 to offset future net capital gains. Of this amount, $115,540,000

Institutional Total Stock Market Index Fund

is subject to expiration on December 31, 2017. Capital losses of $89,765,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $24,775,673,000. Net unrealized appreciation of investment securities for tax purposes was $11,931,858,000, consisting of unrealized gains of $12,455,536,000 on securities that had risen in value since their purchase and $523,678,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2013, the fund purchased $7,214,859,000 of investment securities and sold $2,548,101,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,050,027,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	513,171	13,430	372,441	12,116
Issued in Lieu of Cash Distributions	54,455	1,418	57,941	1,833
Redeemed	(1,153,565)	(30,091)	(709,338)	(22,452)
Net Increase (Decrease) —Institutional Shares	(585,939)	(15,243)	(278,956)	(8,503)
Institutional Plus Shares
Issued	8,673,299	232,142	4,801,320	154,229
Issued in Lieu of Cash Distributions	512,628	13,274	391,269	12,357
Redeemed	(3,926,407)	(103,228)	(2,893,855)	(92,343)
Net Increase (Decrease)—Institutional Plus Shares	5,259,520	142,188	2,298,734	74,243

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2014

Special 2013 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $553,387,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 90.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,170.22	$0.22
Institutional Plus Shares	1,000.00	1,170.33	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formally known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; the MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.	Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2013: $53,000
Fiscal Year Ended December 31, 2012: $47,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2013: $5,714,113
Fiscal Year Ended December 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended December 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2013: $1,552,950
Fiscal Year Ended December 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2013: $110,000
Fiscal Year Ended December 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended December 31, 2012.

(d) All Other Fees.

Fiscal Year Ended December 31, 2013: $132,000
Fiscal Year Ended December 31, 2012: $16,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2013: $242,000
Fiscal Year Ended December 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 20, 2014
VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.